                            [LOGO OF NATIONWIDE/(R)/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                    ACCOUNT-7

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2929-12/04

                          NATIONWIDE VARIABLE ACCOUNT-7
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         1,442,515 shares (cost $13,245,890)..................................................   $     16,963,979
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         150,020 shares (cost $2,820,402).....................................................          3,375,441
    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         13,035 shares (cost $151,489)........................................................            191,358
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         5,727 shares (cost $74,052)..........................................................             83,447
    AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
         86,720 shares (cost $1,309,937)......................................................          1,704,044
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
         55,360 shares (cost $624,670)........................................................            725,773
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         24,298 shares (cost $459,767)........................................................            517,548
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         101,177 shares (cost $1,746,917).....................................................          2,142,923
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         423,843 shares (cost $8,181,148).....................................................         10,117,126
    Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
         377,770 shares (cost $4,769,578).....................................................          6,274,754
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         132,879 shares (cost $2,606,230).....................................................          3,070,839
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         791,808 shares (cost $9,296,098).....................................................         13,294,462
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         60,177 shares (cost $751,355)........................................................            938,163
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         16,876 shares (cost $396,792)........................................................            424,766
    Dreyfus Stock Index Fund, Inc - Initial Shares (DryStkIx)
         64,202 shares (cost $1,662,501)......................................................          1,983,197
    Dreyfus Stock Index Fund, Inc - Service Shares (DryStklxS)
         155,878 shares (cost $4,438,756).....................................................          4,816,622
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         129,393 shares (cost $2,213,162).....................................................          2,662,899
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         481,077 shares (cost $2,370,088).....................................................          2,799,871
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         1,693,355 shares (cost $12,601,186)..................................................         13,834,709
    Federated IS - International Equity Fund II (FedIntEq)
         15,561 shares (cost $171,749)........................................................            205,720
    Federated IS - Mid Cap Growth Strategies Fund II (FedMidCapGr)
         34,565 shares (cost $574,930)........................................................            726,553
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         291,916 shares (cost $3,396,956).....................................................          3,406,662
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,390,007 shares (cost $16,235,642)..................................................         16,165,787

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         1,852,462 shares (cost $41,546,151)..................................................   $     46,996,950
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         1,546,070 shares (cost $35,003,545)..................................................         39,084,658
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         2,095,429 shares (cost $43,886,572)..................................................         52,574,306
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
         1,414,138 shares (cost $63,299,802)..................................................         45,266,559
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         1,413,838 shares (cost $63,724,643)..................................................         45,073,165
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         1,119,216 shares (cost $30,536,680)..................................................         35,411,995
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
         5,646,965 shares (cost $33,962,088)..................................................         39,528,757
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         3,208,255 shares (cost $22,494,100)..................................................         22,361,541
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
         3,136,717 shares (cost $19,345,559)..................................................         21,674,717
    Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
         38,368,433 shares (cost $38,368,433).................................................         38,368,433
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         1,788,982 shares (cost $30,905,305)..................................................         31,342,966
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         707,478 shares (cost $9,722,846).....................................................         12,338,409
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         536,404 shares (cost $7,369,077).....................................................          9,328,067
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         140,158 shares (cost $2,141,577).....................................................          2,424,731
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         64,312 shares (cost $970,716)........................................................          1,120,962
    Fidelity/(R)/ VIP - Value Portfolio - Service Class (FidVIPVal)
         72,241 shares (cost $697,865)........................................................            861,833
    Fidelity/(R)/ VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
         136,991 shares (cost $1,268,596).....................................................          1,626,083
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class (FidVIPAMGr)
         459,180 shares (cost $6,357,960).....................................................          5,868,323
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class (FidVIPAMGrS)
         338,634 shares (cost $4,797,334).....................................................          4,297,260
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
         247,497 shares (cost $3,044,620).....................................................          3,120,934
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         581,071 shares (cost $8,273,114).....................................................          8,628,904
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
         485,089 shares (cost $7,468,387).....................................................          7,155,060
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
         338,403 shares (cost $4,756,292).....................................................          4,954,221
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
         2,528,569 shares (cost $62,570,583)..................................................         67,310,517
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         1,873,331 shares (cost $45,672,164)..................................................         49,699,484
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         1,973,810 shares (cost $40,444,133)..................................................         52,009,886

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
         687,178 shares (cost $95,663,721).....................................................  $     94,658,774
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
         5,224,569 shares (cost $68,674,616)..................................................         69,225,535
    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
         20,091 shares (cost $146,655)........................................................            175,395
    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
         372,670 shares (cost $2,707,963).....................................................          3,208,692
    Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
         3,343,219 shares (cost $47,993,881)..................................................         47,975,187
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
         1,224,392 shares (cost $17,108,185)..................................................         17,484,320
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
         681,979 shares (cost $9,049,566).....................................................          9,684,104
    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
         66,635 shares (cost $424,867)........................................................            476,443
    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
         515,400 shares (cost $3,139,872).....................................................          3,664,497
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
         1,894,134 shares (cost $27,878,070)..................................................         26,347,407
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
         2,413,803 shares (cost $36,859,690)..................................................         33,382,902
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
         1,390,479 shares (cost $17,407,379)..................................................         19,063,462
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         7,596,472 shares (cost $152,884,337).................................................        122,075,302
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         2,255,772 shares (cost $48,129,422)..................................................         36,205,145
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
         459,614 shares (cost $7,295,559).....................................................          7,335,441
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
         149,495 shares (cost $3,067,722).....................................................          4,511,752
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
         810,382 shares (cost $16,143,921)....................................................         24,368,175
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         1,946,299 shares (cost $38,630,175)..................................................         58,155,409
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         29,895 shares (cost $318,321)........................................................            421,227
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         611,348 shares (cost $7,812,132).....................................................          8,644,458
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 1 (FrVIPRisDiv)
         131,414 shares (cost $2,020,414).....................................................          2,332,591
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)
         33,510 shares (cost $409,984)........................................................            486,895
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         5,792 shares (cost $81,070)..........................................................             90,015
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         57,656 shares (cost $831,639)........................................................            957,090
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
         506,820 shares (cost $6,887,026).....................................................          8,387,870
    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         193,820 shares (cost $2,031,439).....................................................          2,091,320

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         69,497 shares (cost $732,805)........................................................   $        752,649
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         2,477,131 shares (cost $30,201,663)..................................................         28,784,257
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         1,680,234 shares (cost $16,600,607)..................................................         19,356,290
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         3,539,265 shares (cost $35,724,624)..................................................         36,985,318
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         12,941,622 shares (cost $125,358,868)................................................        145,722,662
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         5,170,783 shares (cost $49,534,097)..................................................         59,567,422
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         4,815,738 shares (cost $47,652,101)..................................................         52,539,697
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         88,148 shares (cost $1,259,887)......................................................          1,370,698
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         21,470,532 shares (cost $21,470,532).................................................         21,470,532
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         281,782 shares (cost $3,381,904).....................................................          4,116,841
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         46,485 shares (cost $528,112)........................................................            586,640
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         654,291 shares (cost $7,091,779).....................................................          8,211,353
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         34,724 shares (cost $700,468)........................................................            797,272
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         289,874 shares (cost $6,186,412).....................................................          6,609,123
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         38,619 shares (cost $511,594)........................................................            524,835
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         606,495 shares (cost $4,785,269).....................................................          5,664,667
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         1,225,420 shares (cost $7,190,489)...................................................          8,577,943
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         316,372 shares (cost $3,804,456).....................................................          4,653,834
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         630,599 shares (cost $6,067,461).....................................................          7,611,325
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         9,468 shares (cost $131,995).........................................................            132,454
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         496,849 shares (cost $15,334,345)....................................................         18,249,258
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         5,799 shares (cost $146,063).........................................................            171,929
    Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         171,983 shares (cost $4,401,180).....................................................          5,047,691
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         24,710 shares (cost $579,774)........................................................            729,191
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         340,384 shares (cost $7,525,769).....................................................          9,983,465
    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
         221,581 shares (cost $1,794,378).....................................................          1,949,911

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         866,551 shares (cost $14,607,286)....................................................   $     17,937,601
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Initial Class (OppMSSmCap)
         51,937 shares (cost $627,145)........................................................            833,586
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         3,487,082 shares (cost $16,963,596)..................................................         18,446,665
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         32,297 shares (cost $709,270)........................................................            821,642
    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
         35,785 shares (cost $455,633)........................................................            526,395
    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
         21,004 shares (cost $305,901)........................................................            478,675
    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)
         36,359 shares (cost $887,224)........................................................            988,963
    STI Classic Variable Trust - Capital Appreciation Fund (STICVTCapAp)
         17,976 shares (cost $276,808)........................................................            295,174
    STI Classic Variable Trust - Growth & Income Fund (STICVTGrInc)
         5,863 shares (cost $61,082)..........................................................             67,130
    STI Classic Variable Trust - International Equity Fund (STICVTInt)
         2,150 shares (cost $19,966)..........................................................             23,782
    STI Classic Variable Trust - Investment Grade Bond Fund (STICVTIntGrBd)
         653 shares (cost $6,668).............................................................              6,754
    STI Classic Variable Trust - Mid Cap Equity Fund (STICVTMidCap)
         15,127 shares (cost $155,111)........................................................            179,560
    STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
         5,552 shares (cost $91,351)..........................................................            101,768
    STI Classic Variable Trust - Value Income Stock Fund (STICVTValInc)
         20,255 shares (cost $253,771)........................................................            290,049
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,527,107 shares (cost $16,103,208)..................................................         20,906,093
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         239,528 shares (cost $5,167,874).....................................................          6,189,397
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         100,392 shares (cost $1,154,496).....................................................          1,155,512
    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
         189,893 shares (cost $3,263,473).....................................................          3,870,025
    VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
         250,379 shares (cost $2,345,680).....................................................          2,558,877
    VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
         261,923 shares (cost $2,425,838).....................................................          2,889,014
    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
         2,942,527 shares (cost $29,391,858)..................................................         32,603,195
                                                                                                 ----------------
           Total investments..................................................................      1,917,601,886
Accounts receivable...........................................................................            509,732
                                                                                                 ----------------
           Total assets.......................................................................      1,918,111,618
Accounts payable..............................................................................                  -
                                                                                                 ----------------
Contract owners' equity (note 4) .............................................................   $  1,918,111,618
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total           AIMBValue2          AIMCapAp2          AIMCapDev
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $    31,474,653                  -                  -                  -
   Mortality and expense risk charges (note 2) ...       (23,834,947)          (202,560)           (42,401)            (1,862)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................         7,639,706           (202,560)           (42,401)            (1,862)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........       394,325,076          1,239,005            653,749             12,815
   Cost of mutual fund shares sold ...............      (427,571,169)          (880,047)          (526,438)            (9,423)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........       (33,246,093)           358,958            127,311              3,392
   Change in unrealized gain (loss)
     on investments ..............................       158,968,781          1,258,724             37,375             19,455
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............       125,722,688          1,617,682            164,686             22,847
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................         8,982,158                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $   142,344,552          1,415,122            122,285             20,985
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    AIMCapDev2         AIMIntGr2         AIMMidCore          AIMPreEq
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -              7,840              1,057              2,345
   Mortality and expense risk charges (note 2) ...            (1,532)           (19,387)            (7,240)            (5,081)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,532)           (11,547)            (6,183)            (2,736)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           311,923            379,202            113,574             19,889
   Cost of mutual fund shares sold ...............          (306,652)          (312,507)           (85,403)           (15,967)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             5,271             66,695             28,171              3,922
   Change in unrealized gain (loss)
     on investments ..............................             9,395            268,145             21,923             19,928
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            14,666            334,840             50,094             23,850
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             31,198                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            13,134            323,293             75,109             21,114
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    AIMPreEq2           AlGrIncB         AlIntlValB          AlPremGrB
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $         6,614             67,988             28,522                  -
   Mortality and expense risk charges (note 2) ...           (26,763)          (120,910)           (80,363)           (38,244)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (20,149)           (52,922)           (51,841)           (38,244)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           103,797            800,078          2,439,911            372,892
   Cost of mutual fund shares sold ...............           (86,294)          (590,831)        (2,039,219)          (307,802)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            17,503            209,247            400,692             65,090
   Change in unrealized gain (loss)
     on investments ..............................            87,204            708,816            899,828            169,406
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           104,707            918,063          1,300,520            234,496
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             14,261                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        84,558            865,141          1,262,940            196,252
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   AISmCapValB        DrySmCapIxS          DrySRGro          DryStkIx
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             9,158              3,330              1,638             32,892
   Mortality and expense risk charges (note 2) ...          (150,760)            (8,813)            (4,590)           (19,569)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (141,602)            (5,483)            (2,952)            13,323
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,490,347            125,840            123,832             73,764
   Cost of mutual fund shares sold ...............        (1,044,325)           (85,808)          (102,985)           (59,570)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           446,022             40,032             20,847             14,194
   Change in unrealized gain (loss)
     on investments ..............................         1,383,549             95,447             (3,939)           135,230
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,829,571            135,479             16,908            149,424
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           274,737             19,037                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,962,706            149,033             13,956            162,747
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    DryStklxS          FedAmLeadS         FedCapApS          FedHiIncS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        60,016             30,163             11,779            868,268
   Mortality and expense risk charges (note 2) ...           (49,055)           (30,696)           (33,692)          (166,352)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            10,961               (533)           (21,913)           701,916
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,013,279            164,743            199,406          2,510,355
   Cost of mutual fund shares sold ...............          (904,875)          (129,278)          (159,883)        (2,275,482)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           108,404             35,465             39,523            234,873
   Change in unrealized gain (loss)
     on investments ..............................           233,406            159,483            131,965            131,581
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           341,810            194,948            171,488            366,454
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       352,771            194,415            149,575          1,068,370
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FedIntEq           FedMidCapGr        FedQualBd          FedQualBdS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -            115,671            632,722
   Mortality and expense risk charges (note 2) ...            (1,972)            (6,443)           (36,141)          (210,476)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,972)            (6,443)            79,530            422,246
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            20,220             16,082            459,051          2,486,386
   Cost of mutual fund shares sold ...............           (14,363)           (11,029)          (461,629)        (2,531,733)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             5,857              5,053             (2,578)           (45,347)
   Change in unrealized gain (loss)
     on investments ..............................            17,890             85,600            (25,250)          (230,692)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            23,747             90,653            (27,828)          (276,039)
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             25,388            143,313
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            21,775             84,210             77,090            289,520
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     FidVIPEI          FidVIPEIS          FidVIPEI2          FidVIPGr
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       789,587            543,985            643,625            148,560
   Mortality and expense risk charges (note 2) ...          (682,583)          (376,990)          (621,091)          (719,606)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           107,004            166,995             22,534           (571,046)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........        10,880,414          4,314,830          2,457,970         15,559,453
   Cost of mutual fund shares sold ...............       (11,845,691)        (4,636,703)        (2,458,362)       (25,569,289)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (965,277)          (321,873)              (392)       (10,009,836)
   Change in unrealized gain (loss)
     on investments ..............................         5,063,430          3,721,210          4,368,617         11,119,633
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         4,098,153          3,399,337          4,368,225          1,109,797
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           188,624            137,596            167,733                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     4,393,781          3,703,928          4,558,492            538,751
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPGrS          FidVIPGr2           FidVIPHI           FidVIPHIS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................            81,433             48,769          3,473,851          1,895,179
   Mortality and expense risk charges (note 2) ...          (476,288)          (462,556)          (578,467)          (227,587)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (394,855)          (413,787)         2,895,384          1,667,592
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         7,550,518          5,825,477         19,748,417          4,689,727
   Cost of mutual fund shares sold ...............       (13,172,155)        (7,046,614)       (16,561,836)        (7,677,274)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........        (5,621,637)        (1,221,137)         3,186,581         (2,987,547)
   Change in unrealized gain (loss)
     on investments ..............................         6,896,242          2,105,803         (3,135,682)         3,121,143
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,274,605            884,666             50,899            133,596
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           879,750            470,879          2,946,283          1,801,188
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    FidVIPHI2          FidVIPMMkt         FidVIPOv           FidVIPOvS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $     1,667,968            528,358            394,920            148,221
   Mortality and expense risk charges (note 2) ...          (276,181)          (570,374)          (448,299)          (128,235)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................         1,391,787            (42,016)           (53,379)            19,986
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         3,602,238         38,083,333          8,304,826          3,274,177
   Cost of mutual fund shares sold ...............        (4,167,675)       (38,083,333)       (12,829,934)        (3,640,103)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (565,437)                 -         (4,525,108)          (365,926)
   Change in unrealized gain (loss)
     on investments ..............................           778,319                  -          7,953,977          1,680,337
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           212,882                  -          3,428,869          1,314,411
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     1,604,669            (42,016)         3,375,490          1,334,397
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPOvS2        FidVIPOvS2R         FidVIPOvSR         FidVIPVal
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           104,736                  -                  -              7,896
   Mortality and expense risk charges (note 2) ...          (121,519)           (11,017)            (5,062)            (7,229)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (16,783)           (11,017)            (5,062)               667
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,604,308             90,520             57,294            246,439
   Cost of mutual fund shares sold ...............        (2,154,667)           (92,309)           (56,671)          (197,884)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           449,641             (1,789)               623             48,555
   Change in unrealized gain (loss)
     on investments ..............................           507,224            283,154            150,247             23,959
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           956,865            281,365            150,870             72,514
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           940,082            270,348            145,808             73,181
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPVal2         FidVIPAMGr         FidVIPAMGrS       FidVIPAMGrS2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        14,941            148,104            104,227             75,412
   Mortality and expense risk charges (note 2) ...           (20,482)           (87,198)           (44,586)           (44,739)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (5,541)            60,906             59,641             30,673
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           222,146          1,488,540            834,040            617,488
   Cost of mutual fund shares sold ...............          (194,000)        (2,013,760)        (1,151,307)          (730,934)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            28,146           (525,220)          (317,267)          (113,446)
   Change in unrealized gain (loss)
     on investments ..............................           114,652            720,692            454,286            206,525
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           142,798            195,472            137,019             93,079
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       137,257            256,378            196,660            123,752
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPAM           FidVIPAMS          FidVIPAM2          FidVIPCon
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           276,426            208,893            131,161            238,562
   Mortality and expense risk charges (note 2) ...          (136,210)           (76,211)           (64,936)          (941,478)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           140,216            132,682             66,225           (702,916)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,962,299          1,472,888            579,342         14,203,593
   Cost of mutual fund shares sold ...............        (3,453,135)        (1,829,299)          (643,294)       (14,935,509)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (490,836)          (356,411)           (63,952)          (731,916)
   Change in unrealized gain (loss)
     on investments ..............................           697,116            511,921            183,868         10,020,079
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           206,280            155,510            119,916          9,288,163
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           346,496            288,192            186,141          8,585,247
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    FidVIPConS          FidVIPCon2        FidVIPI500         FidVIPIGBd
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       121,043             91,913          1,291,497          3,470,156
   Mortality and expense risk charges (note 2) ...          (474,304)          (609,577)        (1,169,375)          (952,551)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (353,261)          (517,664)           122,122          2,517,605
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,374,902          2,568,659         19,279,302         25,747,923
   Cost of mutual fund shares sold ...............        (5,579,795)        (2,496,758)       (24,039,437)       (25,367,922)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (204,893)            71,901         (4,760,135)           380,001
   Change in unrealized gain (loss)
     on investments ..............................         6,857,435          6,551,231         12,914,214         (3,080,859)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         6,652,542          6,623,132          8,154,079         (2,700,858)
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -          2,496,077
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     6,299,281          6,105,468          8,276,201          2,312,824
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPAgGrS        FidVIPAgGr2         FidVIPBal          FidVIPBalS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -          1,130,860            365,312
   Mortality and expense risk charges (note 2) ...            (1,834)           (40,848)          (731,006)          (177,954)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,834)           (40,848)           399,854            187,358
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           112,605            969,628         12,857,545          2,708,619
   Cost of mutual fund shares sold ...............          (106,417)          (750,182)       (12,977,576)        (3,037,142)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             6,188            219,446           (120,031)          (328,523)
   Change in unrealized gain (loss)
     on investments ..............................            11,350             58,133          1,622,373            883,879
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            17,538            277,579          1,502,342            555,356
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            15,704            236,731          1,902,196            742,714
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPBal2        FidVIPDyCapS       FidVIPDyCap2        FidVIPGrIn
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       188,766                  -                  -            274,500
   Mortality and expense risk charges (note 2) ...          (129,712)            (5,146)           (49,712)          (406,662)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            59,054             (5,146)           (49,712)          (132,162)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,435,945            268,348            600,625          8,147,727
   Cost of mutual fund shares sold ...............        (1,520,140)          (248,445)          (578,776)       (10,088,880)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           (84,195)            19,903             21,849         (1,941,153)
   Change in unrealized gain (loss)
     on investments ..............................           373,317            (20,731)              (160)         3,152,764
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           289,122               (828)            21,689          1,211,611
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       348,176             (5,974)           (28,023)         1,079,449
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPGrInS        FidVIPGrIn2         FidVIPGrOp         FidVIPGrOpS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           288,084            149,273            773,250            182,251
   Mortality and expense risk charges (note 2) ...          (345,518)          (246,275)        (1,843,284)          (370,613)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (57,434)           (97,002)        (1,070,034)          (188,362)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,430,344          2,299,629         35,823,818          6,064,927
   Cost of mutual fund shares sold ...............        (6,893,147)        (2,672,413)       (44,850,763)        (9,227,248)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........        (1,462,803)          (372,784)        (9,026,945)        (3,162,321)
   Change in unrealized gain (loss)
     on investments ..............................         3,012,882          1,227,443         16,630,642          5,396,271
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,550,079            854,659          7,603,697          2,233,950
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,492,645            757,657          6,533,663          2,045,588
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   FidVIPGrOp2         FidVIPMCap         FidVIPMCapS       FidVIPMCap2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        25,870                  -                  -                  -
   Mortality and expense risk charges (note 2) ...           (90,568)           (47,993)          (220,506)          (653,330)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (64,698)           (47,993)          (220,506)          (653,330)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,073,147            498,915          3,891,529          3,872,712
   Cost of mutual fund shares sold ...............        (1,328,165)          (374,046)        (2,976,735)        (3,007,756)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (255,018)           124,869            914,794            864,956
   Change in unrealized gain (loss)
     on investments ..............................           707,143            728,387          3,989,401         10,584,029
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           452,125            853,256          4,904,195         11,448,985
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       387,427            805,263          4,683,689         10,795,655
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPValS         FidVIPValS2        FrVIPRisDiv        FrVIPForSec
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -             14,439              5,614
   Mortality and expense risk charges (note 2) ...            (3,749)           (96,089)           (21,450)            (4,728)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (3,749)           (96,089)            (7,011)               886
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            20,713          3,708,050            122,860             93,665
   Cost of mutual fund shares sold ...............           (13,004)        (3,230,271)          (102,216)           (68,075)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             7,709            477,779             20,644             25,590
   Change in unrealized gain (loss)
     on investments ..............................            41,202            340,153            155,597             38,102
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            48,911            817,932            176,241             63,692
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................               699             18,031             25,942                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            45,861            739,874            195,172             64,578
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITIntVal3        GVITDMidCapI       GVITDMidCap2       GVITEmMrkts2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $           915              4,413             26,394             17,068
   Mortality and expense risk charges (note 2) ...              (629)            (8,491)           (88,163)           (27,092)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................               286             (4,078)           (61,769)           (10,024)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........             1,759             49,366          1,079,425          1,299,846
   Cost of mutual fund shares sold ...............            (1,702)           (35,554)          (799,980)          (933,353)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                57             13,812            279,445            366,493
   Change in unrealized gain (loss)
     on investments ..............................             8,945             68,416            533,168           (287,157)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............             9,002             82,228            812,613             79,336
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -             22,585            192,663            170,539
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $         9,288            100,735            943,507            239,851
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITEmMrkts6        GVITGvtBd          GVITIDAgg          GVITIDCon
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             5,475          1,643,940            270,106            844,949
   Mortality and expense risk charges (note 2) ...            (2,096)          (387,622)          (223,353)          (480,148)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................             3,379          1,256,318             46,753            364,801
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            41,538          7,126,104          2,772,469          6,827,374
   Cost of mutual fund shares sold ...............           (37,375)        (7,383,521)        (2,151,051)        (6,452,977)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             4,163           (257,417)           621,418            374,397
   Change in unrealized gain (loss)
     on investments ..............................            19,844           (999,781)           957,548             96,140
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            24,007         (1,257,198)         1,578,966            470,537
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................            47,013            595,387            386,555            356,333
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            74,399            594,507          2,012,274          1,191,671
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    GVITIDMod        GVITIDModAgg       GVITIDModCon        GVITIntVal6
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $     2,613,886            932,716          1,102,299              4,217
   Mortality and expense risk charges (note 2) ...        (1,686,881)          (689,697)          (639,142)            (3,905)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           927,005            243,019            463,157                312
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,347,817          3,109,993          4,978,618             24,938
   Cost of mutual fund shares sold ...............        (4,765,527)        (2,532,596)        (4,418,980)           (23,762)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           582,290            577,397            559,638              1,176
   Change in unrealized gain (loss)
     on investments ..............................         8,248,457          3,948,714          1,464,501            110,812
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         8,830,747          4,526,111          2,024,139            111,988
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           709,048            768,735            339,812                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $    10,466,800          5,537,865          2,827,108            112,300
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITMyMkt        GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           204,186                  -                  1                  -
   Mortality and expense risk charges (note 2) ...          (323,124)           (43,849)            (5,961)           (95,255)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (118,938)           (43,849)            (5,960)           (95,255)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........        25,950,536            630,683            118,508          1,694,776
   Cost of mutual fund shares sold ...............       (25,950,536)          (509,110)           (86,342)        (1,057,586)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                 -            121,573             32,166            637,190
   Change in unrealized gain (loss)
     on investments ..............................                 -            353,258              4,579            (81,481)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............                 -            474,831             36,745            555,709
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             40,487            575,647
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...          (118,938)           430,982             71,272          1,036,101
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITSmComp        GVITSmComp2        JanRMgCore         MFSInvGrStS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $             -                  -              6,309                  -
   Mortality and expense risk charges (note 2) ...            (7,494)           (70,222)            (4,643)           (69,848)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (7,494)           (70,222)             1,666            (69,848)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            36,497          1,959,601            154,221            630,389
   Cost of mutual fund shares sold ...............           (25,341)        (1,367,719)          (136,157)          (532,706)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            11,156            591,882             18,064             97,683
   Change in unrealized gain (loss)
     on investments ..............................            17,560           (388,027)             4,146            363,570
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            28,716            203,855             22,210            461,253
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................            89,551            798,312             30,534                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       110,773            931,945             54,410            391,405
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   MFSMidCapGrS       MFSNewDiscS          MFSValS          NBAMSocRes
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -             26,856                  -
   Mortality and expense risk charges (note 2) ...          (103,198)           (60,219)           (86,558)               (32)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (103,198)           (60,219)           (59,702)               (32)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           928,008          1,355,148          1,002,972                 31
   Cost of mutual fund shares sold ...............          (660,773)        (1,067,159)          (732,477)               (27)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           267,235            287,989            270,495                  4
   Change in unrealized gain (loss)
     on investments ..............................           731,083            (31,075)           559,763                460
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           998,318            256,914            830,258                464
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             97,683                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           895,120            196,695            868,239                432
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    OppCapApS          OppGlSec3          OppGlSec4          OppGlSec
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        37,419                  -                  -              7,776
   Mortality and expense risk charges (note 2) ...          (228,291)              (987)           (23,352)            (7,180)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (190,872)              (987)           (23,352)               596
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,320,468             17,925            404,270            140,702
   Cost of mutual fund shares sold ...............        (1,810,435)           (16,432)          (404,358)           (98,446)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           510,033              1,493                (88)            42,256
   Change in unrealized gain (loss)
     on investments ..............................           562,587             25,865            646,511             53,329
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,072,620             27,358            646,423             95,585
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       881,748             26,371            623,071             96,181
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    OppGlSecS         OppHighInc         OppMSFundS         OppMSSmCap
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           138,724             95,342            109,099                  -
   Mortality and expense risk charges (note 2) ...          (138,907)           (19,131)          (212,937)            (7,328)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................              (183)            76,211           (103,838)            (7,328)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         4,615,994            138,223          1,106,323             66,047
   Cost of mutual fund shares sold ...............        (3,649,395)          (122,264)        (1,024,354)           (46,100)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           966,599             15,959             81,969             19,947
   Change in unrealized gain (loss)
     on investments ..............................           478,464             43,310          1,263,434            106,621
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,445,063             59,269          1,345,403            126,568
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,444,880            135,480          1,241,565            119,240
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   OppStratBdS         PVTGroInc          PVTIntEq          PVTSmCapVal
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       798,136              9,086              8,535              1,240
   Mortality and expense risk charges (note 2) ...          (221,504)            (7,586)            (5,670)            (4,103)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           576,632              1,500              2,865             (2,863)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         3,575,305             88,330            225,106             40,038
   Cost of mutual fund shares sold ...............        (3,277,857)           (77,129)          (174,754)           (30,490)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           297,448             11,201             50,352              9,548
   Change in unrealized gain (loss)
     on investments ..............................           270,112             57,771              7,882             80,640
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           567,560             68,972             58,234             90,188
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     1,144,192             70,472             61,099             87,325
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    PVTVoyII          STICVTCapAp        STICVTGrInc         STICVTInt
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             1,993                557                720                368
   Mortality and expense risk charges (note 2) ...           (10,702)            (3,577)            (1,176)              (147)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (8,709)            (3,020)              (456)               221
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            63,782             43,970             71,754                806
   Cost of mutual fund shares sold ...............           (53,376)           (39,976)           (57,835)              (659)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            10,406              3,994             13,919                147
   Change in unrealized gain (loss)
     on investments ..............................            34,810             11,308             (1,031)             3,704
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            45,216             15,302             12,888              3,851
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            36,507             12,282             12,432              4,072
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                  STICVTIntGrBd       STICVTMidCap     STICVTSmCapVal      STICVTValInc
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $           152              1,103                138              3,794
   Mortality and expense risk charges (note 2) ...               (71)            (2,140)              (521)            (3,375)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................                81             (1,037)              (383)               419
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........                69             33,718              2,551             41,098
   Cost of mutual fund shares sold ...............               (70)           (29,351)            (2,347)           (34,718)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                (1)             4,367                204              6,380
   Change in unrealized gain (loss)
     on investments ..............................                87             19,515             10,131             25,812
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............                86             23,882             10,335             32,192
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $           167             22,845              9,952             32,611
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     VKCom2             VKEmGr2          VKCorPlus2        VKUSRealEst2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           126,105                  -             34,640             32,620
   Mortality and expense risk charges (note 2) ...          (227,785)           (83,010)            (9,407)           (26,630)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (101,680)           (83,010)            25,233              5,990
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,022,862          1,153,066             76,609            955,774
   Cost of mutual fund shares sold ...............        (1,510,449)          (970,774)           (75,801)          (841,463)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           512,413            182,292                808            114,311
   Change in unrealized gain (loss)
     on investments ..............................         2,294,029            209,123             (1,139)           551,244
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         2,806,442            391,415               (331)           665,555
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -              2,104             38,448
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         2,704,762            308,405             27,006            709,993
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   VISLgCapGr2       VISLgCapVal2         VISModGr2
                                                     ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        14,558             30,052            391,121
   Mortality and expense risk charges (note 2) ...           (25,249)           (30,249)          (339,700)
                                                     ---------------    ---------------    ---------------
     Net investment income (loss) ................           (10,691)              (197)            51,421
                                                     ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           271,599            156,900          1,798,616
   Cost of mutual fund shares sold ...............          (227,407)          (115,134)        (1,598,894)
                                                     ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            44,192             41,766            199,722
   Change in unrealized gain (loss)
     on investments ..............................            47,729            166,256            961,815
                                                     ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            91,921            208,022          1,161,537
                                                     ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -            178,086
                                                     ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        81,230            207,825          1,391,044
                                                     ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                    Total                              AIMBValue2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $     7,639,706          7,005,135           (202,560)          (126,781)
  Realized gain (loss) on investments ............       (33,246,093)       (66,697,165)           358,958            (97,975)
  Change in unrealized gain (loss)
    on investments ...............................       158,968,781        385,453,738          1,258,724          3,221,754
  Reinvested capital gains .......................         8,982,158          2,210,217                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................       142,344,552        327,971,925          1,415,122          2,996,998
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       169,551,386        409,609,130          1,990,430          5,095,609
  Transfers between funds ........................                 -                  -            565,912            124,465
  Redemptions (note 3) ...........................      (253,305,505)      (232,102,179)          (981,310)          (505,957)
  Annuity benefits ...............................          (194,275)          (278,292)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (109,719)          (126,314)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................        (2,987,384)        (4,060,878)           (25,441)           (13,046)
  Adjustments to maintain reserves ...............           328,213            118,308              2,718               (525)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (86,717,284)       173,159,775          1,552,309          4,700,546
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        55,627,268        501,131,700          2,967,431          7,697,544
Contract owners' equity beginning
  of period ......................................     1,862,484,350      1,361,352,650         13,999,545          6,302,001
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $ 1,918,111,618      1,862,484,350         16,966,976         13,999,545
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................       159,381,291        136,514,842          1,352,155            800,468
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................        35,859,366        147,190,580            338,316          1,142,937
  Units redeemed .................................       (41,013,691)      (124,324,131)          (191,969)          (591,250)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................       154,226,966        159,381,291          1,498,502          1,352,155
                                                     ===============    ===============    ===============    ===============

                                                                 AIMCapAp2                             AIMCapDev
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (42,401)           (27,091)            (1,862)              (714)
  Realized gain (loss) on investments ............           127,311             14,811              3,392              1,913
  Change in unrealized gain (loss)
    on investments ...............................            37,375            529,838             19,455             20,550
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           122,285            517,558             20,985             21,749
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           441,704          1,680,099             61,021             80,484
  Transfers between funds ........................           114,694            252,930              5,933             (1,212)
  Redemptions (note 3) ...........................          (372,854)           (71,709)            (9,592)            (7,508)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (7,816)            (2,872)              (539)              (499)
  Adjustments to maintain reserves ...............               311               (117)                (2)                11
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           176,039          1,858,331             56,821             71,276
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           298,324          2,375,889             77,806             93,025
Contract owners' equity beginning
  of period ......................................         3,077,512            701,623            113,560             20,535
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,375,836          3,077,512            191,366            113,560
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           316,154             91,797             10,904              2,639
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            99,254            250,020              6,241              9,197
  Units redeemed .................................           (84,508)           (25,663)            (1,060)              (932)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           330,900            316,154             16,085             10,904
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 AIMCapDev2                            AIMIntGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,532)                 -            (11,547)            (9,250)
  Realized gain (loss) on investments ............             5,271                  -             66,695            204,326
  Change in unrealized gain (loss)
    on investments ...............................             9,395                  -            268,145            135,402
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            13,134                  -            323,293            330,478
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            14,583                  -             75,394            428,168
  Transfers between funds ........................            58,045                  -           (172,584)           181,497
  Redemptions (note 3) ...........................            (2,316)                 -           (123,609)          (175,642)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (4,467)            (8,273)
  Adjustments to maintain reserves ...............                10                  -                210               (144)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            70,322                  -           (225,056)           425,606
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            83,456                  -             98,237            756,084
Contract owners' equity beginning
  of period ......................................                 -                  -          1,605,977            849,893
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $        83,456                  -          1,704,214          1,605,977
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -            148,422             99,782
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            37,288                  -             14,706            280,994
  Units redeemed .................................           (30,188)                 -            (34,312)          (232,354)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             7,100                  -            128,816            148,422
                                                     ===============    ===============    ===============    ===============

                                                                 AIMMidCore                             AIMPreEq
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (6,183)            (3,468)            (2,736)            (1,093)
  Realized gain (loss) on investments ............            28,171              8,617              3,922              7,788
  Change in unrealized gain (loss)
    on investments ...............................            21,923             76,110             19,928             37,249
  Reinvested capital gains .......................            31,198              2,930                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            75,109             84,189             21,114             43,944
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           218,489            309,150            158,328            203,207
  Transfers between funds ........................           (28,190)               710             (5,025)            65,978
  Redemptions (note 3) ...........................           (47,808)           (42,855)            (6,676)           (44,695)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (427)            (3,032)               (16)            (3,260)
  Adjustments to maintain reserves ...............                35                 18                  3                 21
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           142,099            263,991            146,614            221,251
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           217,208            348,180            167,728            265,195
Contract owners' equity beginning
  of period ......................................           508,621            160,441            349,853             84,658
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           725,829            508,621            517,581            349,853
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            46,999             18,668             35,260             10,318
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,963             33,049             15,974             30,196
  Units redeemed .................................           (10,404)            (4,718)            (1,853)            (5,254)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            59,558             46,999             49,381             35,260
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 AIMPreEq2                              AlGrIncB
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (20,149)           (13,919)           (52,922)           (24,142)
  Realized gain (loss) on investments ............            17,503                412            209,247            113,023
  Change in unrealized gain (loss)
    on investments ...............................            87,204            312,124            708,816          1,359,604
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            84,558            298,617            865,141          1,448,485
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           172,465            689,139          1,877,865          4,556,508
  Transfers between funds ........................            88,337            131,503            406,512             (8,925)
  Redemptions (note 3) ...........................           (53,203)           (30,217)          (798,953)          (264,073)
  Annuity benefits ...............................              (136)                 -               (139)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (1,207)              (784)           (21,883)            (5,214)
  Adjustments to maintain reserves ...............              (114)              (167)             1,831                 (5)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           206,142            789,474          1,465,233          4,278,291
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           290,700          1,088,091          2,330,374          5,726,776
Contract owners' equity beginning
  of period ......................................         1,852,060            763,969          7,788,932          2,062,156
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     2,142,760          1,852,060         10,119,306          7,788,932
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           204,961            104,098            742,495            256,388
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            35,711            115,251            277,349            659,417
  Units redeemed .................................           (13,623)           (14,388)          (141,135)          (173,310)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           227,049            204,961            878,709            742,495
                                                     ===============    ===============    ===============    ===============

                                                                 AlIntlValB                            AlPremGrB
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (51,841)           (40,249)           (38,244)           (24,199)
  Realized gain (loss) on investments ............           400,692          1,205,120             65,090             72,452
  Change in unrealized gain (loss)
    on investments ...............................           899,828            587,414            169,406            348,408
  Reinvested capital gains .......................            14,261                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,262,940          1,752,285            196,252            396,661
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           383,174          2,523,341            357,066          1,549,719
  Transfers between funds ........................        (1,284,651)           361,732            (68,327)           105,971
  Redemptions (note 3) ...........................          (295,851)          (197,789)          (202,674)           (50,794)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (7,947)            (4,005)            (6,226)              (435)
  Adjustments to maintain reserves ...............             2,580              4,298                428               (231)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,202,695)         2,687,577             80,267          1,604,230
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            60,245          4,439,862            276,519          2,000,891
Contract owners' equity beginning
  of period ......................................         6,221,573          1,781,711          2,794,786            793,895
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         6,281,818          6,221,573          3,071,305          2,794,786
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           465,461            189,416            309,330            106,973
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            93,537          2,313,777             53,199            385,399
  Units redeemed .................................          (178,306)        (2,037,732)           (44,192)          (183,042)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           380,692            465,461            318,337            309,330
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                AISmCapValB                           DrySmCapIxS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (141,602)           (56,752)            (5,483)            (2,154)
  Realized gain (loss) on investments ............           446,022           (149,584)            40,032              8,066
  Change in unrealized gain (loss)
    on investments ...............................         1,383,549          2,805,570             95,447             90,180
  Reinvested capital gains .......................           274,737             99,235             19,037              2,575
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,962,706          2,698,469            149,033             98,667
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,028,433          3,865,057            356,540            313,016
  Transfers between funds ........................           257,127             54,157            (19,412)            24,466
  Redemptions (note 3) ...........................          (742,068)          (366,183)           (55,011)           (36,125)
  Annuity benefits ...............................              (148)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,158)            (9,612)              (600)              (154)
  Adjustments to maintain reserves ...............             5,237              9,973                 54                  4
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           530,423          3,553,392            281,571            301,207
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,493,129          6,251,861            430,604            399,874
Contract owners' equity beginning
  of period ......................................        10,816,970          4,565,109            507,629            107,755
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    13,310,099         10,816,970            938,233            507,629
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           859,724            504,456             45,605             13,134
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           204,836            634,601             34,623             36,273
  Units redeemed .................................          (165,724)          (279,333)           (10,199)            (3,802)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           898,836            859,724             70,029             45,605
                                                     ===============    ===============    ===============    ===============

                                                                  DrySRGro                              DryStkIx
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (2,952)            (1,116)            13,323              4,509
  Realized gain (loss) on investments ............            20,847                541             14,194             12,765
  Change in unrealized gain (loss)
    on investments ...............................            (3,939)            30,772            135,230            193,847
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            13,956             30,197            162,747            211,121
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           163,678            186,314            492,565            686,584
  Transfers between funds ........................             1,635                  -             25,790            219,068
  Redemptions (note 3) ...........................           (14,958)            (2,559)           (39,900)           (37,027)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (1,039)              (627)
  Adjustments to maintain reserves ...............                70                  1                242                  1
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           150,425            183,756            477,658            867,999
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           164,381            213,953            640,405          1,079,120
Contract owners' equity beginning
  of period ......................................           260,457             46,504          1,343,041            263,921
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           424,838            260,457          1,983,446          1,343,041
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            29,343              5,844            129,158             31,338
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            27,015             23,816             51,463            106,742
  Units redeemed .................................           (12,463)              (317)            (6,539)            (8,922)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            43,895             29,343            174,082            129,158
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 DryStklxS                             FedAmLeadS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        10,961              1,360               (533)            (6,208)
  Realized gain (loss) on investments ............           108,404             15,054             35,465              1,599
  Change in unrealized gain (loss)
    on investments ...............................           233,406            144,460            159,483            288,564
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           352,771            160,874            194,415            283,955
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,174,665          1,322,161            381,197          1,293,687
  Transfers between funds ........................           607,497            517,035            137,331            315,358
  Redemptions (note 3) ...........................          (253,855)           (57,940)          (111,135)           (47,468)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (5,669)              (917)            (1,730)              (534)
  Adjustments to maintain reserves ...............               432                 (6)               245                (21)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,523,070          1,780,333            405,908          1,561,022
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,875,841          1,941,207            600,323          1,844,977
Contract owners' equity beginning
  of period ......................................         1,941,207                  -          2,062,876            217,899
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     4,817,048          1,941,207          2,663,199          2,062,876
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           159,827                  -            203,311             27,004
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           343,696            213,140             54,463            190,732
  Units redeemed .................................          (139,570)           (53,313)           (14,945)           (14,425)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           363,953            159,827            242,829            203,311
                                                     ===============    ===============    ===============    ===============

                                                                 FedCapApS                             FedHiIncS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (21,913)           (13,018)           701,916            279,854
  Realized gain (loss) on investments ............            39,523             14,480            234,873             77,745
  Change in unrealized gain (loss)
    on investments ...............................           131,965            298,129            131,581          1,027,262
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           149,575            299,591          1,068,370          1,384,861
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           338,040          1,595,759          1,309,633          6,335,736
  Transfers between funds ........................           158,272            204,360            603,108          1,435,469
  Redemptions (note 3) ...........................          (151,498)           (62,683)          (939,709)          (473,640)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (3,472)              (762)           (22,953)           (17,771)
  Adjustments to maintain reserves ...............               513                (17)             2,157              1,014
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           341,855          1,736,657            952,236          7,280,808
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           491,430          2,036,248          2,020,606          8,665,669
Contract owners' equity beginning
  of period ......................................         2,309,010            272,762         11,817,284          3,151,615
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         2,800,440          2,309,010         13,837,890         11,817,284
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           231,866             33,487            989,694            317,116
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            59,289            240,979            342,942            895,686
  Units redeemed .................................           (25,140)           (42,600)          (266,716)          (223,108)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           266,015            231,866          1,065,920            989,694
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FedIntEq                            FedMidCapGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,972)              (530)            (6,443)            (2,462)
  Realized gain (loss) on investments ............             5,857              2,002              5,053              9,522
  Change in unrealized gain (loss)
    on investments ...............................            17,890             15,967             85,600             72,664
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            21,775             17,439             84,210             79,724
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            55,038            107,005            238,237            243,626
  Transfers between funds ........................           (14,743)                34             25,063             (3,470)
  Redemptions (note 3) ...........................            (3,500)               (20)            (8,424)           (50,496)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (223)                 -                 (6)                 -
  Adjustments to maintain reserves ...............                 5                 (9)                40                 33
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            36,577            107,010            254,910            189,693
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            58,352            124,449            339,120            269,417
Contract owners' equity beginning
  of period ......................................           147,361             22,912            387,498            118,081
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       205,713            147,361            726,618            387,498
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            14,585              2,956             34,404             14,512
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             5,235             11,632             23,273             25,312
  Units redeemed .................................            (1,786)                (3)            (1,153)            (5,420)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            18,034             14,585             56,524             34,404
                                                     ===============    ===============    ===============    ===============

                                                                 FedQualBd                             FedQualBdS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            79,530             25,718            422,246            101,016
  Realized gain (loss) on investments ............            (2,578)            11,349            (45,347)            83,658
  Change in unrealized gain (loss)
    on investments ...............................           (25,250)            13,456           (230,692)            40,293
  Reinvested capital gains .......................            25,388                  -            143,313                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            77,090             50,523            289,520            224,967
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           946,367          2,193,695          2,436,797         11,984,996
  Transfers between funds ........................           212,549           (317,736)          (605,588)           174,084
  Redemptions (note 3) ...........................          (358,969)          (111,838)        (1,042,847)          (658,004)
  Annuity benefits ...............................                 -                  -               (136)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (10,620)            (1,119)           (27,000)            (6,330)
  Adjustments to maintain reserves ...............                67                 16                670                740
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           789,394          1,763,018            761,896         11,495,486
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           866,484          1,813,541          1,051,416         11,720,453
Contract owners' equity beginning
  of period ......................................         2,540,248            726,707         15,115,571          3,395,118
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,406,732          2,540,248         16,166,987         15,115,571
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           229,888             68,180          1,371,824            317,535
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           120,171            210,264            452,263          1,444,744
  Units redeemed .................................           (49,031)           (48,556)          (386,001)          (390,455)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           301,028            229,888          1,438,086          1,371,824
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FidVIPEI                             FidVIPEIS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       107,004            220,402            166,995            226,328
  Realized gain (loss) on investments ............          (965,277)        (2,806,054)          (321,873)        (1,236,071)
  Change in unrealized gain (loss)
    on investments ...............................         5,063,430         13,957,977          3,721,210          9,317,632
  Reinvested capital gains .......................           188,624                  -            137,596                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,393,781         11,372,325          3,703,928          8,307,889
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           838,657            633,971          1,337,110          1,329,249
  Transfers between funds ........................         1,747,390          1,358,494            755,879            507,895
  Redemptions (note 3) ...........................       (10,544,922)        (8,217,324)        (3,847,525)        (2,748,232)
  Annuity benefits ...............................            (9,155)            (9,146)              (281)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (7,061)            (7,397)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (30,119)           (65,109)           (65,254)           (59,459)
  Adjustments to maintain reserves ...............             2,188                266              1,262                 21
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (8,003,022)        (6,306,245)        (1,818,809)          (970,526)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (3,609,241)         5,066,080          1,885,119          7,337,363
Contract owners' equity beginning
  of period ......................................        50,608,825         45,542,745         37,200,996         29,863,633
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    46,999,584         50,608,825         39,086,115         37,200,996
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,424,309          3,956,126          3,113,981          3,205,774
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           397,763            445,927            343,186            368,120
  Units redeemed .................................          (925,442)          (977,744)          (482,506)          (459,913)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,896,630          3,424,309          2,974,661          3,113,981
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPEI2                              FidVIPGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            22,534             35,568           (571,046)          (597,971)
  Realized gain (loss) on investments ............              (392)        (1,421,167)       (10,009,836)       (12,895,166)
  Change in unrealized gain (loss)
    on investments ...............................         4,368,617         10,287,214         11,119,633         27,899,227
  Reinvested capital gains .......................           167,733                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,558,492          8,901,615            538,751         14,406,090
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,516,746         11,352,122            917,381            954,075
  Transfers between funds ........................         1,319,509          1,909,237         (2,526,406)           (52,775)
  Redemptions (note 3) ...........................        (3,029,831)        (2,386,238)       (11,845,276)        (9,102,841)
  Annuity benefits ...............................                 -                  -            (44,957)           (39,129)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (9,664)           (11,334)
  Contingent deferred sales charges
    (note 2) .....................................           (70,938)           (59,066)           (55,890)           (77,625)
  Adjustments to maintain reserves ...............            18,316             (2,665)            31,141             41,190
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         3,753,802         10,813,390        (13,533,671)        (8,288,439)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         8,312,294         19,715,005        (12,994,920)         6,117,651
Contract owners' equity beginning
  of period ......................................        44,282,602         24,567,597         58,322,297         52,204,646
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        52,594,896         44,282,602         45,327,377         58,322,297
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,300,709          3,060,579          4,218,568          4,940,777
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           881,442          2,431,981            289,207            538,709
  Units redeemed .................................          (523,715)        (1,191,851)        (1,284,608)        (1,260,918)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         4,658,436          4,300,709          3,223,167          4,218,568
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrS                             FidVIPGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (394,855)          (361,924)          (413,787)          (350,924)
  Realized gain (loss) on investments ............        (5,621,637)        (5,979,417)        (1,221,137)        (6,220,971)
  Change in unrealized gain (loss)
    on investments ...............................         6,896,242         18,719,107          2,105,803         14,969,786
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           879,750         12,377,766            470,879          8,397,891
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           339,055            450,290          1,768,381          5,630,793
  Transfers between funds ........................        (2,755,064)        (1,429,292)        (1,165,121)          (685,171)
  Redemptions (note 3) ...........................        (3,969,746)        (3,687,889)        (3,001,436)        (2,244,183)
  Annuity benefits ...............................              (805)            (4,557)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (65,182)           (86,012)           (85,844)           (59,639)
  Adjustments to maintain reserves ...............             2,590              4,495              9,674            (11,237)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (6,449,152)        (4,752,965)        (2,474,346)         2,630,563
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (5,569,402)         7,624,801         (2,003,467)        11,028,454
Contract owners' equity beginning
  of period ......................................        50,646,486         43,021,685         37,423,355         26,394,901
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    45,077,084         50,646,486         35,419,888         37,423,355
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,386,812          4,896,367          5,503,924          5,078,891
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           123,151            319,655            750,592          2,681,652
  Units redeemed .................................          (689,447)          (829,210)        (1,148,422)        (2,256,619)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,820,516          4,386,812          5,106,094          5,503,924
                                                     ===============    ===============    ===============    ===============

                                                                  FidVIPHI                             FidVIPHIS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................         2,895,384          2,484,516          1,667,592          1,316,896
  Realized gain (loss) on investments ............         3,186,581            515,893         (2,987,547)        (2,701,745)
  Change in unrealized gain (loss)
    on investments ...............................        (3,135,682)         7,148,924          3,121,143          6,316,245
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,946,283         10,149,333          1,801,188          4,931,396
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           435,410            619,697            197,464            243,671
  Transfers between funds ........................          (909,775)         2,252,765           (583,907)         1,627,206
  Redemptions (note 3) ...........................        (9,358,068)        (9,370,444)        (2,918,127)        (2,244,254)
  Annuity benefits ...............................           (14,695)           (15,716)            (1,153)            (3,676)
  Annual contract maintenance charges
    (note 2) .....................................            (5,442)            (6,265)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (19,674)           (60,205)           (42,062)           (46,516)
  Adjustments to maintain reserves ...............             8,292             12,929              1,755               (904)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (9,863,952)        (6,567,239)        (3,346,030)          (424,473)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (6,917,669)         3,582,094         (1,544,842)         4,506,923
Contract owners' equity beginning
  of period ......................................        46,466,262         42,884,168         23,909,014         19,402,091
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        39,548,593         46,466,262         22,364,172         23,909,014
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,594,500          5,320,080          2,810,258          2,867,219
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         1,110,208          1,483,546            198,193            542,496
  Units redeemed .................................        (2,074,454)        (2,209,126)          (585,169)          (599,457)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,630,254          4,594,500          2,423,282          2,810,258
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPHI2                             FidVIPMMkt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $     1,391,787            597,786            (42,016)          (191,608)
  Realized gain (loss) on investments ............          (565,437)          (531,350)                 -                  -
  Change in unrealized gain (loss)
    on investments ...............................           778,319          3,263,451                  -                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,604,669          3,329,887            (42,016)          (191,608)
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,320,961          6,308,425          1,602,345            963,873
  Transfers between funds ........................          (434,949)         2,023,405            998,046         (3,393,195)
  Redemptions (note 3) ...........................        (1,384,423)        (1,073,659)       (18,146,176)       (28,612,818)
  Annuity benefits ...............................                 -                  -            (14,928)           (21,116)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (3,743)            (5,169)
  Contingent deferred sales charges
    (note 2) .....................................           (29,314)           (32,492)          (119,565)          (307,260)
  Adjustments to maintain reserves ...............             6,014              4,113              5,548              3,576
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (521,711)         7,229,792        (15,678,473)       (31,372,109)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,082,958         10,559,679        (15,720,489)       (31,563,717)
Contract owners' equity beginning
  of period ......................................        20,602,230         10,042,551         54,102,933         85,666,650
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    21,685,188         20,602,230         38,382,444         54,102,933
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,404,278          1,469,078          4,532,670          7,161,135
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           467,819          1,399,360          2,304,590          4,535,858
  Units redeemed .................................          (530,638)          (464,160)        (3,618,910)        (7,164,323)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,341,459          2,404,278          3,218,350          4,532,670
                                                     ===============    ===============    ===============    ===============

                                                                  FidVIPOv                             FidVIPOvS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (53,379)          (146,922)            19,986            (26,797)
  Realized gain (loss) on investments ............        (4,525,108)        (7,911,695)          (365,926)        (1,065,106)
  Change in unrealized gain (loss)
    on investments ...............................         7,953,977         18,211,072          1,680,337          5,189,344
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,375,490         10,152,455          1,334,397          4,097,441
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           568,223            425,969            104,094            142,708
  Transfers between funds ........................         1,771,104            396,311         (1,617,711)          (279,364)
  Redemptions (note 3) ...........................        (8,125,055)        (6,127,468)        (1,310,184)          (738,716)
  Annuity benefits ...............................            (7,476)            (5,724)            (1,060)            (4,854)
  Annual contract maintenance charges
    (note 2) .....................................            (5,522)            (5,875)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,280)           (36,850)           (23,492)           (13,877)
  Adjustments to maintain reserves ...............             6,100              9,192              2,077             (3,537)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (5,810,906)        (5,344,445)        (2,846,276)          (897,640)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,435,416)         4,808,010         (1,511,879)         3,199,801
Contract owners' equity beginning
  of period ......................................        33,795,415         28,987,405         13,852,488         10,652,687
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        31,359,999         33,795,415         12,340,609         13,852,488
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,717,889          3,295,102          1,338,806          1,459,258
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           348,305            303,457             39,456             89,036
  Units redeemed .................................          (811,969)          (880,670)          (316,618)          (209,488)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,254,225          2,717,889          1,061,644          1,338,806
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPOvS2                            FidVIPOvS2R
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (16,783)          (156,827)           (11,017)                 -
  Realized gain (loss) on investments ............           449,641          4,611,569             (1,789)                 -
  Change in unrealized gain (loss)
    on investments ...............................           507,224          1,569,592            283,154                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           940,082          6,024,334            270,348                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           285,688            924,666            188,668                  -
  Transfers between funds ........................        (1,074,399)        (2,976,282)         2,030,536                  -
  Redemptions (note 3) ...........................          (813,522)          (510,630)           (63,404)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (30,571)           (18,996)            (1,417)                 -
  Adjustments to maintain reserves ...............             4,424             (9,675)               171                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,628,380)        (2,590,917)         2,154,554                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (688,298)         3,433,417          2,424,902                  -
Contract owners' equity beginning
  of period ......................................        10,016,450          6,583,033                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,328,152         10,016,450          2,424,902                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,264,290          1,167,806                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           134,498         32,897,781            213,297                  -
  Units redeemed .................................          (349,188)       (32,801,297)           (16,259)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,049,600          1,264,290            197,038                  -
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPOvSR                            FidVIPVal
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (5,062)                 -                667             (3,558)
  Realized gain (loss) on investments ............               623                  -             48,555            (15,576)
  Change in unrealized gain (loss)
    on investments ...............................           150,247                  -             23,959            180,005
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           145,808                  -             73,181            160,871
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           105,990                  -             15,402             26,026
  Transfers between funds ........................           948,815                  -            171,084            (29,597)
  Redemptions (note 3) ...........................           (78,755)                 -            (42,392)           (70,504)
  Annuity benefits ...............................              (112)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (791)                 -               (401)                 -
  Adjustments to maintain reserves ...............               (79)                 -                (20)               (44)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           975,068                  -            143,673            (74,119)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,120,876                  -            216,854             86,752
Contract owners' equity beginning
  of period ......................................                 -                  -            644,929            558,177
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         1,120,876                  -            861,783            644,929
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             61,973             71,212
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           111,163                  -             30,931              9,997
  Units redeemed .................................           (10,962)                 -            (17,620)           (19,236)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           100,201                  -             75,284             61,973
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPVal2                            FidVIPAMGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (5,541)           (13,303)            60,906             99,444
  Realized gain (loss) on investments ............            28,146            (40,350)          (525,220)          (631,618)
  Change in unrealized gain (loss)
    on investments ...............................           114,652            444,499            720,692          1,768,191
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           137,257            390,846            256,378          1,236,017
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            13,048             11,665            161,509             66,966
  Transfers between funds ........................            32,587            (95,071)           202,260            (74,201)
  Redemptions (note 3) ...........................          (125,340)          (106,413)        (1,404,144)          (797,985)
  Annuity benefits ...............................                 -                  -             (2,717)            (2,671)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (1,100)            (1,412)
  Contingent deferred sales charges
    (note 2) .....................................            (4,708)            (1,161)            (5,229)            (7,993)
  Adjustments to maintain reserves ...............               624               (183)               217                464
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (83,789)          (191,163)        (1,049,204)          (816,832)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            53,468            199,683           (792,826)           419,185
Contract owners' equity beginning
  of period ......................................         1,573,358          1,373,675          6,661,675          6,242,490
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     1,626,826          1,573,358          5,868,849          6,661,675
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           153,119            176,457            533,547            607,643
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            12,723             21,428             33,888             46,988
  Units redeemed .................................           (21,274)           (44,766)          (117,049)          (121,084)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           144,568            153,119            450,386            533,547
                                                     ===============    ===============    ===============    ===============

                                                                FidVIPAMGrS                           FidVIPAMGrS2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            59,641             85,062             30,673             45,517
  Realized gain (loss) on investments ............          (317,267)          (330,933)          (113,446)          (210,360)
  Change in unrealized gain (loss)
    on investments ...............................           454,286          1,135,740            206,525            806,593
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           196,660            889,869            123,752            641,750
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            45,358             14,047             36,475             51,603
  Transfers between funds ........................          (166,725)          (115,545)                20            (52,206)
  Redemptions (note 3) ...........................          (547,742)          (342,705)          (474,489)          (370,885)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (8,358)            (6,130)            (9,534)            (9,354)
  Adjustments to maintain reserves ...............                81               (108)             1,143               (545)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (677,386)          (450,441)          (446,385)          (381,387)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (480,726)           439,428           (322,633)           260,363
Contract owners' equity beginning
  of period ......................................         4,778,009          4,338,581          3,444,963          3,184,600
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,297,283          4,778,009          3,122,330          3,444,963
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           461,854            511,396            411,988            463,222
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            12,899              7,939             18,959             24,279
  Units redeemed .................................           (78,048)           (57,481)           (72,724)           (75,513)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           396,705            461,854            358,223            411,988
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FidVIPAM                             FidVIPAMS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       140,216            231,618            132,682            195,582
  Realized gain (loss) on investments ............          (490,836)          (848,943)          (356,411)          (344,374)
  Change in unrealized gain (loss)
    on investments ...............................           697,116          2,139,471            511,921          1,340,463
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           346,496          1,522,146            288,192          1,191,671
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           137,775             95,004             99,933             59,963
  Transfers between funds ........................           193,159            881,918           (434,438)          (173,330)
  Redemptions (note 3) ...........................        (2,416,880)        (2,182,948)          (683,963)          (680,330)
  Annuity benefits ...............................            (2,413)           (17,271)            (1,173)            (5,400)
  Annual contract maintenance charges
    (note 2) .....................................            (1,188)            (1,365)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (12,179)           (18,397)            (8,002)           (15,860)
  Adjustments to maintain reserves ...............              (600)             4,028              1,536             (1,816)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (2,102,326)        (1,239,031)        (1,026,107)          (816,773)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (1,755,830)           283,115           (737,915)           374,898
Contract owners' equity beginning
  of period ......................................        10,389,756         10,106,641          7,895,483          7,520,585
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     8,633,926         10,389,756          7,157,568          7,895,483
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           770,719            871,353            685,066            761,504
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            66,217            136,062             34,901             21,421
  Units redeemed .................................          (221,163)          (236,696)          (124,179)           (97,859)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           615,773            770,719            595,788            685,066
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPAM2                             FidVIPCon
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            66,225            106,520           (702,916)          (572,166)
  Realized gain (loss) on investments ............           (63,952)          (114,851)          (731,916)        (2,119,610)
  Change in unrealized gain (loss)
    on investments ...............................           183,868            747,828         10,020,079         17,562,571
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           186,141            739,497          8,585,247         14,870,795
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            11,190             17,428          1,267,938            838,668
  Transfers between funds ........................          (261,695)           (67,013)         2,936,291          1,289,228
  Redemptions (note 3) ...........................          (203,451)          (273,162)       (14,874,422)        (9,647,314)
  Annuity benefits ...............................                 -                  -            (17,674)           (20,761)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -            (12,043)           (12,768)
  Contingent deferred sales charges
    (note 2) .....................................            (5,091)            (9,764)           (52,789)           (89,627)
  Adjustments to maintain reserves ...............             1,032                (86)            13,337             12,896
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (458,015)          (332,597)       (10,739,362)        (7,629,678)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (271,874)           406,900         (2,154,115)         7,241,117
Contract owners' equity beginning
  of period ......................................         5,227,561          4,820,661         69,493,678         62,252,561
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,955,687          5,227,561         67,339,563         69,493,678
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           546,660            584,811          4,203,351          4,767,339
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             8,145             11,248            459,492            387,466
  Units redeemed .................................           (55,377)           (49,399)        (1,083,224)          (951,454)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           499,428            546,660          3,579,619          4,203,351
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPConS                            FidVIPCon2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (353,261)          (259,224)          (517,664)          (298,629)
  Realized gain (loss) on investments ............          (204,893)        (1,706,607)            71,901         (1,624,534)
  Change in unrealized gain (loss)
    on investments ...............................         6,857,435         11,969,571          6,551,231          9,212,137
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         6,299,281         10,003,740          6,105,468          7,288,974
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,150,156            922,553          7,067,693         12,456,016
  Transfers between funds ........................          (120,000)          (456,992)         1,964,407          2,220,956
  Redemptions (note 3) ...........................        (4,328,955)        (2,614,778)        (3,621,649)        (1,684,107)
  Annuity benefits ...............................            (1,244)            (5,302)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (75,867)           (54,443)           (87,311)           (49,753)
  Adjustments to maintain reserves ...............             3,748             (2,278)            18,636                397
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (3,372,162)        (2,211,240)         5,341,776         12,943,509
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,927,119          7,792,500         11,447,244         20,232,483
Contract owners' equity beginning
  of period ......................................        46,777,335         38,984,835         40,584,160         20,351,677
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    49,704,454         46,777,335         52,031,404         40,584,160
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,374,699          3,563,729          4,294,206          2,721,894
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           261,044            321,055          1,141,180          2,694,204
  Units redeemed .................................          (476,656)          (510,085)          (591,953)        (1,121,892)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,159,087          3,374,699          4,843,433          4,294,206
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPI500                            FidVIPIGBd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           122,122            267,871          2,517,605          3,058,011
  Realized gain (loss) on investments ............        (4,760,135)        (7,157,071)           380,001          3,695,735
  Change in unrealized gain (loss)
    on investments ...............................        12,914,214         28,638,162         (3,080,859)        (4,394,755)
  Reinvested capital gains .......................                 -                  -          2,496,077          1,521,781
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         8,276,201         21,748,962          2,312,824          3,880,772
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,679,259          1,714,938            797,978            994,003
  Transfers between funds ........................        (1,059,877)        (1,171,362)        (5,927,915)        (9,226,449)
  Redemptions (note 3) ...........................       (14,093,185)        (9,763,970)       (14,899,889)       (19,414,082)
  Annuity benefits ...............................            (1,795)            (4,507)           (15,958)           (43,793)
  Annual contract maintenance charges
    (note 2) .....................................            (7,811)            (8,651)            (4,100)            (5,630)
  Contingent deferred sales charges
    (note 2) .....................................          (154,279)          (189,781)           (95,975)          (166,247)
  Adjustments to maintain reserves ...............            10,337             (1,788)             9,895             13,426
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (13,627,351)        (9,425,121)       (20,135,964)       (27,848,772)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (5,351,150)        12,323,841        (17,823,140)       (23,968,000)
Contract owners' equity beginning
  of period ......................................       100,023,044         87,699,203         87,071,019        111,039,019
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        94,671,894        100,023,044         69,247,879         87,071,019
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         8,294,373          9,224,993          6,033,702          7,974,078
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           537,635            924,893            352,484          1,355,073
  Units redeemed .................................        (1,614,675)        (1,855,513)        (1,719,493)        (3,295,449)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         7,217,333          8,294,373          4,666,693          6,033,702
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPAgGrS                           FidVIPAgGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,834)            (1,794)           (40,848)           (25,641)
  Realized gain (loss) on investments ............             6,188             (3,995)           219,446             18,877
  Change in unrealized gain (loss)
    on investments ...............................            11,350             54,248             58,133            516,119
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            15,704             48,459            236,731            509,355
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             9,024                514            383,413            928,424
  Transfers between funds ........................           (59,117)            12,182            115,896             50,381
  Redemptions (note 3) ...........................           (14,270)              (996)          (224,834)          (139,006)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (4,716)            (4,369)
  Adjustments to maintain reserves ...............               (21)               (73)               945               (486)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (64,384)            11,627            270,704            834,944
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           (48,680)            60,086            507,435          1,344,299
Contract owners' equity beginning
  of period ......................................           223,991            163,905          2,702,200          1,357,901
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       175,311            223,991          3,209,635          2,702,200
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            25,870             24,455            319,322            206,142
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,393              4,067            153,399            214,134
  Units redeemed .................................           (29,707)            (2,652)          (122,851)          (100,954)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            18,556             25,870            349,870            319,322
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPBal                             FidVIPBalS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           399,854            953,202            187,358            323,382
  Realized gain (loss) on investments ............          (120,031)           292,947           (328,523)          (542,219)
  Change in unrealized gain (loss)
    on investments ...............................         1,622,373          7,493,702            883,879          2,966,694
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,902,196          8,739,851            742,714          2,747,857
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           645,680            769,133            191,519            314,769
  Transfers between funds ........................           (93,427)         1,093,182           (447,560)           (66,246)
  Redemptions (note 3) ...........................       (12,180,231)       (14,331,779)        (1,864,927)        (1,681,855)
  Annuity benefits ...............................           (24,326)           (28,727)              (821)            (3,935)
  Annual contract maintenance charges
    (note 2) .....................................            (8,483)           (10,224)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (16,559)           (57,393)           (34,295)           (30,345)
  Adjustments to maintain reserves ...............            10,493              9,332              1,253             (9,124)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (11,666,853)       (12,556,476)        (2,154,831)        (1,476,736)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (9,764,657)        (3,816,625)        (1,412,117)         1,271,121
Contract owners' equity beginning
  of period ......................................        57,759,521         61,576,146         18,897,936         17,626,815
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        47,994,864         57,759,521         17,485,819         18,897,936
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,444,593          4,262,434          1,671,579          1,814,362
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           110,076            236,981             62,025            106,454
  Units redeemed .................................          (801,023)        (1,054,822)          (251,986)          (249,237)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,753,646          3,444,593          1,481,618          1,671,579
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPBal2                           FidVIPDyCapS
                                                     ----------------------------------    ---------------    ---------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        59,054            125,104             (5,146)            (6,353)
  Realized gain (loss) on investments ............           (84,195)          (150,069)            19,903             (3,683)
  Change in unrealized gain (loss)
    on investments ...............................           373,317          1,482,067            (20,731)           150,109
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           348,176          1,457,102             (5,974)           140,073
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           131,524            193,327              9,845                972
  Transfers between funds ........................          (333,563)           181,427           (158,120)           (10,993)
  Redemptions (note 3) ...........................          (925,989)          (667,411)           (55,540)           (81,064)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (15,828)            (9,995)            (1,132)            (2,977)
  Adjustments to maintain reserves ...............             2,189                168                 (9)               (57)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,141,667)          (302,484)          (204,956)           (94,119)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (793,491)         1,154,618           (210,930)            45,954
Contract owners' equity beginning
  of period ......................................        10,480,979          9,326,361            687,328            641,374
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,687,488         10,480,979            476,398            687,328
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,107,853          1,143,308             97,835            113,186
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,346             77,558              9,033             14,160
  Units redeemed .................................          (144,029)          (113,013)           (39,237)           (29,511)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           986,170          1,107,853             67,631             97,835
                                                     ===============    ===============    ===============    ===============

                                                                FidVIPDyCap2                           FidVIPGrIn
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (49,712)           (42,447)          (132,162)           (43,228)
  Realized gain (loss) on investments ............            21,849           (158,466)        (1,941,153)        (1,588,739)
  Change in unrealized gain (loss)
    on investments ...............................              (160)           885,974          3,152,764          7,651,222
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           (28,023)           685,061          1,079,449          6,019,255
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           282,317            377,171            393,213            409,837
  Transfers between funds ........................          (261,024)           175,544           (634,291)           830,477
  Redemptions (note 3) ...........................          (213,946)          (213,445)        (6,888,221)        (5,297,119)
  Annuity benefits ...............................                 -                  -             (7,906)           (10,590)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (4,903)            (5,827)
  Contingent deferred sales charges
    (note 2) .....................................            (2,944)            (5,720)           (28,206)           (41,283)
  Adjustments to maintain reserves ...............               659               (339)             7,773              9,401
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (194,938)           333,211         (7,162,541)        (4,105,104)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (222,961)         1,018,272         (6,083,092)         1,914,151
Contract owners' equity beginning
  of period ......................................         3,888,328          2,870,056         32,450,994         30,536,843
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,665,367          3,888,328         26,367,902         32,450,994
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           571,779            519,737          2,241,345          2,571,965
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            66,171            233,566             95,977            214,095
  Units redeemed .................................           (98,979)          (181,524)          (589,510)          (544,715)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           538,971            571,779          1,747,812          2,241,345
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrInS                           FidVIPGrIn2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (57,434)            50,038            (97,002)           (62,457)
  Realized gain (loss) on investments ............        (1,462,803)        (2,015,605)          (372,784)        (1,473,586)
  Change in unrealized gain (loss)
    on investments ...............................         3,012,882          8,928,294          1,227,443          4,978,859
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,492,645          6,962,727            757,657          3,442,816
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           239,356            342,249          1,134,567          2,749,992
  Transfers between funds ........................        (1,191,848)          (838,823)        (1,003,580)           (69,042)
  Redemptions (note 3) ...........................        (3,793,719)        (3,200,245)        (1,379,253)          (971,141)
  Annuity benefits ...............................            (1,086)            (5,258)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (69,928)           (68,428)           (30,197)           (28,573)
  Adjustments to maintain reserves ...............             2,242             (2,772)             4,721             (1,369)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (4,814,983)        (3,773,277)        (1,273,742)         1,679,867
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (3,322,338)         3,189,450           (516,085)         5,122,683
Contract owners' equity beginning
  of period ......................................        36,708,432         33,518,982         19,586,061         14,463,378
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    33,386,094         36,708,432         19,069,976         19,586,061
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,186,392          3,561,810          2,256,250          2,031,206
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            72,356            140,268            180,969            913,908
  Units redeemed .................................          (496,347)          (515,686)          (327,511)          (688,864)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,762,401          3,186,392          2,109,708          2,256,250
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPGrOp                            FidVIPGrOpS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................        (1,070,034)          (792,035)          (188,362)          (125,425)
  Realized gain (loss) on investments ............        (9,026,945)       (12,295,949)        (3,162,321)        (3,877,278)
  Change in unrealized gain (loss)
    on investments ...............................        16,630,642         48,131,477          5,396,271         13,080,347
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         6,533,663         35,043,493          2,045,588          9,077,644
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,415,739          2,145,470            225,367            302,488
  Transfers between funds ........................        (4,412,597)        (5,294,850)        (1,924,876)        (1,495,129)
  Redemptions (note 3) ...........................       (30,774,959)       (25,744,534)        (3,800,080)        (3,004,371)
  Annuity benefits ...............................           (20,415)           (26,159)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (34,435)           (39,996)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (66,367)          (123,202)           (66,212)           (64,630)
  Adjustments to maintain reserves ...............            14,672             12,905              1,138               (318)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (33,878,362)       (29,070,366)        (5,564,663)        (4,261,960)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............       (27,344,699)         5,973,127         (3,519,075)         4,815,684
Contract owners' equity beginning
  of period ......................................       149,447,399        143,474,272         39,725,388         34,909,704
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............       122,102,700        149,447,399         36,206,313         39,725,388
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         9,018,711         11,062,424          4,718,108          5,326,989
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           133,143            289,118             54,166            108,960
  Units redeemed .................................        (2,157,951)        (2,332,831)          (719,805)          (717,841)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         6,993,903          9,018,711          4,052,469          4,718,108
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrOp2                           FidVIPMCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (64,698)           (52,559)           (47,993)           (24,198)
  Realized gain (loss) on investments ............          (255,018)          (860,285)           124,869            (10,664)
  Change in unrealized gain (loss)
    on investments ...............................           707,143          2,665,236            728,387            935,848
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           387,427          1,752,392            805,263            900,986
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            45,092             98,549            194,916            159,133
  Transfers between funds ........................          (425,772)          (538,720)           669,521             74,118
  Redemptions (note 3) ...........................          (482,598)          (636,631)          (448,010)          (375,746)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (4,224)            (4,401)
  Contingent deferred sales charges
    (note 2) .....................................           (12,798)           (26,025)            (3,420)            (6,392)
  Adjustments to maintain reserves ...............             2,245             (2,178)               169                 52
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (873,831)        (1,105,005)           408,952           (153,236)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (486,404)           647,387          1,214,215            747,750
Contract owners' equity beginning
  of period ......................................         7,823,843          7,176,456          3,297,769          2,550,019
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     7,337,439          7,823,843          4,511,984          3,297,769
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,135,191          1,328,408            147,072            155,616
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            21,423             49,873             41,726             46,049
  Units redeemed .................................          (148,008)          (243,090)           (25,593)           (54,593)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,008,606          1,135,191            163,205            147,072
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPMCapS                           FidVIPMCap2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (220,506)          (123,903)          (653,330)          (335,526)
  Realized gain (loss) on investments ............           914,794            (57,693)           864,956            (46,295)
  Change in unrealized gain (loss)
    on investments ...............................         3,989,401          6,008,009         10,584,029         11,157,738
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,683,689          5,826,413         10,795,655         10,775,917
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           197,011            218,941          5,813,017          8,670,841
  Transfers between funds ........................           756,961           (139,911)         1,367,377          1,945,045
  Redemptions (note 3) ...........................        (2,711,968)        (1,636,110)        (4,140,165)        (1,849,191)
  Annuity benefits ...............................              (153)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (51,331)           (41,759)          (109,120)           (50,784)
  Adjustments to maintain reserves ...............             1,901                 68             32,208              2,600
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,807,579)        (1,598,771)         2,963,317          8,718,511
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,876,110          4,227,642         13,758,972         19,494,428
Contract owners' equity beginning
  of period ......................................        21,494,305         17,266,663         44,434,522         24,940,094
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        24,370,415         21,494,305         58,193,494         44,434,522
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           950,947          1,047,270          2,836,613          2,143,293
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           108,666            200,247            663,742          1,071,266
  Units redeemed .................................          (187,449)          (296,570)          (477,134)          (377,946)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           872,164            950,947          3,023,221          2,836,613
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPValS                            FidVIPValS2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (3,749)            (1,610)           (96,089)           (37,609)
  Realized gain (loss) on investments ............             7,709              4,928            477,779            815,245
  Change in unrealized gain (loss)
    on investments ...............................            41,202             61,352            340,153            520,145
  Reinvested capital gains .......................               699              1,642             18,031             27,605
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            45,861             66,312            739,874          1,325,386
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           110,469            137,894          1,489,253          2,315,640
  Transfers between funds ........................            (1,825)             5,715            470,916          2,213,527
  Redemptions (note 3) ...........................            (5,784)              (281)          (537,537)          (167,496)
  Annuity benefits ...............................                 -                  -               (140)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (317)                (2)           (11,571)            (2,706)
  Adjustments to maintain reserves ...............               (15)                 3              1,869                556
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           102,528            143,329          1,412,790          4,359,521
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           148,389            209,641          2,152,664          5,684,907
Contract owners' equity beginning
  of period ......................................           272,822             63,181          6,494,435            809,528
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       421,211            272,822          8,647,099          6,494,435
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            22,081              7,968            558,223            108,052
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             9,646             14,217            518,734            827,478
  Units redeemed .................................            (1,526)              (104)          (416,577)          (377,307)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            30,201             22,081            660,380            558,223
                                                     ===============    ===============    ===============    ===============

                                                                 FrVIPRisDiv                           FrVIPForSec
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (7,011)              (965)               886                918
  Realized gain (loss) on investments ............            20,644              3,098             25,590                418
  Change in unrealized gain (loss)
    on investments ...............................           155,597            155,750             38,102             39,312
  Reinvested capital gains .......................            25,942             19,108                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           195,172            176,991             64,578             40,648
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           914,406            693,392            262,875            146,662
  Transfers between funds ........................           176,705             54,813            (72,622)            16,446
  Redemptions (note 3) ...........................           (89,812)           (29,652)            (6,917)            (7,283)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (4,635)              (721)              (311)                 -
  Adjustments to maintain reserves ...............               190                 22                 10                 (1)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           996,854            717,854            183,035            155,824
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,192,026            894,845            247,613            196,472
Contract owners' equity beginning
  of period ......................................         1,140,788            245,943            239,297             42,825
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         2,332,814          1,140,788            486,910            239,297
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           103,449             27,539             23,502              5,514
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           100,553             79,023             25,671             19,067
  Units redeemed .................................           (11,652)            (3,113)            (8,222)            (1,079)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           192,350            103,449             40,951             23,502
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITIntVal3                          GVITDMidCapI
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $           286                  -             (4,078)            (1,244)
  Realized gain (loss) on investments ............                57                  -             13,812              6,937
  Change in unrealized gain (loss)
    on investments ...............................             8,945                  -             68,416             57,218
  Reinvested capital gains .......................                 -                  -             22,585                  2
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             9,288                  -            100,735             62,913
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            64,117                  -            483,834            241,741
  Transfers between funds ........................            17,123                  -             27,551             20,972
  Redemptions (note 3) ...........................              (513)                 -            (38,709)            (8,386)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (1,652)              (241)
  Adjustments to maintain reserves ...............                42                  -                126                 (3)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            80,769                  -            471,150            254,083
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            90,057                  -            571,885            316,996
Contract owners' equity beginning
  of period ......................................                 -                  -            385,335             68,339
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $        90,057                  -            957,220            385,335
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             35,096              8,310
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             6,091                  -             45,544             28,430
  Units redeemed .................................               (90)                 -             (4,510)            (1,644)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             6,001                  -             76,130             35,096
                                                     ===============    ===============    ===============    ===============

                                                                GVITDMidCap2                          GVITEmMrkts2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (61,769)           (29,058)           (10,024)            (7,111)
  Realized gain (loss) on investments ............           279,445             69,401            366,493            121,524
  Change in unrealized gain (loss)
    on investments ...............................           533,168            975,108           (287,157)           351,060
  Reinvested capital gains .......................           192,663                 27            170,539                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           943,507          1,015,478            239,851            465,473
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,419,847          2,807,834            207,306            397,514
  Transfers between funds ........................           522,637            885,859            244,270            299,664
  Redemptions (note 3) ...........................          (374,485)          (160,894)          (158,848)           (58,899)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (11,308)            (5,329)            (4,256)            (2,159)
  Adjustments to maintain reserves ...............             1,463                 41              1,228                 91
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         1,558,154          3,527,511            289,700            636,211
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,501,661          4,542,989            529,551          1,101,684
Contract owners' equity beginning
  of period ......................................         5,887,850          1,344,861          1,563,181            461,497
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         8,389,511          5,887,850          2,092,732          1,563,181
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           562,754            170,381            119,362             57,258
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           289,821            495,994            119,745            126,268
  Units redeemed .................................          (149,320)          (103,621)          (104,755)           (64,164)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           703,255            562,754            134,352            119,362
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITEmMrkts6                            GVITGvtBd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $         3,379                  -          1,256,318            623,441
  Realized gain (loss) on investments ............             4,163                  -           (257,417)          (170,261)
  Change in unrealized gain (loss)
    on investments ...............................            19,844                  -           (999,781)          (425,589)
  Reinvested capital gains .......................            47,013                  -            595,387             40,363
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            74,399                  -            594,507             67,954
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           102,020                  -          3,669,869         25,032,401
  Transfers between funds ........................           583,033                  -         (4,144,501)       (10,555,512)
  Redemptions (note 3) ...........................            (6,620)                 -         (3,383,164)        (3,179,924)
  Annuity benefits ...............................                 -                  -               (326)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (183)                 -           (124,433)           (52,291)
  Adjustments to maintain reserves ...............                 7                  -                777              1,714
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           678,257                  -         (3,981,778)        11,246,388
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           752,656                  -         (3,387,271)        11,314,342
Contract owners' equity beginning
  of period ......................................                 -                  -         32,173,064         20,858,722
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       752,656                  -         28,785,793         32,173,064
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -          2,897,500          1,894,099
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            68,873                  -            508,221          4,826,178
  Units redeemed .................................            (4,782)                 -           (863,338)        (3,822,777)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            64,091                  -          2,542,383          2,897,500
                                                     ===============    ===============    ===============    ===============

                                                                  GVITIDAgg                             GVITIDCon
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            46,753             14,840            364,801            315,257
  Realized gain (loss) on investments ............           621,418             29,523            374,397             56,254
  Change in unrealized gain (loss)
    on investments ...............................           957,548          1,829,422             96,140          1,142,164
  Reinvested capital gains .......................           386,555            139,850            356,333            132,151
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,012,274          2,013,635          1,191,671          1,645,826
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,760,437          8,523,658          5,956,568         27,409,067
  Transfers between funds ........................           300,374            184,493         (2,282,393)          (531,343)
  Redemptions (note 3) ...........................        (1,344,139)          (174,208)        (3,187,854)        (1,860,713)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (32,196)            (4,016)           (96,719)           (14,597)
  Adjustments to maintain reserves ...............             1,647                (56)             2,525                470
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,686,123          8,529,871            392,127         25,002,884
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         6,698,397         10,543,506          1,583,798         26,648,710
Contract owners' equity beginning
  of period ......................................        12,659,702          2,116,196         35,404,679          8,755,969
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        19,358,099         12,659,702         36,988,477         35,404,679
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,174,265            255,545          3,348,427            881,738
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           770,414            961,110            897,071          3,208,937
  Units redeemed .................................          (345,927)           (42,390)          (858,874)          (742,248)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,598,752          1,174,265          3,386,624          3,348,427
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  GVITIDMod                           GVITIDModAgg
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       927,005            447,421            243,019             71,357
  Realized gain (loss) on investments ............           582,290             (6,739)           577,397            (75,185)
  Change in unrealized gain (loss)
    on investments ...............................         8,248,457         12,538,005          3,948,714          6,316,448
  Reinvested capital gains .......................           709,048             41,519            768,735                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        10,466,800         13,020,206          5,537,865          6,312,620
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        29,330,233         73,044,893         12,219,597         27,162,879
  Transfers between funds ........................         6,008,987          6,207,247          2,799,957          1,771,741
  Redemptions (note 3) ...........................        (8,529,330)        (4,031,504)        (3,192,940)        (1,315,802)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (207,831)          (100,982)           (81,423)           (55,610)
  Adjustments to maintain reserves ...............            14,597                707              7,248                397
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        26,616,656         75,120,361         11,752,439         27,563,605
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        37,083,456         88,140,567         17,290,304         33,876,225
Contract owners' equity beginning
  of period ......................................       108,655,956         20,515,389         42,285,245          8,409,020
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $   145,739,412        108,655,956         59,575,549         42,285,245
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................        10,125,266          2,265,379          3,925,388            974,155
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         3,912,574          8,698,739          1,669,146          3,232,545
  Units redeemed .................................        (1,472,896)          (838,852)          (592,624)          (281,312)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................        12,564,944         10,125,266          5,001,910          3,925,388
                                                     ===============    ===============    ===============    ===============

                                                                GVITIDModCon                           GVITIntVal6
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           463,157            315,985                312                  -
  Realized gain (loss) on investments ............           559,638            100,204              1,176                  -
  Change in unrealized gain (loss)
    on investments ...............................         1,464,501          3,511,928            110,812                  -
  Reinvested capital gains .......................           339,812             71,045                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,827,108          3,999,162            112,300                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         8,588,636         31,496,518            120,225                  -
  Transfers between funds ........................           545,365         (2,386,410)         1,154,441                  -
  Redemptions (note 3) ...........................        (3,487,587)        (1,726,919)           (16,068)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (116,491)           (40,794)              (200)                 -
  Adjustments to maintain reserves ...............             4,783                458                 23                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         5,534,706         27,342,853          1,258,421                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         8,361,814         31,342,015          1,370,721                  -
Contract owners' equity beginning
  of period ......................................        44,183,731         12,841,716                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        52,545,545         44,183,731          1,370,721                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,126,406          1,345,876                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         1,212,958          3,489,699            124,604                  -
  Units redeemed .................................          (698,440)          (709,169)            (5,365)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         4,640,924          4,126,406            119,239                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  GVITMyMkt                           GVITSmCapGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (118,938)          (168,781)           (43,849)           (29,477)
  Realized gain (loss) on investments ............                 -                  -            121,573            208,964
  Change in unrealized gain (loss)
    on investments ...............................                 -                  -            353,258            492,909
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (118,938)          (168,781)           430,982            672,396
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         6,192,198         23,019,392            230,840          1,263,489
  Transfers between funds ........................        (2,689,041)        (3,363,849)           260,548            436,908
  Redemptions (note 3) ...........................        (5,280,391)       (27,062,374)          (264,394)           (95,891)
  Annuity benefits ...............................              (105)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (125,680)        (1,491,032)           (12,177)            (2,920)
  Adjustments to maintain reserves ...............                17               (540)               431               (180)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,903,002)        (8,898,403)           215,248          1,601,406
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,021,940)        (9,067,184)           646,230          2,273,802
Contract owners' equity beginning
  of period ......................................        23,492,068         32,559,252          3,471,151          1,197,349
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    21,470,128         23,492,068          4,117,381          3,471,151
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,346,235          3,211,806            366,267            167,244
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         3,672,190         34,701,450             95,457            549,735
  Units redeemed .................................        (3,861,155)       (35,567,021)           (73,183)          (350,712)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,157,270          2,346,235            388,541            366,267
                                                     ===============    ===============    ===============    ===============

                                                                GVITSmCapVal                          GVITSmCapVal2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (5,960)            (1,255)           (95,255)           (36,109)
  Realized gain (loss) on investments ............            32,166                777            637,190            117,185
  Change in unrealized gain (loss)
    on investments ...............................             4,579             53,931            (81,481)         1,222,044
  Reinvested capital gains .......................            40,487                  -            575,647                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            71,272             53,453          1,036,101          1,303,120
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           289,833            176,988            742,885          1,641,026
  Transfers between funds ........................           (21,816)            29,289            756,245          2,508,050
  Redemptions (note 3) ...........................           (18,375)            (1,184)          (442,718)          (114,511)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (910)                 -            (15,106)            (2,525)
  Adjustments to maintain reserves ...............                87                 26              3,749                825
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           248,819            205,119          1,045,055          4,032,865
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           320,091            258,572          2,081,156          5,335,985
Contract owners' equity beginning
  of period ......................................           266,670              8,098          6,135,019            799,034
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           586,761            266,670          8,216,175          6,135,019
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            23,228              1,074            559,038            112,208
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            29,863             22,345            284,496            553,709
  Units redeemed .................................           (10,031)              (191)          (195,686)          (106,879)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            43,060             23,228            647,848            559,038
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITSmComp                            GVITSmComp2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (7,494)            (2,250)           (70,222)           (33,340)
  Realized gain (loss) on investments ............            11,156              1,064            591,882             43,202
  Change in unrealized gain (loss)
    on investments ...............................            17,560             79,611           (388,027)           944,449
  Reinvested capital gains .......................            89,551                  -            798,312                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           110,773             78,425            931,945            954,311
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           241,922            329,753            705,208          2,011,715
  Transfers between funds ........................            (4,554)             8,572          1,186,245            453,475
  Redemptions (note 3) ...........................            (2,506)            (3,287)          (549,620)          (202,757)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................               (96)              (158)           (15,895)            (6,524)
  Adjustments to maintain reserves ...............               202                 15              1,283                (30)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           234,968            334,895          1,327,221          2,255,879
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           345,741            413,320          2,259,166          3,210,190
Contract owners' equity beginning
  of period ......................................           451,750             38,430          4,351,383          1,141,193
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       797,491            451,750          6,610,549          4,351,383
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            39,888              4,671            371,625            135,334
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            23,242             35,863            311,273            361,560
  Units redeemed .................................            (2,721)              (646)          (201,788)          (125,269)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            60,409             39,888            481,110            371,625
                                                     ===============    ===============    ===============    ===============

                                                                 JanRMgCore                            MFSInvGrStS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................             1,666               (390)           (69,848)           (36,761)
  Realized gain (loss) on investments ............            18,064              4,212             97,683             (7,084)
  Change in unrealized gain (loss)
    on investments ...............................             4,146              9,094            363,570            585,360
  Reinvested capital gains .......................            30,534                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            54,410             12,916            391,405            541,515
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           127,245            133,166          1,059,381          2,458,511
  Transfers between funds ........................           207,616              6,090            215,349            460,076
  Redemptions (note 3) ...........................           (14,933)            (1,605)          (373,082)          (105,000)
  Annuity benefits ...............................                 -                  -               (272)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................               (70)                 -             (7,726)            (2,006)
  Adjustments to maintain reserves ...............                67                  3                474               (314)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           319,925            137,654            894,124          2,811,267
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           374,335            150,570          1,285,529          3,352,782
Contract owners' equity beginning
  of period ......................................           150,570                  -          4,379,571          1,026,789
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           524,905            150,570          5,665,100          4,379,571
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            12,354                  -            483,758            137,254
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            36,910             22,544            193,624            376,248
  Units redeemed .................................           (12,069)           (10,190)           (95,562)           (29,744)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            37,195             12,354            581,820            483,758
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                MFSMidCapGrS                           MFSNewDiscS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (103,198)           (54,474)           (60,219)           (40,382)
  Realized gain (loss) on investments ............           267,235            508,144            287,989            (14,789)
  Change in unrealized gain (loss)
    on investments ...............................           731,083            741,240            (31,075)           978,875
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           895,120          1,194,910            196,695            923,704
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,185,318          3,480,591            390,699          1,913,427
  Transfers between funds ........................           222,115            392,773           (589,080)           796,002
  Redemptions (note 3) ...........................          (397,021)          (184,804)          (244,967)           (99,240)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (10,246)            (4,517)            (5,605)            (2,367)
  Adjustments to maintain reserves ...............             1,527               (379)               387               (239)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         1,001,693          3,683,664           (448,566)         2,607,583
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,896,813          4,878,574           (251,871)         3,531,287
Contract owners' equity beginning
  of period ......................................         6,682,965          1,804,391          4,906,118          1,374,831
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     8,579,778          6,682,965          4,654,247          4,906,118
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           782,319            284,611            516,432            190,543
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           266,977            971,888            109,330            383,045
  Units redeemed .................................          (158,465)          (474,180)          (158,445)           (57,156)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           890,831            782,319            467,317            516,432
                                                     ===============    ===============    ===============    ===============

                                                                   MFSValS                             NBAMSocRes
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (59,702)           (43,012)               (32)                 -
  Realized gain (loss) on investments ............           270,495            (23,519)                 4                  -
  Change in unrealized gain (loss)
    on investments ...............................           559,763          1,015,609                460                  -
  Reinvested capital gains .......................            97,683                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           868,239            949,078                432                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,147,887          2,934,628              2,800                  -
  Transfers between funds ........................            97,635            319,611            129,223                  -
  Redemptions (note 3) ...........................          (461,260)          (122,850)                 -                  -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (13,254)            (2,743)                 -                  -
  Adjustments to maintain reserves ...............             1,508               (384)                 2                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           772,516          3,128,262            132,025                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,640,755          4,077,340            132,457                  -
Contract owners' equity beginning
  of period ......................................         5,972,049          1,894,709                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         7,612,804          5,972,049            132,457                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           567,227            221,613                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           195,613          1,112,185             10,971                  -
  Units redeemed .................................          (123,987)          (766,571)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           638,853            567,227             10,971                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  OppCapApS                             OppGlSec3
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (190,872)          (102,568)              (987)                 -
  Realized gain (loss) on investments ............           510,033            131,602              1,493                  -
  Change in unrealized gain (loss)
    on investments ...............................           562,587          2,518,821             25,865                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           881,748          2,547,855             26,371                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,864,892          7,439,391            108,439                  -
  Transfers between funds ........................          (606,934)         1,418,883             52,758                  -
  Redemptions (note 3) ...........................          (818,339)          (404,777)           (15,639)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (24,797)           (12,241)                 -                  -
  Adjustments to maintain reserves ...............             3,846                 68                (10)                 -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,418,668          8,441,324            145,548                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,300,416         10,989,179            171,919                  -
Contract owners' equity beginning
  of period ......................................        14,953,724          3,964,545                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    18,254,140         14,953,724            171,919                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,504,622            514,036                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           639,618          1,360,535             15,910                  -
  Units redeemed .................................          (397,774)          (369,949)            (1,626)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,746,466          1,504,622             14,284                  -
                                                     ===============    ===============    ===============    ===============

                                                                  OppGlSec4                             OppGlSec
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (23,352)                 -                596             (1,578)
  Realized gain (loss) on investments ............               (88)                 -             42,256                718
  Change in unrealized gain (loss)
    on investments ...............................           646,511                  -             53,329             97,047
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           623,071                  -             96,181             96,187
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           809,620                  -            306,455            270,808
  Transfers between funds ........................         3,745,151                  -            (37,316)            13,255
  Redemptions (note 3) ...........................          (127,366)                 -            (56,821)            (1,730)
  Annuity benefits ...............................              (201)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (2,595)                 -             (2,392)               (40)
  Adjustments to maintain reserves ...............              (321)                 -                 72                  2
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,424,288                  -            209,998            282,295
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         5,047,359                  -            306,179            378,482
Contract owners' equity beginning
  of period ......................................                 -                  -            423,082             44,600
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         5,047,359                  -            729,261            423,082
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             38,245              5,633
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           494,129                  -             30,015             33,126
  Units redeemed .................................           (57,767)                 -            (12,540)              (514)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           436,362                  -             55,720             38,245
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  OppGlSecS                            OppHighInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $          (183)           (58,806)            76,211             18,094
  Realized gain (loss) on investments ............           966,599          1,650,690             15,959             22,556
  Change in unrealized gain (loss)
    on investments ...............................           478,464          2,080,536             43,310            104,810
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,444,880          3,672,420            135,480            145,460
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           871,831          4,212,725            488,998            985,741
  Transfers between funds ........................        (2,924,605)          (114,126)            50,534               (826)
  Redemptions (note 3) ...........................          (519,804)          (284,816)           (56,490)            (9,389)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (14,361)            (6,269)            (1,229)                 -
  Adjustments to maintain reserves ...............             3,738             (2,070)                69                 (8)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (2,583,201)         3,805,444            481,882            975,518
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (1,138,321)         7,477,864            617,362          1,120,978
Contract owners' equity beginning
  of period ......................................        11,125,344          3,647,480          1,332,616            211,638
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,987,023         11,125,344          1,949,978          1,332,616
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,001,034            462,585            112,870             21,980
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           205,976          7,550,939             52,424            100,276
  Units redeemed .................................          (442,129)        (7,012,490)           (12,034)            (9,386)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           764,881          1,001,034            153,260            112,870
                                                     ===============    ===============    ===============    ===============

                                                                 OppMSFundS                            OppMSSmCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (103,838)           (63,860)            (7,328)            (2,575)
  Realized gain (loss) on investments ............            81,969            (35,637)            19,947                459
  Change in unrealized gain (loss)
    on investments ...............................         1,263,434          2,336,203            106,621            102,148
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,241,565          2,236,706            119,240            100,032
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,896,026          7,945,847            292,546            307,567
  Transfers between funds ........................           259,380            906,698            (20,087)             5,023
  Redemptions (note 3) ...........................          (813,665)          (325,189)           (31,857)            (3,933)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,971)            (4,083)              (982)              (123)
  Adjustments to maintain reserves ...............             3,461               (243)                56                 17
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,326,231          8,523,030            239,676            308,551
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,567,796         10,759,736            358,916            408,583
Contract owners' equity beginning
  of period ......................................        14,373,700          3,613,964            474,752             66,169
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        17,941,496         14,373,700            833,668            474,752
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,412,782            443,060             39,780              7,916
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           426,111          1,063,949             25,721             32,788
  Units redeemed .................................          (202,199)           (94,227)            (6,375)              (924)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,636,694          1,412,782             59,126             39,780
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 OppStratBdS                            PVTGroInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       576,632            245,012              1,500             (2,210)
  Realized gain (loss) on investments ............           297,448             80,046             11,201              3,022
  Change in unrealized gain (loss)
    on investments ...............................           270,112          1,061,891             57,771             54,600
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,144,192          1,386,949             70,472             55,412
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,312,377          9,043,176             97,284            372,576
  Transfers between funds ........................           563,182          1,223,590            145,930            115,266
  Redemptions (note 3) ...........................        (1,604,300)          (691,899)           (28,875)            (5,648)
  Annuity benefits ...............................              (224)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (37,767)           (19,512)              (681)               (94)
  Adjustments to maintain reserves ...............             3,048              1,617                 (9)                (8)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,236,316          9,556,972            213,649            482,092
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,380,508         10,943,921            284,121            537,504
Contract owners' equity beginning
  of period ......................................        15,070,705          4,126,784            537,504                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    18,451,213         15,070,705            821,625            537,504
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,241,682            393,065             43,738                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           612,779          1,101,537             24,374             47,547
  Units redeemed .................................          (434,834)          (252,920)            (7,049)            (3,809)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,419,627          1,241,682             61,063             43,738
                                                     ===============    ===============    ===============    ===============


                                                                  PVTIntEq                             PVTSmCapVal
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................             2,865             (1,018)            (2,863)            (1,717)
  Realized gain (loss) on investments ............            50,352              5,294              9,548                564
  Change in unrealized gain (loss)
    on investments ...............................             7,882             62,910             80,640             99,085
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            61,099             67,186             87,325             97,932
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            57,280            144,847             28,767            138,774
  Transfers between funds ........................            95,102             44,465             65,165            (10,762)
  Redemptions (note 3) ...........................           (18,161)            (9,432)           (23,876)            (1,184)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (887)              (284)            (1,203)               (53)
  Adjustments to maintain reserves ...............                45                 (8)                 -                  8
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           133,379            179,588             68,853            126,783
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           194,478            246,774            156,178            224,715
Contract owners' equity beginning
  of period ......................................           331,951             85,177            322,508             97,793
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           526,429            331,951            478,686            322,508
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            32,137             10,482             28,092             12,608
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            34,741             25,040              8,420             16,806
  Units redeemed .................................           (22,480)            (3,385)            (3,084)            (1,322)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            44,398             32,137             33,428             28,092
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  PVTVoyII                             STICVTCapAp
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (8,709)            (3,166)            (3,020)              (422)
  Realized gain (loss) on investments ............            10,406              3,474              3,994                625
  Change in unrealized gain (loss)
    on investments ...............................            34,810             71,414             11,308              7,057
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            36,507             71,722             12,282              7,260
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           194,063            507,721            165,841            150,841
  Transfers between funds ........................            58,437             78,447            (22,891)            (4,424)
  Redemptions (note 3) ...........................           (35,134)           (40,239)            (8,910)            (4,825)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (561)            (2,647)                 -                  -
  Adjustments to maintain reserves ...............                70                (28)               (18)              (176)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           216,875            543,254            134,022            141,416
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           253,382            614,976            146,304            148,676
Contract owners' equity beginning
  of period ......................................           735,625            120,649            148,676                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       989,007            735,625            294,980            148,676
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            72,604             14,682             12,594                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            28,683             64,599             35,932             16,751
  Units redeemed .................................            (7,129)            (6,677)           (24,794)            (4,157)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            94,158             72,604             23,732             12,594
                                                     ===============    ===============    ===============    ===============

                                                                 STICVTGrInc                            STICVTInt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................              (456)                40                221                 (1)
  Realized gain (loss) on investments ............            13,919                 17                147                  -
  Change in unrealized gain (loss)
    on investments ...............................            (1,031)             7,079              3,704                112
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            12,432              7,136              4,072                111
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            30,044             69,987             19,259              1,000
  Transfers between funds ........................           (50,896)                 -                (71)                 -
  Redemptions (note 3) ...........................            (1,484)               (89)              (589)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                 3                (13)               (18)                 6
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (22,333)            69,885             18,581              1,006
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            (9,901)            77,021             22,653              1,117
Contract owners' equity beginning
  of period ......................................            77,021                  -              1,117                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............            67,120             77,021             23,770              1,117
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................             5,829                  -                 78                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             2,232              5,836              1,373                 78
  Units redeemed .................................            (3,547)                (7)               (42)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             4,514              5,829              1,409                 78
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                STICVTIntGrBd                         STICVTMidCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $            81                  -             (1,037)                93
  Realized gain (loss) on investments ............                (1)                 -              4,367                753
  Change in unrealized gain (loss)
    on investments ...............................                87                  -             19,515              4,934
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................               167                  -             22,845              5,780
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             6,587                  -             86,696             98,931
  Transfers between funds ........................                 -                  -            (13,513)            (5,360)
  Redemptions (note 3) ...........................                 -                  -            (14,159)            (1,265)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -               (384)               (12)
  Adjustments to maintain reserves ...............                (5)                 -                 (6)                93
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................             6,582                  -             58,634             92,387
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............             6,749                  -             81,479             98,167
Contract owners' equity beginning
  of period ......................................                 -                  -             98,167                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $         6,749                  -            179,646             98,167
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -              7,474                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................               630                  -             16,253              9,457
  Units redeemed .................................                 -                  -            (11,852)            (1,983)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................               630                  -             11,875              7,474
                                                     ===============    ===============    ===============    ===============

                                                               STICVTSmCapVal                         STICVTValInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................              (383)                (7)               419                291
  Realized gain (loss) on investments ............               204                  1              6,380                734
  Change in unrealized gain (loss)
    on investments ...............................            10,131                286             25,812             10,466
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             9,952                280             32,611             11,491
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            19,979             22,127            147,083            140,554
  Transfers between funds ........................            49,431                  -            (23,112)            (6,711)
  Redemptions (note 3) ...........................                 -                  -            (11,105)              (763)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                27                  3                (55)              (184)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            69,437             22,130            112,811            132,896
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            79,389             22,410            145,422            144,387
Contract owners' equity beginning
  of period ......................................            22,410                  -            144,387                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           101,799             22,410            289,809            144,387
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................             1,520                  -             10,956                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             4,103              1,520             23,727             13,519
  Units redeemed .................................               (18)                 -            (15,336)            (2,563)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             5,605              1,520             19,347             10,956
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   VKCom2                                VKEmGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (101,680)           (63,430)           (83,010)           (55,233)
  Realized gain (loss) on investments ............           512,413            (68,197)           182,292            (42,991)
  Change in unrealized gain (loss)
    on investments ...............................         2,294,029          2,671,557            209,123          1,001,099
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,704,762          2,539,930            308,405            902,875
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,393,925          6,701,001            829,811          3,229,965
  Transfers between funds ........................         1,796,952            793,220           (582,702)           289,229
  Redemptions (note 3) ...........................          (980,153)          (464,009)          (369,381)          (226,004)
  Annuity benefits ...............................              (145)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (26,604)           (16,838)           (12,457)            (5,802)
  Adjustments to maintain reserves ...............             3,313                (60)               280               (328)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,187,288          7,013,314           (134,449)         3,287,060
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         6,892,050          9,553,244            173,956          4,189,935
Contract owners' equity beginning
  of period ......................................        14,017,694          4,464,450          6,015,661          1,825,726
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    20,909,744         14,017,694          6,189,617          6,015,661
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,350,669            555,025            688,105            261,630
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           721,701          1,049,962            154,573            535,578
  Units redeemed .................................          (335,189)          (254,318)          (170,037)          (109,103)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,737,181          1,350,669            672,641            688,105
                                                     ===============    ===============    ===============    ===============

                                                                 VKCorPlus2                           VKUSRealEst2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            25,233               (421)             5,990             (2,459)
  Realized gain (loss) on investments ............               808               (147)           114,311              6,627
  Change in unrealized gain (loss)
    on investments ...............................            (1,139)             2,156            551,244             55,309
  Reinvested capital gains .......................             2,104                 39             38,448                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            27,006              1,627            709,993             59,477
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           337,283            137,326            719,722            332,707
  Transfers between funds ........................           642,664             65,474          1,830,161            458,845
  Redemptions (note 3) ...........................           (51,807)            (2,548)          (228,180)            (4,917)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (1,512)                 -             (7,761)               (21)
  Adjustments to maintain reserves ...............               (30)                (4)             1,062                 53
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           926,598            200,248          2,315,004            786,667
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           953,604            201,875          3,024,997            846,144
Contract owners' equity beginning
  of period ......................................           201,875                  -            846,144                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         1,155,479            201,875          3,871,141            846,144
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            19,930                  -             64,808                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            98,795             21,556            259,690             79,693
  Units redeemed .................................            (7,854)            (1,626)          (104,897)           (14,885)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           110,871             19,930            219,601             64,808
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 VISLgCapGr2                          VISLgCapVal2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (10,691)            (9,961)              (197)            (1,955)
  Realized gain (loss) on investments ............            44,192                 90             41,766              6,689
  Change in unrealized gain (loss)
    on investments ...............................            47,729            172,128            166,256            315,345
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            81,230            162,257            207,825            320,079
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           996,630          1,037,626          1,118,827            910,294
  Transfers between funds ........................           (12,193)            13,142            (31,170)            (8,345)
  Redemptions (note 3) ...........................          (150,137)           (33,520)          (129,256)           (17,489)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (3,965)            (1,307)            (2,055)              (474)
  Adjustments to maintain reserves ...............               159                (73)               495                (12)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           830,494          1,015,868            956,841            883,974
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           911,724          1,178,125          1,164,666          1,204,053
Contract owners' equity beginning
  of period ......................................         1,647,299            469,174          1,724,915            520,862
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     2,559,023          1,647,299          2,889,581          1,724,915
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           171,147             56,581            164,487             65,516
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           105,511            119,641            106,967            102,172
  Units redeemed .................................           (20,969)            (5,075)           (17,117)            (3,201)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           255,689            171,147            254,337            164,487
                                                     ===============    ===============    ===============    ===============

                                                                  VISModGr2
                                                     ----------------------------------
Investment activity:                                      2004               2003
                                                     ---------------    ---------------
  Net investment income (loss) ...................            51,421            (19,138)
  Realized gain (loss) on investments ............           199,722            (12,267)
  Change in unrealized gain (loss)
    on investments ...............................           961,815          2,285,693
  Reinvested capital gains .......................           178,086            110,345
                                                     ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,391,044          2,364,633
                                                     ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        10,342,017         14,461,560
  Transfers between funds ........................          (216,230)           555,122
  Redemptions (note 3) ...........................        (2,132,062)          (713,305)
  Annuity benefits ...............................                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (67,321)           (14,101)
  Adjustments to maintain reserves ...............             2,928             11,629
                                                     ---------------    ---------------
      Net equity transactions ....................         7,929,332         14,300,905
                                                     ---------------    ---------------
Net change in contract owners' equity ............         9,320,376         16,665,538
Contract owners' equity beginning
  of period ......................................        23,287,184          6,621,646
                                                     ---------------    ---------------
Contract owners' equity end of period ............        32,607,560         23,287,184
                                                     ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,168,937            715,334
                                                     ---------------    ---------------
  Units purchased ................................         1,004,580          1,564,925
  Units redeemed .................................          (273,350)          (111,322)
                                                     ---------------    ---------------
  Ending units ...................................         2,900,167          2,168,937
                                                     ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
                      (formerly AIM VIP - International Equity Fund - Series II Shares)
                    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the Alliance Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AlSmCapValB)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)*
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)*
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - International Equity Fund II (FedIntEq) Federated IS - Mid Cap Growth Strategies Fund II (FedMidCapGr)
                      (formerly Federated IS - Growth Strategies Fund II)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
                    Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
                    Fidelity/(R)/ VIP - Value Portfolio - Service Class (FidVIPVal)
                    Fidelity/(R)/ VIP - Value Portfolio - Service Class 2 (FidVIPVal2)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class (FidVIPAMGr)
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class (FidVIPAMGrS)
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund III (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
                    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
                    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
                    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
                    Gartmore GVIT Emerging Markets Fund - Class II
                    (GVITEmMrkts2)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Portfolio of the Janus Aspen Series (Janus AS);
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               Portfolios of the MFS/(R)/ Variable Insurance Trust/SM/ (MFS/(R)/
               VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Portfolios of the Oppenheimer Variable Annuity;
                    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
                    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3) Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
                    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
                      (formerly Oppenheimer Main Street Growth & Income
                      Fund/VA - Service Class)
                    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Initial Class (OppMSSmCap)
                    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)
                      (formerly Putnam VT International Growth Fund - IB Shares)
                    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
                    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)

               Portfolios of the STI Classic Variable Trust;
                    STI Classic Variable Trust - Capital Appreciation Fund (STICVTCapAp)
                    STI Classic Variable Trust - Growth & Income (STICVTGrInc) STI Classic Variable Trust - International Equity Fund (STICVTInt)
                    STI Classic Variable Trust - Investment Grade Bond Fund (STICVTIntGrBd)
                    STI Classic Variable Trust - Mid Cap Equity Fund (STICVTMidCap)
                    STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
                    STI Classic Variable Trust - Value Income Stock Fund (STICVTValInc)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of The Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kempen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)

               Portfolios of the VISION Group of Funds;
                    VISION Group of Funds - Large Cap Growth Fund II
                    (VISLgCapGr2)
                    VISION Group of Funds - Large Cap Value Fund II
                    (VISLgCapVal2)
                    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)

               *At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d) Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                Nationwide     Nationwide     All American
                  Nationwide Variable Account-7 Options                           Classic        Select         Annuity
----------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .......................................       1.30%         1.40%            0.95%
----------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ............................................          -             -             0.25%
    Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
----------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ......................................................          -             -             0.15%
----------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge and Disability .................          -             -             0.10%
    In addition to standard 10% CDSC-free withdrawal privilege.
  10 Year and Disability Waiver for Tax Sheltered Annuities ................          -             -             0.05%
    CDSC waived if (i) contract owner has owned contract for 10 years and
    (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
  Hardship Waiver for Tax Sheltered Annuities ..............................          -             -             0.15%
    CDSC waived if contract owner experiences hardship (defined under IRC
    Section 401(k)).
----------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
  One-Year Enhanced ........................................................          -             -             0.15%/(3)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
  Greater of One-Year or 5% Enhanced .......................................          -             -             0.20%/(3)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
  One-Year Step Up .........................................................          -          0.05%/(2)/       0.05%/(4)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
  5% Enhanced ..............................................................          -          0.10%/(2)/       0.10%/(4)/
    If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5%
    simple interest from purchase to most recent contract anniversary prior to annuitants 86th birthday less surrenders.
----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to
    May 1, 2003).
  Option 1 .................................................................          -             -             0.45%
  Option 2 .................................................................          -             -             0.30%
----------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ....................................................          -             -             0.45%
    Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.
----------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option ...............................................          -             -             0.40%
    Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
----------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option ...........................................          -             -             0.50%
    Provides a return of principle over the elected program period.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: .....................................       1.30%         1.55%            3.65%
----------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

/(2)/ For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

/(3)/ For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

/(4)/ For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total    AIMBValue2     AIMCapAp2     AIMCapDev    AIMCapDev2     AIMIntGr2    AIMMidCore      AIMPreEq
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $  3,307,138        32,827         3,129           133            95         5,652         2,058         2,050
1.00% ..........     1,888,214        11,487           512             -            17           721             -             -
1.05% ..........       401,116         1,354            52             -             -            48             -             -
1.10% ..........     1,597,482        11,747         5,791         1,589             -         1,794         4,509         2,131
1.15% ..........       660,818         6,402         2,839             -           130         1,187            26             -
1.20% ..........       226,817         2,407           393             -             -           152            79           218
1.25% ..........       253,761         5,263         1,715             -             -           225             -             -
1.30% ..........     1,168,498         6,071         1,158             -             -           624             -             -
1.35% ..........        60,165           514            34             -             -           121            92            54
1.40% ..........     9,171,835        52,070         6,720           140             -         3,724           156             -
1.45% ..........     1,035,223         3,788           788             -             -           316             -             -
1.50% ..........       242,513         2,432           101             -             -             -             -             -
1.55% ..........     1,559,743        17,893         5,872             -           159         2,244           204           572
1.60% ..........       829,644        17,736         2,019             -           717           917             -             -
1.65% ..........       260,200         2,168           597             -             -           136             -             -
1.70% ..........       201,158         8,909         1,590             -             -            78             -             -
1.75% ..........       231,561         3,047         1,086             -             -           185           116            56
1.80% ..........       124,115           849           129             -            75           136             -             -
1.85% ..........       162,831         5,817         3,129             -           339         1,101             -             -
1.90% ..........        46,071         1,590           677             -             -             -             -             -
1.95% ..........        21,133           319             -             -             -             -             -             -
2.00% ..........       141,807           441         2,185             -             -             -             -             -
2.05% ..........        85,376         1,503           381             -             -             -             -             -
2.10% ..........        23,281           245           126             -             -             7             -             -
2.15% ..........        45,352         1,549            92             -             -             -             -             -
2.20% ..........        15,531            42           259             -             -             -             -             -
2.25% ..........        36,838           544           214             -             -             1             -             -
2.30% ..........        11,877            92             -             -             -            18             -             -
2.35% ..........        20,310         2,838           734             -             -             -             -             -
2.40% ..........         2,693           389             -             -             -             -             -             -
2.45% ..........           813            41             -             -             -             -             -             -
2.55% ..........           308             1             -             -             -             -             -             -
2.60% ..........           562           157            79             -             -             -             -             -
2.70% ..........           163            28             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $ 23,834,947       202,560        42,401         1,862         1,532        19,387         7,240         5,081
                  ============  ============  ============  ============  ============  ============  ============  ============

                     AIMPreEq2      AlGrIncB    AlIntlValB     AlPremGrB   AISmCapValB   DrySmCapIxS      DrySRGro      DryStkIx
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      3,064        17,034        17,211         7,248        23,307         2,227         1,233         5,992
1.00% ..........           224         3,811         3,658           658         9,245             -             -             -
1.05% ..........             -           481           900           491         1,319             -             -             3
1.10% ..........         3,931        14,336         5,739         2,724        12,937         4,768         1,979         8,182
1.15% ..........           528         8,010         4,718         1,713         9,957            29             -            53
1.20% ..........            96         2,109           969           191         1,734           222             -           339
1.25% ..........           121         2,398           503           154         3,096           397            22           381
1.30% ..........           299         4,095         1,532           703         1,940             -             -             -
1.35% ..........            64           109            67            16           579           226             -           487
1.40% ..........         8,145        21,089        17,339         9,211        35,004           241           241           491
1.45% ..........           297         3,853           720           644         1,670             -             -             -
1.50% ..........           272           285           685           195           703           192           233           134
1.55% ..........         4,139        16,436         6,926         4,122        22,197           366           882         3,490
1.60% ..........         1,751         5,226         5,852         4,141         6,004             -             -            17
1.65% ..........           110         3,208           473           155           969            39             -             -
1.70% ..........           331         1,461         2,077           115         5,605             -             -             -
1.75% ..........           271         4,600         2,894         1,012         3,909           106             -             -
1.80% ..........           212           767         1,335            23         2,451             -             -             -
1.85% ..........         1,377         2,115         1,920         1,455         3,593             -             -             -
1.90% ..........           225         2,044             -         1,454            64             -             -             -
1.95% ..........             -           377            18            14           396             -             -             -
2.00% ..........            20            47         3,511             -         2,102             -             -             -
2.05% ..........           229           272           238            77            32             -             -             -
2.10% ..........           247           187            14           119           184             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            AIMPreEq2      AlGrIncB    AlIntlValB     AlPremGrB   AISmCapValB   DrySmCapIxS      DrySRGro      DryStkIx
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.15% ..........           520         2,292           957           322           806             -             -             -
2.20% ..........             -             -             -             -           832             -             -             -
2.25% ..........           186         2,192             -           791            49             -             -             -
2.30% ..........             -           277            20           490             -             -             -             -
2.35% ..........           104         1,510             -             -             -             -             -             -
2.40% ..........             -           261            78             6            76             -             -             -
2.45% ..........             -             -             9             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -            28             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     26,763       120,910        80,363        38,244       150,760         8,813         4,590        19,569
                  ============  ============  ============  ============  ============  ============  ============  ============

                     DryStklxS    FedAmLeadS     FedCapApS     FedHiIncS      FedIntEq   FedMidCapGr     FedQualBd    FedQualBdS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      9,111         4,371         5,364        19,586           401         1,387         6,802        25,463
1.00% ..........         2,411         1,380         1,327         4,743             -             -             -         5,146
1.05% ..........           274           323           352           370            58             -             -           178
1.10% ..........         4,974         4,484         2,787        18,356         1,169         3,535        19,006        26,725
1.15% ..........           578         3,218         3,013        14,196           224             -           721        12,216
1.20% ..........           863           147           316         1,489             -            43           305         2,452
1.25% ..........         2,446           327             -         1,617             -             -           499         3,941
1.30% ..........         2,701         2,319           400         2,777             -            31             -         5,556
1.35% ..........           279           428            70           225             -           129           314         1,094
1.40% ..........         2,127         1,821         3,688        45,923           120            34         1,655        41,626
1.45% ..........         2,595         1,284         1,469         6,384             -             -             -         6,080
1.50% ..........           787           194             -           939             -           678           488         1,307
1.55% ..........         6,179         3,000         8,323        23,129             -           550         6,174        49,932
1.60% ..........         5,452         1,901         1,155         9,627             -             -           121        11,264
1.65% ..........         2,288           917           231         1,647             -            56            56         1,996
1.70% ..........         1,472           499            68         3,368             -             -             -         3,523
1.75% ..........         1,235           127           886         3,152             -             -             -         1,709
1.80% ..........           239           627            54         1,729             -             -             -         2,197
1.85% ..........           388           387         1,092         5,063             -             -             -         5,357
1.90% ..........           305         1,400         1,344            68             -             -             -            83
1.95% ..........             -             -             -             -             -             -             -           184
2.00% ..........             -           129             -         1,908             -             -             -         1,519
2.05% ..........            75           686             -             -             -             -             -           228
2.10% ..........           302            23             -            18             -             -             -           335
2.15% ..........            96            18             -             -             -             -             -           336
2.20% ..........             -             -             -            38             -             -             -            29
2.25% ..........         1,766           659         1,304             -             -             -             -             -
2.30% ..........             -             -           449             -             -             -             -             -
2.35% ..........           112             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -            27             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $     49,055        30,696        33,692       166,352         1,972         6,443        36,141       210,476
                  ============  ============  ============  ============  ============  ============  ============  ============

                      FidVIPEI     FidVIPEIS     FidVIPEI2      FidVIPGr     FidVIPGrS     FidVIPGr2      FidVIPHI     FidVIPHIS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -       166,357        92,924             -       210,902        80,356             -       111,765
1.00% ..........             -       141,536        16,346             -       199,772        27,044             -        88,476
1.05% ..........             -        33,260         2,941             -        39,594         2,689             -        17,187
1.10% ..........             -        17,807        65,056             -         3,875        47,906             -         1,051
1.15% ..........             -           944        32,847             -         2,128        14,850             -           469
1.20% ..........             -           495         6,613             -         1,199         6,686             -           433
1.25% ..........             -           197        16,619             -           829         5,970             -            86
1.30% ..........        60,740           202         8,517        73,392           173         3,264        40,279            48
1.35% ..........             -           437         1,909             -            60         2,189             -             -
1.40% ..........       580,362         3,138       122,310       602,171         3,895        89,324       513,287         2,893
1.45% ..........        27,682         5,424        49,884        32,799        11,987        59,087        18,138         3,955
1.50% ..........        13,799           897         9,820        11,244           824         6,255         6,763         1,224
1.55% ..........             -         6,027        93,894             -           268        58,220             -             -
1.60% ..........             -            17        29,291             -           264        22,571             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             FidVIPEI     FidVIPEIS     FidVIPEI2      FidVIPGr     FidVIPGrS     FidVIPGr2      FidVIPHI     FidVIPHIS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.65% ..........             -            34         7,596             -           304         6,732             -             -
1.70% ..........             -             -        13,584             -           214        11,994             -             -
1.75% ..........             -           218        13,180             -             -         3,162             -             -
1.80% ..........             -             -         3,835             -             -         1,663             -             -
1.85% ..........             -             -         4,334             -             -         2,438             -             -
1.90% ..........             -             -         1,017             -             -         1,176             -             -
1.95% ..........             -             -         1,281             -             -            86             -             -
2.00% ..........             -             -        17,855             -             -         2,052             -             -
2.05% ..........             -             -         6,287             -             -         5,086             -             -
2.10% ..........             -             -            62             -             -             -             -             -
2.15% ..........             -             -         1,158             -             -           243             -             -
2.20% ..........             -             -           249             -             -             -             -             -
2.25% ..........             -             -           639             -             -         1,354             -             -
2.30% ..........             -             -            37             -             -            35             -             -
2.35% ..........             -             -           878             -             -            84             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -            40             -             -            40             -             -
2.55% ..........             -             -            77             -             -             -             -             -
2.60% ..........             -             -            11             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $    682,583       376,990       621,091       719,606       476,288       462,556       578,467       227,587
                  ============  ============  ============  ============  ============  ============  ============  ============

                     FidVIPHI2    FidVIPMMkt      FidVIPOv     FidVIPOvS    FidVIPOvS2   FidVIPOvS2R    FidVIPOvSR     FidVIPVal
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     31,335        63,288             -        59,311        21,969         3,886         2,331         3,416
1.00% ..........        13,214        61,565             -        47,131         9,428           524         1,255         3,743
1.05% ..........         1,375        13,990             -         9,784           393             -           474            70
1.10% ..........        24,855         7,889             -         1,183         9,993           727           322             -
1.15% ..........        12,564         1,589             -           429         2,742           396             -             -
1.20% ..........         2,533         4,543             -           378         1,796           123             3             -
1.25% ..........         3,487           694             -           334           779           126             -             -
1.30% ..........         3,484        29,281        46,625            28         1,027            16            19             -
1.35% ..........         1,597             -             -             -           189            46             4             -
1.40% ..........        73,444       321,521       388,249         2,109        30,036         2,316           151             -
1.45% ..........        31,136        28,207        10,009         6,890        19,501         1,027           503             -
1.50% ..........         8,722         7,076         3,416           132         2,647             7             -             -
1.55% ..........        32,624        18,647             -           191        10,494           979             -             -
1.60% ..........        20,239         5,061             -           227         4,460           519             -             -
1.65% ..........         5,588           214             -             -         1,627            12             -             -
1.70% ..........         2,779         3,259             -           108           781           107             -             -
1.75% ..........         2,737         2,677             -             -         1,937            22             -             -
1.80% ..........         1,118            68             -             -           168           128             -             -
1.85% ..........         1,113           141             -             -            41             -             -             -
1.90% ..........            56             -             -             -           234             9             -             -
1.95% ..........           454           664             -             -           632             -             -             -
2.00% ..........         1,293             -             -             -           135             -             -             -
2.05% ..........             -             -             -             -             -             -             -             -
2.10% ..........            17             -             -             -            27            27             -             -
2.15% ..........             -             -             -             -           247             -             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........            88             -             -             -            73             -             -             -
2.30% ..........           329             -             -             -           163            20             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $    276,181       570,374       448,299       128,235       121,519        11,017         5,062         7,229
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPVal2    FidVIPAMGr   FidVIPAMGrS  FidVIPAMGrS2      FidVIPAM     FidVIPAMS     FidVIPAM2     FidVIPCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      2,138             -        20,848         5,249             -        38,696         8,461             -
1.00% ..........           425             -        19,210         1,004             -        25,630         6,235             -
1.05% ..........           225             -         3,092           243             -         8,210            54             -
1.10% ..........         1,598             -           325         2,441             -             -         4,894             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           FidVIPVal2    FidVIPAMGr   FidVIPAMGrS  FidVIPAMGrS2      FidVIPAM     FidVIPAMS     FidVIPAM2     FidVIPCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.15% ..........         1,587             -             -           220             -             -         2,380             -
1.20% ..........           124             -           385           351             -           242           814             -
1.25% ..........           313             -            12           553             -           379         2,021             -
1.30% ..........             -         5,387             -           236         8,865             -           218       107,229
1.35% ..........           108             -             -            49             -             -             -             -
1.40% ..........         5,577        78,082           554         7,896       119,445           193        12,178       800,637
1.45% ..........         1,098         2,449            24        13,996         5,522         2,793        10,453        25,420
1.50% ..........         2,186         1,280            58           812         2,378            68         2,418         8,192
1.55% ..........         4,467             -             -         8,024             -             -         5,665             -
1.60% ..........           292             -             -         3,130             -             -         3,042             -
1.65% ..........           197             -            78           247             -             -           169             -
1.70% ..........            87             -             -            86             -             -         4,353             -
1.75% ..........             1             -             -            73             -             -         1,440             -
1.80% ..........            26             -             -             -             -             -             -             -
1.85% ..........            25             -             -            64             -             -            65             -
1.90% ..........             -             -             -             -             -             -             -             -
1.95% ..........             8             -             -             -             -             -            35             -
2.00% ..........             -             -             -            65             -             -             -             -
2.05% ..........             -             -             -             -             -             -            41             -
2.10% ..........             -             -             -             -             -             -             -             -
2.15% ..........             -             -             -             -             -             -             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........             -             -             -             -             -             -             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     20,482        87,198        44,586        44,739       136,210        76,211        64,936       941,478
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPConS    FidVIPCon2    FidVIPI500    FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2     FidVIPBal    FidVIPBalS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $    209,925        79,490       213,422       153,906           951         5,166             -        84,253
1.00% ..........       188,411        30,414       157,474        99,655           771           367             -        72,294
1.05% ..........        40,554         3,726        34,067        34,255            42             -             -        15,857
1.10% ..........        13,140        45,449        25,272        28,557             -         2,800             -         1,353
1.15% ..........           951        21,365         4,212         8,007             -         2,548             -           732
1.20% ..........         1,356         9,028         7,594         2,423             -           500             -           167
1.25% ..........           265        12,972         2,205         3,017             -           278             -           199
1.30% ..........           176        11,652        68,679        43,995             -           817        76,117            59
1.35% ..........           180         2,401         1,503         1,342             -           153             -             -
1.40% ..........         4,160       106,514       526,866       467,318            70         9,942       647,197         1,610
1.45% ..........        12,578        58,319        66,973        50,056             -         1,738         5,475           960
1.50% ..........         1,139         9,861        14,563        17,139             -           135         2,217           351
1.55% ..........           895       122,788        36,263        28,141             -         7,154             -             -
1.60% ..........            95        33,266         3,804         5,242             -         4,409             -             -
1.65% ..........           288         6,882         2,921         1,584             -           410             -             -
1.70% ..........            60         9,338         2,865         6,855             -           918             -           119
1.75% ..........            84         9,824           140           435             -           252             -             -
1.80% ..........             -         8,872           305           432             -           329             -             -
1.85% ..........            47         5,065            23            97             -         1,081             -             -
1.90% ..........             -           501             -            15             -             -             -             -
1.95% ..........             -         1,650            55            80             -           408             -             -
2.00% ..........             -         9,102           128             -             -            51             -             -
2.05% ..........             -         2,902            41             -             -             -             -             -
2.10% ..........             -           891             -             -             -            48             -             -
2.15% ..........             -         1,820             -             -             -           437             -             -
2.20% ..........             -           951             -             -             -             -             -             -
2.25% ..........             -         3,138             -             -             -           823             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -         1,268             -             -             -            84             -             -
2.40% ..........             -            67             -             -             -             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           FidVIPConS    FidVIPCon2    FidVIPI500    FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2     FidVIPBal    FidVIPBalS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -            34             -             -             -             -             -             -
2.70% ..........             -            27             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    474,304       609,577     1,169,375       952,551         1,834        40,848       731,006       177,954
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPBal2  FidVIPDyCapS  FidVIPDyCap2    FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2    FidVIPGrOp   FidVIPGrOpS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     18,425         3,929         6,441             -       135,456        32,992             -       166,416
1.00% ..........        10,734           889         1,551             -       156,638        13,782             -       158,988
1.05% ..........         1,241           166           375             -        39,752         1,908             -        28,912
1.10% ..........         6,685             -         2,700             -         1,756        19,292             -         2,366
1.15% ..........         1,804             -         2,317             -           296         9,128             -         2,001
1.20% ..........           969             -           561             -           593         3,537             -           855
1.25% ..........         2,847             -           274             -           724         5,890             -           430
1.30% ..........            84             -            56        38,810            36         3,372       210,540           137
1.35% ..........         1,362             -            59             -             -           780             -             -
1.40% ..........        22,011            32        12,038       350,177         3,493        49,975     1,596,330         5,868
1.45% ..........        28,326           130         8,270        12,719         6,562        43,278        23,522         3,780
1.50% ..........         1,654             -           549         4,956           101         1,913        12,892           475
1.55% ..........        19,703             -         7,722             -             -        29,333             -           133
1.60% ..........         8,818             -         1,016             -             -         8,301             -             -
1.65% ..........         1,439             -           971             -             -         2,880             -            60
1.70% ..........           624             -         1,151             -           111         3,261             -           192
1.75% ..........           980             -         1,312             -             -         8,626             -             -
1.80% ..........           131             -           347             -             -         2,155             -             -
1.85% ..........             -             -           187             -             -           983             -             -
1.90% ..........           433             -           158             -             -         1,114             -             -
1.95% ..........           644             -             -             -             -           559             -             -
2.00% ..........           798             -             -             -             -           775             -             -
2.05% ..........             -             -            15             -             -         1,106             -             -
2.10% ..........             -             -           102             -             -            25             -             -
2.15% ..........             -             -           169             -             -           310             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........             -             -           923             -             -           433             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -             -           448             -             -           516             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -            40             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -            11             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    129,712         5,146        49,712       406,662       345,518       246,275     1,843,284       370,613
                  ============  ============  ============  ============  ============  ============  ============  ============

                   FidVIPGrOp2    FidVIPMCap   FidVIPMCapS   FidVIPMCap2    FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     16,297             -        92,914        92,448           609        13,771         5,166           825
1.00% ..........        11,656             -        89,196        35,790             -         9,257             -             -
1.05% ..........           646             -        16,453         1,641             -         1,503             -            30
1.10% ..........         5,915             -         2,181        54,609         2,838         6,758        11,707         3,215
1.15% ..........         1,328             -           152        21,084           213         5,975            10             -
1.20% ..........         1,829             -           433         6,733             -           491           300            67
1.25% ..........           549             -           747         7,475            29         1,604             -             -
1.30% ..........           127        47,993            98         4,225             -         2,906            47             -
1.35% ..........           234             -             -         2,228             -           162           359           121
1.40% ..........        17,902             -         1,904       132,476            60        18,494         1,231           223
1.45% ..........        21,407             -        14,057        81,354             -         2,689             -             -
1.50% ..........         1,133             -           849         6,828             -         2,355            85             -
1.55% ..........         4,874             -           647       128,624             -         9,056         2,430           247
1.60% ..........         4,085             -           456        24,945             -         7,866             -             -
1.65% ..........           721             -           116         6,509             -         1,559            18             -
1.70% ..........         1,410             -           284         7,063             -         1,297             -             -
1.75% ..........             3             -             -         5,855             -           854            97             -
1.80% ..........            59             -             -         3,992             -         1,014             -             -
1.85% ..........             -             -            19         3,878             -         2,079             -             -
1.90% ..........             -             -             -         3,238             -           578             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          FidVIPGrOp2    FidVIPMCap   FidVIPMCapS   FidVIPMCap2    FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.95% ..........           261             -             -           467             -            79             -             -
2.00% ..........             -             -             -         9,989             -           612             -             -
2.05% ..........             -             -             -         4,798             -         3,221             -             -
2.10% ..........             -             -             -           108             -            31             -             -
2.15% ..........             -             -             -         1,674             -           367             -             -
2.20% ..........             -             -             -           344             -           398             -             -
2.25% ..........           132             -             -         4,516             -         1,063             -             -
2.30% ..........             -             -             -           373             -            20             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -            44             -            30             -             -
2.45% ..........             -             -             -            22             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     90,568        47,993       220,506       653,330         3,749        96,089        21,450         4,728
                  ============  ============  ============  ============  ============  ============  ============  ============

                   GVITIntVal3  GVITDMidCapI  GVITDMidCap2  GVITEmMrkts2  GVITEmMrkts6     GVITGvtBd     GVITIDAgg     GVITIDCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -         1,426        13,336         4,562           106        66,266        20,883        52,963
1.00% ..........             -             -         3,715         1,508           167        14,443         1,666         4,587
1.05% ..........             -             -           540           431            12         4,412           191         3,401
1.10% ..........            98         3,891         8,938         2,389           160        49,256        30,603        82,178
1.15% ..........             -           332         4,104           608           320        20,365         9,167        34,127
1.20% ..........             -            53           958           153            21         5,086         2,279        21,322
1.25% ..........             -           419           308           166             -         8,262         1,282        12,362
1.30% ..........             -             -         4,784           312             2         5,468        11,870        24,873
1.35% ..........             -           123         1,115             1             1           826           877         5,208
1.40% ..........             -           658        23,839         6,390           341        71,944        35,301        61,315
1.45% ..........             -             -         2,403           330           253         6,412        22,807         4,701
1.50% ..........             -           231            79           394             3         3,244         1,252         5,596
1.55% ..........           531         1,183         9,158         5,396           295        45,677         8,885        50,026
1.60% ..........             -            17         6,859         1,092           153        22,004        24,515        32,237
1.65% ..........             -             -           385           189             -        16,372         9,194        30,645
1.70% ..........             -             -           866           118            58         2,617         7,922         4,157
1.75% ..........             -           158         1,998            12             -         6,645         3,971        26,696
1.80% ..........             -             -           452           130             2         4,029         7,071         7,010
1.85% ..........             -             -           472           737           111         7,752           953         9,672
1.90% ..........             -             -           276            28             1         4,748         3,610             -
1.95% ..........             -             -             -             -             -            45             -           505
2.00% ..........             -             -           161         1,442            52        18,322         2,481           552
2.05% ..........             -             -           898           243            11           772        10,963         2,965
2.10% ..........             -             -           187            51            27           131           112           146
2.15% ..........             -             -           241             -             -             -           376         1,276
2.20% ..........             -             -             -             -             -             -         1,123           323
2.25% ..........             -             -         1,540           107             -           991         3,375           513
2.30% ..........             -             -           514           303             -         1,475            70           756
2.35% ..........             -             -            16             -             -            58           384             -
2.40% ..........             -             -             -             -             -             -            89             -
2.45% ..........             -             -            21             -             -             -            81            36
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $        629         8,491        88,163        27,092         2,096       387,622       223,353       480,148
                  ============  ============  ============  ============  ============  ============  ============  ============

                     GVITIDMod  GVITIDModAgg  GVITIDModCon   GVITIntVal6     GVITMyMkt  GVITSmCapGr2  GVITSmCapVal GVITSmCapVal2
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $    169,402        90,937        63,349         1,060        47,989         8,921           340        15,548
1.00% ..........        20,345         7,003         6,442           337        18,430         5,219             -         7,710
1.05% ..........         4,377           676         2,563            58         8,564           206             -         3,732
1.10% ..........       238,925        64,293       106,890           152        26,862         5,285         4,369         5,235
1.15% ..........       135,686        32,849        66,662           216         6,228         1,500             -         2,235
1.20% ..........        67,851        12,982         7,539             -         3,474           454            44           853
1.25% ..........        40,867        32,159        21,415             -         2,636         1,627             -         1,178
1.30% ..........        79,746        15,474        37,385            53         2,084           397             -           835
1.35% ..........         7,311         5,715         4,130             5         1,237            94             -           289
1.40% ..........       297,331       151,852        84,504           787        64,713         8,231           597        14,718

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITIDMod  GVITIDModAgg  GVITIDModCon   GVITIntVal6     GVITMyMkt  GVITSmCapGr2  GVITSmCapVal GVITSmCapVal2
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.45% ..........        49,082        32,698        17,827            13        16,930           584             -         1,495
1.50% ..........         7,692         3,925         6,518             -         2,219         1,220             -           916
1.55% ..........       158,566        55,649        86,347           322        57,708         4,239           466         9,546
1.60% ..........       186,712        66,442        65,510           829        37,274         2,443             -         5,395
1.65% ..........        53,839        29,046        17,794             7         5,211           217            82           981
1.70% ..........        29,065        18,289         6,686             -         2,047           211             -           276
1.75% ..........        35,314        12,268        18,193             5         3,174           400            63         3,662
1.80% ..........        30,167         3,579         3,122            60         1,956           102             -           553
1.85% ..........        23,039         3,858         3,579             -         5,956         1,560             -         2,693
1.90% ..........         6,891         3,452         1,014             1            38            15             -            33
1.95% ..........         4,511         1,811           862             -            42            73             -            85
2.00% ..........        11,366         3,620         1,797             -         6,212           110             -        15,547
2.05% ..........        13,236         5,192         5,722             -           669             -             -             3
2.10% ..........           901        11,732             -             -         1,413            11             -             5
2.15% ..........         5,121        16,302         1,397             -             -           273             -           922
2.20% ..........           584         4,282         1,393             -             -             -             -           348
2.25% ..........         3,615           603           253             -            47            88             -           103
2.30% ..........         2,821         1,398            47             -             -           349             -           359
2.35% ..........         2,133           798            44             -             -             -             -             -
2.40% ..........           198           803             -             -             -             -             -             -
2.45% ..........            43            10           158             -            11            20             -             -
2.55% ..........           144             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $  1,686,881       689,697       639,142         3,905       323,124        43,849         5,961        95,255
                  ============  ============  ============  ============  ============  ============  ============  ============

                    GVITSmComp   GVITSmComp2    JanRMgCore   MFSInvGrStS  MFSMidCapGrS   MFSNewDiscS       MFSValS    NBAMSocRes
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      1,913        13,708           465         7,741        12,062         7,800         8,227            11
1.00% ..........             -         4,173           162         1,558         2,426           864         4,852             -
1.05% ..........             -         1,631             -         1,267           300           158           516             -
1.10% ..........         2,862         7,838            22         5,469         8,913         7,349         7,028             -
1.15% ..........             -         3,720             9         7,704         3,464         6,406         6,567             1
1.20% ..........             -           769           492           370           935           225           935             -
1.25% ..........             -           453             -         1,853         1,100           629         1,464             -
1.30% ..........             -           484           422         3,382         5,589         2,039         3,233             -
1.35% ..........            29           213            23           209           394           318           337             -
1.40% ..........           224        12,774           541         6,310        20,804        16,322        16,516             -
1.45% ..........             -         2,966           123         1,182         2,502           490           973            14
1.50% ..........            59             3            47           252           489           426           659             -
1.55% ..........         2,360         7,761           580         5,176        13,065         5,137        10,951             -
1.60% ..........             -         6,651           336         3,010         9,025         4,504         9,974             3
1.65% ..........             6           419           236         2,559         2,248           277         1,565             -
1.70% ..........             -           374            49         2,658         2,228         1,172         2,064             -
1.75% ..........            41           301            33         1,568         2,865         1,077         4,811             -
1.80% ..........             -         1,095            52         3,798         3,843            49           272             -
1.85% ..........             -           469            21         3,168         3,211           994         2,678             1
1.90% ..........             -             -             9           618           866             -           258             -
1.95% ..........             -           400             -           222           767             -           437             -
2.00% ..........             -         1,799             -            33         1,638         2,312           457             -
2.05% ..........             -         2,221           107           686           832         1,623           203             2
2.10% ..........             -             -            27           338           804             -           927             -
2.15% ..........             -             -           599         1,730           388             -           209             -
2.20% ..........             -             -             -           678           446             -           355             -
2.25% ..........             -             -           268           216         1,297             -            90             -
2.30% ..........             -             -            20           641           189             -             -             -
2.35% ..........             -             -             -         4,780           488             -             -             -
2.40% ..........             -             -             -           393             -             -             -             -
2.45% ..........             -             -             -            40            20            20             -             -
2.55% ..........             -             -             -             1             -             -             -             -
2.60% ..........             -             -             -           238             -             -             -             -
2.70% ..........             -             -             -             -             -            28             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $      7,494        70,222         4,643        69,848       103,198        60,219        86,558            32
                  ============  ============  ============  ============  ============  ============  ============  ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     OppCapApS     OppGlSec3     OppGlSec4      OppGlSec     OppGlSecS    OppHighInc    OppMSFundS    OppMSSmCap
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     26,923           126         2,830         2,966        16,797         3,317        29,060         2,594
1.00% ..........         2,202             -           848             -         9,524             -         3,950             -
1.05% ..........           135             -           128             -           795             -           222            59
1.10% ..........        26,924           531         1,569         3,148        15,122        13,471        24,121         3,455
1.15% ..........        13,727             -         3,275             -        11,705           700        14,153            20
1.20% ..........         2,531             1           138             9         1,038            27         4,059           140
1.25% ..........         3,747             -           734             -         4,718            35         3,928             -
1.30% ..........         7,405             -         1,362             -         2,197             -         6,118             -
1.35% ..........         1,085            50           188            11           300           195         1,205            16
1.40% ..........        42,099            60         3,783            86        30,937         1,052        43,991           541
1.45% ..........         4,840             -           708             -         1,856             -         5,489             -
1.50% ..........         2,849           112             7            69         1,334            55         2,179             -
1.55% ..........        28,993             -         1,998           785        15,042           202        33,777           422
1.60% ..........        15,890             -         2,206             -         9,336             -        14,118             -
1.65% ..........         3,825             -           379             -         1,486            35         2,890            81
1.70% ..........         2,001             -           151             -         2,031             -         6,338             -
1.75% ..........         4,501           107           388           106         1,811            42         3,639             -
1.80% ..........         4,345             -           186             -         2,164             -           878             -
1.85% ..........         3,981             -           760             -         5,303             -         6,851             -
1.90% ..........         1,648             -             -             -             5             -         2,644             -
1.95% ..........           946             -            22             -         1,212             -            17             -
2.00% ..........        16,142             -           727             -         1,874             -           267             -
2.05% ..........         4,242             -           430             -           934             -         1,576             -
2.10% ..........           483             -           398             -           951             -           443             -
2.15% ..........         1,382             -             -             -             -             -           334             -
2.20% ..........         1,089             -           124             -           426             -             -             -
2.25% ..........           626             -             1             -             -             -           649             -
2.30% ..........           454             -             -             -             -             -             -             -
2.35% ..........         2,836             -             -             -             -             -             -             -
2.40% ..........           259             -             -             -             -             -             -             -
2.45% ..........            39             -            12             -             9             -            41             -
2.55% ..........            85             -             -             -             -             -             -             -
2.60% ..........            32             -             -             -             -             -             -             -
2.70% ..........            25             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    228,291           987        23,352         7,180       138,907        19,131       212,937         7,328
                  ============  ============  ============  ============  ============  ============  ============  ============

                   OppStratBdS     PVTGroInc      PVTIntEq   PVTSmCapVal      PVTVoyII   STICVTCapAp   STICVTGrInc     STICVTInt
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     32,072           779           720           772         1,664           741           474             9
1.00% ..........         5,940           774           985             -           291             -             -             -
1.05% ..........         2,016             -             -             -             -             -             -             -
1.10% ..........        23,799           649         2,467         2,712         3,628             1             -           138
1.15% ..........        10,114           410             6             -             -             -           355             -
1.20% ..........         1,555            82             -            19            70             -             -             -
1.25% ..........         2,411             -             -             -            30             -             -             -
1.30% ..........         5,776         3,099             1             -           568             -             -             -
1.35% ..........           897             1            45           142            61             -             -             -
1.40% ..........        58,697         1,357         1,017           369           744             -             -             -
1.45% ..........         6,087            65             -             -         1,107         1,112           134             -
1.50% ..........         6,198             -             -            89           675            73             -             -
1.55% ..........        26,619            21           220             -           635             -             -             -
1.60% ..........        12,976             -             -             -           156         1,185             -             -
1.65% ..........         4,609            55             -             -             -            87             -             -
1.70% ..........         1,295            14           209             -            85             -             -             -
1.75% ..........         5,701            95             -             -            82             -             -             -
1.80% ..........         3,139           131             -             -             -           301           213             -
1.85% ..........         9,410             -             -             -            10            77             -             -
1.90% ..........           609             -             -             -           254             -             -             -
1.95% ..........             1             -             -             -             -             -             -             -
2.00% ..........            11             -             -             -             -             -             -             -
2.05% ..........         1,318             -             -             -           456             -             -             -
2.10% ..........            63            27             -             -             -             -             -             -
2.15% ..........           145            27             -             -             -             -             -             -
2.20% ..........            42             -             -             -             -             -             -             -
2.25% ..........             4             -             -             -           186             -             -             -
2.30% ..........             -             -             -             -             -             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          OppStratBdS     PVTGroInc      PVTIntEq   PVTSmCapVal      PVTVoyII   STICVTCapAp   STICVTGrInc     STICVTInt
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    221,504         7,586         5,670         4,103        10,702         3,577         1,176           147
                  ============  ============  ============  ============  ============  ============  ============  ============

                 STICVTIntGrBd  STICVTMidCap STICVTSmCapVal STICVTValInc        VKCom2       VKEmGr2    VKCorPlus2  VKUSRealEst2
                 -------------  ------------ -------------- ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -           410            29           505        30,366         5,648         2,952         3,257
1.00% ..........             -             -             -             -         8,633         1,512           279         1,924
1.05% ..........             -             -             -             -         2,282           215             -           725
1.10% ..........             -             -            20           136        22,521         5,972           421         1,162
1.15% ..........             -             -           153           440        13,970         6,443         1,509         1,410
1.20% ..........             -             -             -             -         2,239         1,396             1           366
1.25% ..........             -             -             -             -         7,136         2,954            51           308
1.30% ..........             -            11             -             -         8,157         3,028           265           766
1.35% ..........             -             -             -             -           392           109             -            73
1.40% ..........             -             -           319             -        46,170        20,038           760         6,615
1.45% ..........             -           821             -           735         6,060         1,499           418           442
1.50% ..........             -             -             -            78         6,025         4,453             5           500
1.55% ..........            71             -             -             -        27,399         4,809           545         5,485
1.60% ..........             -           604             -           808        12,170         4,079         1,249         1,091
1.65% ..........             -            45             -            75         6,827         3,320            62           164
1.70% ..........             -             -             -             -         4,500         1,558             6            41
1.75% ..........             -             -             -             -         8,236         4,516            87           522
1.80% ..........             -           209             -           227         4,671         3,273             -           661
1.85% ..........             -            40             -            54         5,506         3,903           413           688
1.90% ..........             -             -             -           317           220           642             -            91
1.95% ..........             -             -             -             -           504             -             -             -
2.00% ..........             -             -             -             -            62           106             -             -
2.05% ..........             -             -             -             -         1,290         1,281           283             -
2.10% ..........             -             -             -             -           559           355             8            37
2.15% ..........             -             -             -             -         1,124             -            93             -
2.20% ..........             -             -             -             -           545           442             -           189
2.25% ..........             -             -             -             -             4         1,282             -            92
2.30% ..........             -             -             -             -             -           137             -            21
2.35% ..........             -             -             -             -           197             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -            20            40             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $         71         2,140           521         3,375       227,785        83,010         9,407        26,630
                  ============  ============  ============  ============  ============  ============  ============  ============

                   VISLgCapGr2  VISLgCapVal2     VISModGr2
                  ------------  ------------  ------------
0.95% ..........  $      6,895         4,560        69,878
1.00% ..........             -             -             -
1.05% ..........             -             -           592
1.10% ..........        12,301        15,425       159,076
1.15% ..........             -           354        14,778
1.20% ..........           138           259         7,276
1.25% ..........             -            36         4,484
1.30% ..........             -             -         2,151
1.35% ..........           209           342         4,015
1.40% ..........         2,834         2,765        24,365
1.45% ..........             -             -             -
1.50% ..........             -           431         3,119
1.55% ..........         2,868         6,003        44,526
1.60% ..........             -             -         3,475
1.65% ..........             4            74           708
1.70% ..........             -             -            76
1.75% ..........             -             -           173
1.80% ..........             -             -           910

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          VISLgCapGr2  VISLgCapVal2     VISModGr2
                  ------------  ------------  ------------
1.85% ..........             -             -            98
1.90% ..........             -             -             -
1.95% ..........             -             -             -
2.00% ..........             -             -             -
2.05% ..........             -             -             -
2.10% ..........             -             -             -
2.15% ..........             -             -             -
2.20% ..........             -             -             -
2.25% ..........             -             -             -
2.30% ..........             -             -             -
2.35% ..........             -             -             -
2.40% ..........             -             -             -
2.45% ..........             -             -             -
2.55% ..........             -             -             -
2.60% ..........             -             -             -
2.70% ..........             -             -             -
                  ------------  ------------  ------------
   Totals ......  $     25,249        30,249       339,700
                  ============  ============  ============

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $73,682,684 and $188,167,470, respectively, and total transfers from the Account to the fixed account were $13,331,778 and $26,375,821, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $529,769 and $1,348,630 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $1,486,353 and $3,370,173 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
AIM VIF - Basic Value Fund - Series II Shares
  2004 ..................     0.95% to 2.60%   1,498,502   $ 11.44 to 10.90   $   16,966,976       0.00%     9.79% to   8.05%
  2003 ..................     0.95% to 2.70%   1,352,155     10.42 to 10.07       13,999,545       0.00%    32.03% to  29.67%
  2002 ..................     0.95% to 2.25%     800,468      7.77 to  7.89        6,302,001       0.00%   -22.33% to -21.06% (a)(b)
AIM VIF - Capital Appreciation Fund - Series II Shares
  2004 ..................     0.95% to 2.60%     330,900     10.34 to  9.85        3,375,836       0.00%     5.32% to   3.63%
  2003 ..................     0.95% to 2.35%     316,154      9.82 to  9.55        3,077,512       0.00%    27.96% to  26.12%
  2002 ..................     0.95% to 1.85%      91,797      7.60 to  7.67          701,623       0.00%   -24.03% to -23.27% (a)(b)
AIM VIF - Capital Development Fund - Series I Shares
  2004 ..................     0.95% to 1.40%      16,085     11.95 to 11.81          191,366       0.00%    14.40% to  13.98%
  2003 ..................     0.95% to 1.40%      10,904     10.44 to 10.36          113,560       0.00%    34.07% to  33.45%
  2002 ..................          1.10%           2,639          7.78                20,535       0.00%        -22.18%       (a)(b)
AIM VIF - Capital Development Fund - Series II Shares
  2004 ..................     0.95% to 1.80%       7,100     11.08 to 14.52           83,456       0.00%    10.78% to  10.19% (a)(b)
AIM VIF - International Growth Fund - Series II Shares
  2004 ..................     0.95% to 2.30%     128,816     13.32 to 12.81        1,704,214       0.47%    22.53% to  20.98%
  2003 ..................     0.95% to 2.30%     148,422     10.87 to 10.59        1,605,977       0.40%    27.38% to  25.62%
  2002 ..................     0.95% to 1.85%      99,782      8.47 to  8.54          849,893       1.25%   -15.34% to -14.64% (a)(b)
AIM VIF - Mid Cap Core Equity Fund - Series I Shares
  2004 ..................     0.95% to 1.75%      59,558     12.23 to 11.98          725,829       0.17%    12.74% to  11.92%
  2003 ..................     0.95% to 1.75%      46,999     10.85 to 10.70          508,621       0.00%    26.11% to  25.09%
  2002 ..................     0.95% to 1.35%      18,668      8.58 to  8.60          160,441       0.00%   -14.20% to -14.00% (a)(b)
AIM VIF - Premier Equity Fund - Series I Shares
  2004 ..................     0.95% to 1.55%      49,381     10.65 to  8.88          517,581       0.54%     4.77% to   4.19%
  2003 ..................     0.95% to 1.75%      35,260     10.17 to  8.48          349,853       0.39%    23.89% to  22.85%
  2002 ..................     0.95% to 1.20%      10,318      8.20 to  8.21           84,658       0.85%   -18.04% to -17.92% (a)(b)
AIM VIF - Premier Equity Fund - Series II Shares
  2004 ..................     0.95% to 2.35%     227,049      9.51 to  9.13        2,135,771       0.33%     4.49% to   3.07%
  2003 ..................     0.95% to 2.35%     204,961      9.11 to  8.86        1,852,060       0.30%    23.64% to  21.85%
  2002 ..................     0.95% to 1.85%     104,098      7.30 to  7.36          763,969       0.73%   -27.00% to -26.35% (a)(b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class  B
  2004 ..................     0.95% to 2.40%     878,709     11.63 to 11.15       10,112,127       0.76%    10.17% to   8.64%
  2003 ..................     0.95% to 2.70%     742,495     10.56 to 10.21        7,788,932       0.82%    30.93% to  28.61%
  2002 ..................     0.95% to 2.25%     256,388      7.93 to  8.06        2,062,156       0.42%   -20.65% to -19.36% (a)(b)
Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
  2004 ..................     0.95% to 2.40%     380,692     16.64 to 15.97        6,281,818       0.46%    23.70% to  22.03%
  2003 ..................     0.95% to 2.45%     465,461     13.45 to 13.07        6,221,573       0.34%    42.58% to  40.47%
  2002 ..................     0.95% to 2.00%     189,416      9.31 to  9.43        1,781,711       0.07%    -6.92% to  -5.67% (a)(b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
  2004 ..................     0.95% to 2.40%     318,337      9.76 to  9.35        3,071,305       0.00%     7.32% to   5.80%
  2003 ..................     0.95% to 2.30%     309,330      9.09 to  8.85        2,794,786       0.00%    22.20% to  20.49%
  2002 ..................     0.95% to 1.75%     106,973      7.39 to  7.44          793,895       0.00%   -26.11% to -25.58% (a)(b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class  B
  2004 ..................     0.95% to 2.40%     898,836     14.94 to 14.33       13,302,384       0.08%    17.94% to 16.34%
  2003 ..................     0.95% to 2.40%     859,724     12.66 to 12.32       10,816,970       0.49%    39.55% to 37.54%
  2002 ..................     0.95% to 2.00%     504,456      8.96 to  9.07        4,565,109       0.20%   -10.44% to -9.26%  (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 ..................     0.95% to 1.75%      70,029   $ 13.53 to 12.30   $      938,233       0.46%    20.73% to  19.88%
  2003 ..................     0.95% to 1.75%      45,605     11.21 to 10.26          507,629       0.26%    36.47% to  35.35%
  2002 ..................     0.95% to 1.35%      13,134      8.19 to  8.21          107,755       0.29%   -18.08% to -17.89% (a)(b)
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 ..................     0.95% to 1.55%      43,895     10.46 to  7.76          424,838       0.48%     5.20% to   4.63%
  2003 ..................     0.95% to 1.55%      29,343      9.94 to  7.41          260,457       0.17%    24.81% to  24.00%
  2002 ..................     1.10% to 1.25%       5,844      7.95 to  7.96           46,504       0.52%   -20.49% to -20.42% (a)(b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
  2004 ..................     0.95% to 1.60%     174,082     11.81 to  9.56        1,983,446       1.98%     9.59% to   8.95%
  2003 ..................     0.95% to 1.55%     129,158     10.78 to  8.79        1,343,041       1.59%    27.15% to  26.36%
  2002 ..................     0.95% to 1.50%      31,338      6.96 to  8.48          263,921       1.03%   -15.56% to -15.21% (a)(b)
Dreyfus Stock Index Fund, Inc. - Service Shares
  2004 ..................     0.95% to 2.35%     363,953     13.29 to 13.02        4,817,048       1.78%     9.30% to   7.84%
  2003 ..................     0.95% to 2.35%     159,827     12.16 to 12.08        1,941,207       0.84%    21.60% to  20.50% (a)(b)
Federated IS - American Leaders Fund II - Service Shares
  2004 ..................     0.95% to 2.25%     242,829     11.07 to 10.68        2,663,199       1.28%     8.46% to   7.12%
  2003 ..................     0.95% to 2.70%     203,311     10.20 to  9.90        2,062,876       0.47%    26.11% to  23.86%
  2002 ..................     0.95% to 2.25%      27,004      7.99 to  8.09          217,899       0.00%   -20.09% to -19.09% (a)(b)
Federated IS - Capital Appreciation Fund II - Service Shares
  2004 ..................     0.95% to 2.30%     266,015     10.63 to 10.25        2,800,440       0.46%     6.09% to   4.71%
  2003 ..................     0.95% to 2.25%     231,866     10.02 to  9.80        2,309,010       0.19%    22.70% to  21.07%
  2002 ..................     0.95% to 1.75%      33,487      8.11 to  8.17          272,762       0.00%   -18.87% to -18.33% (a)(b)
Federated IS - High Income Bond Fund II - Service Shares
  2004 ..................     0.95% to 2.10%   1,065,920     13.11 to 12.69       13,837,890       6.77%     9.11% to   7.91%
  2003 ..................     0.95% to 2.10%     989,694     12.02 to 11.76       11,817,284       5.07%    20.64% to  19.30%
  2002 ..................     0.95% to 1.85%     317,116      9.84 to  9.96        3,151,615       0.26%    -1.58% to  -0.39% (a)(b)
Federated IS - International Equity Fund II
  2004 ..................     0.95% to 1.40%      18,034     11.45 to 11.31          205,713       0.00%    12.98% to  12.57%
  2003 ..................     0.95% to 1.40%      14,585     10.13 to 10.05          147,361       0.00%    30.60% to  29.96%
  2002 ..................     0.95% to 1.10%       2,956      7.75 to  7.76           22,912       0.00%   -22.50% to -22.44% (a)(b)
Federated IS - Mid Cap Growth Strategies Fund II
  2004 ..................     0.95% to 1.65%      56,524     12.92 to 12.69          726,618       0.00%    14.33% to  13.63%
  2003 ..................     0.95% to 1.65%      34,404     11.30 to 11.17          387,498       0.00%    38.75% to  37.78%
  2002 ..................     0.95% to 1.35%      14,512      8.12 to  8.14          118,081       0.00%   -18.78% to -18.59% (a)(b)
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ..................     0.95% to 1.65%     301,028     11.28 to 11.70        3,406,732       3.89%     2.64% to   1.93%
  2003 ..................     0.95% to 1.65%     229,888     10.99 to 11.47        2,540,248       2.81%     3.65% to   2.96%
  2002 ..................     0.95% to 1.40%      68,180     10.58 to 11.19          726,707       0.00%     5.71% to   6.06% (a)(b)
Federated IS - Quality Bond Fund II - Service Shares
  2004 ..................     0.95% to 2.20%   1,438,086     11.34 to 10.97       16,160,311       4.05%     2.34% to   1.06%
  2003 ..................     0.95% to 2.15%   1,371,824     11.08 to 10.87       15,115,571       2.60%     3.45% to   2.23%
  2002 ..................     0.95% to 1.85%     317,535     10.63 to 10.71        3,395,118       0.00%     6.29% to   7.14% (a)(b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,896,630     16.51 to 13.73       46,980,762       1.62%    10.08% to   9.86%
  2003 ..................     1.30% to 1.50%   3,424,309     15.00 to 12.49       50,582,699       1.77%    28.64% to  28.38%
  2002 ..................     1.30% to 1.50%   3,956,126      9.73 to 11.66       45,514,268       1.88%   -18.19% to -18.03%
  2001 ..................     1.30% to 1.50%   4,706,557     11.90 to 14.23       66,148,100       1.65%    -6.39% to  -6.20%
  2000 ..................     1.30% to 1.50%   4,407,750     12.71 to 15.17       65,993,923       1.69%     6.80% to   7.02%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
  2004 ..................     0.95% to 1.75%   2,974,661     13.36 to 11.85       39,071,642       1.43%    10.32% to   9.53%
  2003 ..................     0.95% to 1.75%   3,113,981     12.11 to 10.82       37,200,996       1.62%    28.98% to  27.93%
  2002 ..................     0.95% to 1.50%   3,205,774      7.60 to  9.39       29,863,633       1.78%   -18.33% to -17.79%
  2001 ..................     0.95% to 1.50%   3,845,772      9.30 to 11.42       43,655,784       1.63%    -6.52% to  -6.00%
  2000 ..................     0.95% to 1.50%   3,865,570      9.95 to 12.15       46,684,613       1.55%     6.69% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
  2004 ..................     0.95% to 2.60%   4,658,436     11.89 to 10.06       52,594,896       1.33%    10.18% to   8.43%
  2003 ..................     0.95% to 2.55%   4,300,709     10.79 to  9.30       44,282,602       1.31%    28.79% to  26.70%
  2002 ..................     0.95% to 2.05%   3,060,579      7.41 to  8.38       24,567,597       1.55%   -19.10% to -17.94%
  2001 ..................     0.95% to 2.05%   2,498,838      9.17 to 10.21       24,470,749       0.88%    -7.36% to  -6.13%
  2000 ..................     0.95% to 1.80%     716,904      9.96 to 10.87        7,518,035       0.00%     8.06% to   8.74% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,223,167   $ 14.31 to 12.17   $   45,294,082       0.29%     2.03% to   1.83%
  2003 ..................     1.30% to 1.50%   4,218,568     14.02 to 11.95       58,271,608       0.27%    31.12% to  30.86%
  2002 ..................     1.30% to 1.50%   4,940,777      9.13 to 10.69       52,151,808       0.27%   -31.16% to -31.02%
  2001 ..................     1.30% to 1.50%   6,886,634     13.26 to 15.50      105,582,045       0.08%   -18.89% to -18.73%
  2000 ..................     1.30% to 1.50%   8,772,882     16.35 to 19.07      165,334,903       0.11%   -12.31% to -12.13%
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   3,820,516     12.04 to  8.34       45,077,084       0.17%     2.28% to   1.57%
  2003 ..................     0.95% to 1.70%   4,386,812     11.77 to  8.21       50,646,486       0.19%    31.52% to  30.48%
  2002 ..................     0.95% to 1.65%   4,896,367      5.99 to  8.95       43,021,685       0.15%   -31.48% to -30.86%
  2001 ..................     0.95% to 1.65%   6,382,836     8.72 to  12.95       81,083,471       0.00%   -19.26% to -18.51%
  2000 ..................     0.95% to 1.65%   7,210,692     10.78 to 15.89      112,509,474       0.09%   -13.87% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.45%   5,106,094      6.39 to  7.52       35,419,888       0.13%     2.14% to   0.66%
  2003 ..................     0.95% to 2.45%   5,503,924      6.25 to  7.47       37,423,355       0.11%    31.28% to  29.25%
  2002 ..................     0.95% to 2.05%   5,078,891      4.62 to  6.01       26,394,901       0.15%   -32.10% to -30.96%
  2001 ..................     0.95% to 2.05%   5,230,827      6.77 to  8.76       39,867,391       0.06%   -19.85% to -18.65%
  2000 ..................     0.95% to 1.95%   2,836,389      8.42 to 10.84       26,677,487       0.00%   -15.78% to -15.21% (a)(b)
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,630,254     11.07 to  9.31       39,524,939       8.08%     8.17% to   7.95%
  2003 ..................     1.30% to 1.50%   4,594,500     10.23 to  8.62       46,434,695       6.96%    25.61% to  25.36%
  2002 ..................     1.30% to 1.50%   5,320,080      6.88 to  8.15       42,857,955      11.06%     1.89% to   2.10%
  2001 ..................     1.30% to 1.50%   6,430,955      6.75 to  7.98       50,812,539      14.87%   -13.06% to -12.89%
  2000 ..................     1.30% to 1.50%   8,816,840      7.76 to  9.16       80,112,970       7.92%   -23.63% to -23.48%
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
  2004 ..................     0.95% to 1.50%   2,423,282      9.24 to  9.57       22,349,842       8.19%     8.43% to   7.89%
  2003 ..................     0.95% to 1.50%   2,810,258      8.52 to  8.18       23,909,014       7.08%    25.76% to  25.07%
  2002 ..................     0.95% to 1.50%   2,867,219      6.54 to  7.12       19,402,091      11.30%     2.02% to   2.63%
  2001 ..................     0.95% to 1.50%   3,557,526      6.41 to  6.97       23,468,385      13.90%   -13.33% to -12.74%
  2000 ..................     0.95% to 1.50%   3,992,582      7.38 to  8.03       30,190,276       7.70%   -23.77% to -22.41% (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2
  2004 ..................     0.95% to 2.30%   2,341,459      9.77 to  8.38       21,685,188       7.89%     8.34% to   6.93%
  2003 ..................     0.95% to 2.25%   2,404,278      9.02 to  7.85       20,602,230       5.22%    25.55% to  23.99%
  2002 ..................     0.95% to 1.85%   1,469,078      6.33 to  7.18       10,042,551      10.25%     0.93% to   2.32%
  2001 ..................     0.95% to 1.85%   1,355,213      6.28 to  7.02        9,074,924       9.49%   -14.03% to -12.77%
  2000 ..................     0.95% to 1.65%     551,199      7.36 to  8.05        4,280,997       0.00%   -20.02% to -19.53% (a)(b)
Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class
  2004 ..................     0.95% to 1.95%   3,218,350     11.90 to 10.80       38,382,444       1.14%     0.25% to  -0.76%
  2003 ..................     0.95% to 1.95%   4,532,670     11.87 to 10.88       54,093,344       1.01%     0.04% to  -0.96%
  2002 ..................     0.95% to 1.75%   7,161,135     10.92 to 12.26       85,645,681       1.71%    -0.28% to   0.73%
  2001 ..................     0.95% to 1.75%   9,148,479     10.93 to 12.21      109,227,617       4.01%     2.13% to   3.15%
  2000 ..................     0.95% to 1.65%   5,501,161     10.70 to 11.88       64,255,177       5.79%     4.56% to   5.33%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,254,225     14.08 to 11.85       31,347,848       1.21%    12.16% to  11.93%
  2003 ..................     1.30% to 1.50%   2,717,889     12.55 to 10.59       33,779,679       0.81%    41.51% to  41.22%
  2002 ..................     1.30% to 1.50%   3,295,102      7.50 to  8.87       28,981,568       0.89%   -21.48% to -21.32%
  2001 ..................     1.30% to 1.50%   4,434,023      9.55 to 11.27       49,606,349       5.64%   -22.36% to -22.20%
  2000 ..................     1.30% to 1.50%   5,540,719     12.30 to 14.49       79,759,887       1.60%   -20.32% to -20.16%
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   1,061,644     11.74 to 10.56       12,340,609       1.13%    12.41% to  11.68%
  2003 ..................     0.95% to 1.70%   1,338,806     10.44 to  9.45       13,852,488       0.71%    41.85% to  40.74%
  2002 ..................     0.95% to 1.50%   1,459,258      6.34 to  7.36       10,652,687       0.78%   -21.77% to -21.10%
  2001 ..................     0.95% to 1.60%   1,789,118      8.05 to  9.33       16,552,660       5.53%   -22.65% to -22.02%
  2000 ..................     0.95% to 1.60%   2,059,621     10.40 to 11.96       24,456,825       1.36%   -20.44% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2
  2004 ..................     0.95% to 2.30%   1,049,600      8.22 to  9.48        9,328,152       1.08%    12.24% to  10.83%
  2003 ..................     0.95% to 2.30%   1,264,290      7.32 to  8.56       10,016,450       0.44%    41.68% to  39.72%
  2002 ..................     0.95% to 1.95%   1,167,806      5.03 to  6.34        6,583,033       0.84%   -22.36% to -21.21%
  2001 ..................     0.95% to 1.95%   1,274,635      6.45 to  8.09        9,256,296       4.73%   -23.06% to -21.92%
  2000 ..................     0.95% to 1.95%     839,810      8.34 to 10.42        7,920,174       0.00%   -16.56% to -16.00% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
  2004 ..................     0.95% to 2.30%     197,038   $ 11.06 to 16.03   $    2,424,902       0.00%    10.63% to   9.68% (a)(b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
  2004 ..................     0.95% to 1.45%     100,201     11.08 to 11.04        1,114,963       0.00%    10.81% to  10.44% (a)(b)
Fidelity/(R)/  VIP - Value Portfolio - Service Class
  2004 ..................     0.95% to 1.05%      75,284     11.46 to 11.42          861,783       1.05%    10.02% to   9.91%
  2003 ..................     0.95% to 1.05%      61,973     10.41 to 10.39          644,929       0.33%    32.80% to  32.67%
  2002 ..................     0.95% to 1.10%      71,212      7.82 to  7.84          558,177       0.12%   -16.70% to -16.57%
  2001 ..................     0.95% to 1.10%      66,001      9.37 to  9.40          620,160       0.20%    -6.28% to  -6.01% (a)(b)
Fidelity/(R)/ VIP - Value Portfolio - Service Class 2
  2004 ..................     0.95% to 1.95%     144,568     11.40 to 10.99        1,626,826       0.93%     9.87% to   8.77%
  2003 ..................     0.95% to 1.95%     153,119     10.38 to 10.11        1,573,358       0.33%    32.48% to  31.14%
  2002 ..................     0.95% to 1.95%     176,457      7.71 to  7.83        1,373,675       0.12%   -17.51% to -16.67%
  2001 ..................     0.95% to 1.95%     145,526      9.34 to  9.40        1,364,395       0.20%    -6.57% to  -6.01% (a)(b)
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%     450,386     13.23 to 11.17        5,868,849       2.36%     4.61% to   4.39%
  2003 ..................     1.30% to 1.50%     533,547     12.64 to 10.70        6,658,925       2.92%    21.73% to  21.49%
  2002 ..................     1.30% to 1.50%     607,643      8.81 to 10.39        6,237,888       3.09%   -16.79% to -16.63%
  2001 ..................     1.30% to 1.50%     805,715     10.59 to 12.46        9,931,127       3.07%    -8.79% to  -8.60%
  2000 ..................     1.30% to 1.50%     951,332     11.61 to 13.63       12,850,645       2.16%   -13.78% to -13.60%
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.65%     396,705     10.91 to  9.22        4,297,283       2.30%     4.85% to   4.16%
  2003 ..................     0.95% to 1.65%     461,854     10.41 to  8.85        4,778,009       2.84%    21.98% to  21.13%
  2002 ..................     0.95% to 1.50%     511,396      7.06 to  8.53        4,338,581       2.88%   -16.98% to -16.34%
  2001 ..................     0.95% to 1.50%     642,356      8.48 to 10.20        6,517,623       2.96%    -9.12% to  -8.39%
  2000 ..................     0.95% to 1.50%     780,807      9.31 to 11.14        8,656,675       2.02%   -13.90% to -11.35% (b)
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.00%     358,223      8.48 to  8.60        3,122,330       2.30%     4.63% to   3.57%
  2003 ..................     0.95% to 2.00%     411,988      8.11 to  8.31        3,444,963       2.70%    21.86% to  20.58%
  2002 ..................     0.95% to 1.85%     463,222      6.49 to  7.05        3,184,600       2.75%   -17.56% to -16.63%
  2001 ..................     0.95% to 1.85%     557,576      7.86 to  8.49        4,615,931       2.40%    -9.54% to  -8.48%
  2000 ..................     0.95% to 1.50%     332,937      8.69 to  9.33        3,012,889       0.00%   -13.26% to -12.83% (a)(b)
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%     615,773     14.23 to 12.28        8,633,926       2.91%     4.10% to   3.89%
  2003 ..................     1.30% to 1.50%     770,719     13.67 to 11.82       10,386,174       3.65%    16.44% to  16.21%
  2002 ..................     1.30% to 1.50%     871,353     10.17 to 11.74       10,084,620       4.11%   -10.10% to  -9.92%
  2001 ..................     1.30% to 1.50%   1,032,325     11.32 to 13.03       13,288,122       4.42%    -5.54% to  -5.34%
  2000 ..................     1.30% to 1.50%   1,247,384     11.98 to 13.77       16,988,959       3.43%    -5.36% to  -5.17%
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class
  2004 ..................     0.95% to 1.50%     595,788     12.10 to 10.20        7,157,568       2.78%     4.36% to   3.78%
  2003 ..................     0.95% to 1.50%     685,066     11.60 to  9.82        7,895,483       3.53%    16.79% to  16.14%
  2002 ..................     0.95% to 1.50%     761,504      8.46 to  9.93        7,520,585       4.17%   -10.22% to  -9.72%
  2001 ..................     0.95% to 1.50%     962,708      9.42 to 11.00       10,538,664       4.21%    -5.69% to  -5.16%
  2000 ..................     0.95% to 1.50%   1,022,687      9.99 to 11.60       11,809,571       3.12%    -5.49% to  -3.21% (b)
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2
  2004 ..................     0.95% to 2.05%     499,428      9.83 to  9.33        4,955,687       2.58%     4.18% to   3.02%
  2003 ..................     0.95% to 2.05%     546,660      9.43 to  9.05        5,227,561       3.38%    16.55% to  15.25%
  2002 ..................     0.95% to 2.05%     584,811      7.86 to  8.45        4,820,661       4.15%   -10.89% to  -9.89%
  2001 ..................     0.95% to 2.05%     718,290      8.82 to  9.42        6,588,726       3.01%    -6.36% to  -5.30%
  2000 ..................     0.95% to 1.50%     322,819      9.45 to 10.00        3,141,410       0.00%    -5.79% to  -5.16% (a)(b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,579,619     19.07 to 15.93       67,339,563       0.35%    13.98% to  13.75%
  2003 ..................     1.30% to 1.50%   4,203,351     16.73 to 14.01       69,483,080       0.46%    26.80% to  26.54%
  2002 ..................     1.30% to 1.50%   4,767,339     11.07 to 13.20       62,231,480       0.93%   -10.71% to -10.53%
  2001 ..................     1.30% to 1.50%   6,221,749     12.40 to 14.75       90,878,389       0.83%   -13.57% to -13.39%
  2000 ..................     1.30% to 1.50%   7,644,417     14.34 to 17.03      128,941,241       0.36%    -8.02% to  -7.83%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
  2004 ..................     0.95% to 1.85%   3,159,087     16.12 to 11.25       49,704,454       0.25%    14.24% to  13.21%
  2003 ..................     0.95% to 1.85%   3,374,699     14.11 to  9.94       46,777,335       0.35%    27.13% to  25.98%
  2002 ..................     0.95% to 1.85%   3,563,729      7.89 to 11.10       38,984,835       0.79%   -11.10% to -10.29%
  2001 ..................     0.95% to 1.85%   4,223,233      8.87 to 12.37       51,409,430       0.71%   -13.99% to -13.20%
  2000 ..................     0.95% to 1.85%   4,732,884     10.32 to 14.25       66,411,989       0.34%    -8.43% to  -7.60%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
  2004 ..................     0.95% to 2.60%   4,843,433   $ 10.40 to 10.68   $   52,031,404       0.20%    14.07% to  12.26%
  2003 ..................     0.95% to 2.70%   4,294,206      9.12 to  9.47       40,584,160       0.23%    26.98% to  24.75%
  2002 ..................     0.95% to 2.25%   2,721,894      6.96 to  7.97       20,351,677       0.73%   -12.07% to -10.46%
  2001 ..................     0.95% to 1.95%   2,520,595      7.89 to  8.94       21,192,128       0.61%   -14.39% to -13.31%
  2000 ..................     0.95% to 1.95%   1,456,068      9.19 to 10.37       14,198,053       0.00%    -8.10% to  -7.48% (a)(b)
Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
  2004 ..................     0.95% to 2.00%   7,217,333     12.23 to  9.30       94,669,988       1.33%     9.56% to   8.48%
  2003 ..................     0.95% to 2.05%   8,294,373     11.16 to  7.89      100,019,978       1.46%    27.19% to  25.78%
  2002 ..................     0.95% to 2.05%   9,224,993      6.27 to 11.23       87,694,970       1.46%   -23.95% to -22.99%
  2001 ..................     0.95% to 2.05%  12,613,054      8.24 to 14.63      156,372,138       1.16%   -14.03% to -12.94%
  2000 ..................     0.95% to 1.85%  12,597,944      9.60 to 16.87      183,656,601       1.02%   -10.97% to  -8.77% (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class
  2004 ..................     0.95% to 1.95%   4,666,693     14.61 to 12.86       69,232,888       4.44%     3.46% to   2.44%
  2003 ..................     0.95% to 1.95%   6,033,702     14.12 to 12.56       87,046,104       4.37%     4.20% to   3.19%
  2002 ..................     0.95% to 1.85%   7,974,078     12.17 to 14.54      110,984,969       3.72%     8.23% to   9.29%
  2001 ..................     0.95% to 1.85%   7,585,546     11.24 to 13.35       96,862,508       4.69%     6.39% to   7.43%
  2000 ..................     0.95% to 1.50%   5,949,869     10.59 to 12.47       71,344,582       6.46%     9.56% to  10.69% (b)
Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.40%      18,556      9.46 to  9.28          175,311       0.00%     9.18% to   8.77%
  2003 ..................     0.95% to 1.40%      25,870      8.67 to  8.54          223,991       0.00%    29.24% to  28.62%
  2002 ..................     0.95% to 1.00%      24,455      6.64 to  6.71          163,905       0.00%   -27.45% to -27.04%
  2001 ..................     0.95% to 1.60%      34,552      9.09 to  9.19          316,794       0.24%    -9.14% to  -8.10% (a)(b)
Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.35%     349,870      9.33 to  8.81        3,209,635       0.00%     8.92% to   7.46%
  2003 ..................     0.95% to 2.25%     319,322      8.57 to  8.22        2,702,200       0.00%    29.05% to  27.32%
  2002 ..................     0.95% to 1.95%     206,142      6.48 to  6.64        1,357,901       0.00%   -28.24% to -27.32%
  2001 ..................     0.95% to 1.95%     148,920      9.03 to  9.13        1,354,945       0.01%    -9.73% to  -8.66% (a)(b)
Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,753,646     17.64 to 12.13       47,900,055       2.14%     4.10% to   3.89%
  2003 ..................     1.30% to 1.50%   3,444,593     16.94 to 11.68       57,654,257       2.98%    16.19% to  15.96%
  2002 ..................     1.30% to 1.50%   4,262,434     10.07 to 14.58       61,479,112       3.31%   -10.09% to  -9.91%
  2001 ..................     1.30% to 1.50%   5,526,702     11.20 to 16.18       88,567,556       3.91%    -3.06% to  -2.86%
  2000 ..................     1.30% to 1.50%   6,578,862     11.56 to 16.66      108,586,163       3.38%    -5.73% to  -5.54%
Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   1,481,618     11.88 to 10.05       17,485,819       2.01%     4.42% to   3.67%
  2003 ..................     0.95% to 1.70%   1,671,579     11.38 to  9.69       18,897,936       2.76%    16.41% to  15.55%
  2002 ..................     0.95% to 1.50%   1,814,362      7.99 to  9.77       17,626,815       3.16%   -10.33% to  -9.62%
  2001 ..................     0.95% to 1.50%   2,135,354      8.89 to 10.81       22,968,602       3.61%    -3.21% to  -2.66%
  2000 ..................     0.95% to 1.50%   2,312,256      9.18 to 11.11       25,544,792       3.02%    -5.81% to  -3.64% (b)
Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2
  2004 ..................     0.95% to 2.00%     986,170     10.20 to  9.28        9,687,488       1.87%     4.15% to   3.09%
  2003 ..................     0.95% to 2.00%   1,107,853      9.80 to  9.00       10,480,979       2.55%    16.30% to  15.09%
  2002 ..................     0.95% to 1.95%   1,143,308      7.79 to  8.42        9,326,361       3.07%   -10.87% to  -9.80%
  2001 ..................     0.95% to 1.95%   1,239,800      8.76 to  9.34       11,239,345       2.30%    -3.87% to  -2.81%
  2000 ..................     0.95% to 1.80%     465,235      9.13 to  9.61        4,365,642       0.00%    -4.52% to  -3.91% (a)(b)
Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class
  2004 ..................     0.95% to 1.45%      67,631      7.06 to  6.72          476,398       0.00%     0.31% to  -0.16%
  2003 ..................     0.95% to 1.45%      97,835      7.03 to  6.73          687,328       0.00%    23.99% to  23.39%
  2002 ..................     0.95% to 1.40%     113,186      5.46 to  5.67          641,374       0.16%    -8.63% to  -8.11%
  2001 ..................     0.95% to 1.40%     125,342      5.97 to  6.17          772,763       0.10%   -29.81% to -29.29%
  2000 ..................     0.95% to 1.00%      62,831      8.51 to  8.73          547,667       0.00%   -12.82% to -12.70% (a)(b)
Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2
  2004 ..................     0.95% to 2.35%     538,971      7.02 to  6.43        3,665,367       0.00%     0.32% to  -1.06%
  2003 ..................     0.95% to 2.25%     571,779      6.99 to  6.52        3,888,328       0.00%    23.73% to  22.13%
  2002 ..................     0.95% to 1.85%     519,737      5.36 to  5.65        2,870,056       0.18%    -9.55% to  -8.43%
  2001 ..................     0.95% to 1.85%     468,870      5.92 to  6.17        2,838,644       0.10%   -30.28% to -29.29%
  2000 ..................     0.95% to 1.50%     140,556      8.50 to  8.73        1,201,150       0.00%   -14.99% to -12.70% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/VIP III - Growth & Income Portfolio - Initial Class
  2004 ..............         1.30% to 1.50%   1,747,812   $ 15.33 to 12.72   $   26,367,510       0.93%     4.42% to   4.21%
  2003 ..............         1.30% to 1.50%   2,241,345     14.68 to 12.20       32,448,173       1.23%    22.17% to  21.92%
  2002 ..............         1.30% to 1.50%   2,571,965     10.01 to 12.01       30,530,496       1.47%   -17.87% to -17.70%
  2001 ..............         1.30% to 1.50%   3,350,144     12.19 to 14.60       48,279,112       1.39%   -10.12% to  -9.94%
  2000 ..............         1.30% to 1.50%   3,868,257     13.56 to 16.21       61,968,226       1.18%    -5.05% to  -4.86%
Fidelity/(R)/VIP III - Growth & Income Portfolio - Service Class
  2004 ..............         0.95% to 1.70%   2,762,401     12.20 to  9.48       33,386,094       0.82%     4.75% to   4.01%
  2003 ..............         0.95% to 1.70%   3,186,392     11.65 to  9.11       36,708,432       1.13%    22.43% to  21.51%
  2002 ..............         0.95% to 1.50%   3,561,810      7.01 to  9.51       33,518,982       1.37%   -18.16% to -17.48%
  2001 ..............         0.95% to 1.50%   4,431,368      8.55 to 11.53       50,445,917       1.31%   -10.23% to  -9.72%
  2000 ..............         0.95% to 1.50%   5,015,994      9.52 to 12.77       63,285,340       1.11%    -5.13% to  -2.69% (b)
Fidelity/(R)/VIP III - Growth & Income Portfolio - Service Class 2
  2004 ..............         0.95% to 2.60%   2,109,708      9.32 to  8.28       19,069,976       0.77%     4.52% to   2.83%
  2003 ..............         0.95% to 2.45%   2,256,250      8.92 to  8.11       19,586,061       0.95%    22.27% to  20.43%
  2002 ..............         0.95% to 2.00%   2,031,206      6.74 to  7.29       14,463,378       1.39%   -18.93% to -17.64%
  2001 ..............         0.95% to 1.80%   2,085,900      8.36 to  8.86       18,097,561       1.09%   -11.11% to  -9.88%
  2000 ..............         0.95% to 1.55%   1,190,512      9.44 to  9.83       11,496,342       0.00%    -2.41% to  -1.73% (a)(b)
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Initial Class
  2004 ..............         1.30% to 1.50%   6,993,903     17.93 to  9.38      122,057,923       0.57%     5.80% to   5.58%
  2003 ..............         1.30% to 1.50%   9,018,711     16.95 to  8.88      149,392,032       0.82%    28.19% to  27.93%
  2002 ..............         1.30% to 1.50%  11,062,424      6.94 to 13.22      143,427,725       1.16%   -23.02% to -22.86%
  2001 ..............         1.30% to 1.50%  15,292,145      9.02 to 17.14      257,389,800       0.40%   -15.71% to -15.54%
  2000 ..............         1.30% to 1.50%  20,319,673     10.70 to 20.30      405,641,733       1.45%   -18.31% to -18.14%
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Service Class
  2004 ..............         0.95% to 1.70%   4,052,469      9.02 to  7.21       36,206,313       0.48%     6.04% to   5.31%
  2003 ..............         0.95% to 1.70%   4,718,108      8.51 to  6.84       39,725,388       0.63%    28.43% to  27.45%
  2002 ..............         0.95% to 1.50%   5,326,989      5.23 to  6.62       34,909,704       0.98%   -23.31% to -22.66%
  2001 ..............         0.95% to 1.50%   6,880,064      6.79 to  8.56       58,328,051       0.26%   -16.01% to -15.26%
  2000 ..............         0.95% to 1.50%   8,553,468      8.06 to 10.10       85,665,568       1.31%   -18.41% to -15.47% (b)
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Service Class 2
  2004 ..............         0.95% to 2.25%   1,008,606      7.54 to  6.71        7,337,439       0.34%     5.88% to   4.55%
  2003 ..............         0.95% to 2.25%   1,135,191      7.12 to  6.42        7,823,843       0.49%    28.18% to  26.48%
  2002 ..............         0.95% to 1.80%   1,328,408      5.07 to  5.56        7,176,456       0.90%   -23.83% to -22.75%
  2001 ..............         0.95% to 1.80%   1,663,455      6.66 to  7.19       11,651,717       0.34%   -16.69% to -15.46%
  2000 ..............         0.95% to 1.95%   1,140,517      8.07 to  8.51        9,499,059       0.00%   -15.49% to -14.92% (a)(b)
Fidelity/(R)/VIP III - Mid Cap Portfolio - Initial Class
  2004 ..............            1.30%           163,205         27.65             4,511,984       0.00%          23.29%
  2003 ..............            1.30%           147,072         22.42             3,297,769       0.41%          36.84%
  2002 ..............            1.30%           155,616         16.39             2,550,019       1.00%         -11.00%
  2001 ..............            1.30%           157,589         18.41             2,901,358       0.00%          -4.48%
  2000 ..............            1.30%           155,784         19.27             3,002,511       0.72%          31.98%
Fidelity/(R)/VIP III - Mid Cap Portfolio - Service Class
  2004 ..............         0.95% to 1.85%     872,164     28.06 to 24.59       24,362,311       0.00%    23.59% to  22.47%
  2003 ..............         0.95% to 1.85%     950,947     22.70 to 20.08       21,494,305       0.30%    37.21% to  35.96%
  2002 ..............         0.95% to 1.50%   1,047,270     14.96 to 16.55       17,266,663       0.95%   -11.43% to -10.75%
  2001 ..............         0.95% to 1.60%   1,331,713     16.86 to 18.54       24,618,561       0.00%    -5.35% to  -4.29%
  2000 ..............         0.95% to 1.50%   1,451,675     17.71 to 19.37       28,051,236       0.60%    19.84% to  32.27% (a)
Fidelity/(R)/VIP III - Mid Cap Portfolio - Service Class 2
  2004 ..............         0.95% to 2.45%   3,023,221     16.10 to 23.79       58,193,494       0.00%    23.47% to  21.74%
  2003 ..............         0.95% to 2.45%   2,836,613     13.04 to 19.54       44,434,522       0.21%    36.94% to  34.88%
  2002 ..............         0.95% to 2.05%   2,143,293      9.24 to 15.07       24,940,094       0.87%   -12.23% to -10.88%
  2001 ..............         0.95% to 2.05%   2,002,516     10.49 to 16.99       26,713,881       0.00%    -5.69% to  -4.44%
  2000 ..............         0.95% to 1.95%     972,592     11.10 to 17.86       13,940,815       0.59%    11.04% to  11.79% (a)(b)
Fidelity/(R)/VIP III - Value Strategies Portfolio - Service Class
  2004 ..............         0.95% to 1.40%      30,201     14.00 to 13.01          421,211       0.00%    12.90% to  12.51%
  2003 ..............         0.95% to 1.40%      22,081     12.40 to 11.57          272,822       0.00%    56.29% to  55.59%
  2002 ..............         0.95% to 1.25%       7,968      7.92 to  7.94           63,181       0.00%   -20.78% to -20.64% (a)(b)
Fidelity/(R)/VIP III - Value Strategies Portfolio - Service Class 2
  2004 ..............         0.95% to 2.40%     660,380     13.20 to 12.69        8,639,584       0.00%    12.76% to  11.23%
  2003 ..............         0.95% to 2.40%     558,223     11.70 to 11.41        6,494,435       0.00%    55.87% to  53.60%
  2002 ..............         0.95% to 1.95%     108,052      7.43 to  7.51          809,528       0.00%   -25.70% to -24.91% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 1
  2004 ..............         0.95% to 1.75%     192,350   $ 12.18 to 11.94   $    2,332,814       0.83%    10.19% to   9.39%
  2003 ..............         0.95% to 1.75%     103,449     11.06 to 10.91        1,140,788       0.91%    23.69% to  22.70%
  2002 ..............         0.95% to 1.35%      27,539      8.90 to  8.94          245,943       0.00%   -10.95% to -10.62% (a)(b)
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1
  2004 ..............         0.95% to 1.55%      40,951     12.02 to 10.94          486,910       1.55%    17.74% to  17.15%
  2003 ..............         0.95% to 1.55%      23,502     10.21 to  9.34          239,297       1.52%    31.29% to  30.46%
  2002 ..............         0.95% to 1.35%       5,514      7.76 to  7.77           42,825       0.00%   -22.45% to -22.27% (a)(b)
Gartmore GVIT Dreyfus International Value Fund - Class III
  2004 ..............         1.10% to 1.55%       6,001     11.53 to 16.33           90,057       2.03%    15.34% to  15.06% (a)(b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ..............         0.95% to 1.75%      76,130     12.70 to 12.10          957,220       0.66%    14.63% to  13.81%
  2003 ..............         0.95% to 1.75%      35,096     11.08 to 10.63          385,335       0.46%    33.37% to  32.29%
  2002 ..............         0.95% to 1.50%       8,310      8.06 to  8.31           68,339       0.31%   -17.22% to -16.91% (a)(b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
  2004 ..............         0.95% to 2.45%     703,255     12.04 to 11.56        8,389,511       0.37%    14.41% to  12.78%
  2003 ..............         0.95% to 2.45%     562,754     10.53 to 10.25        5,887,850       0.29%    33.02% to  31.00%
  2002 ..............         0.95% to 2.00%     170,381      7.83 to  7.91        1,344,861       0.27%   -21.72% to -20.87% (a)(b)
Gartmore GVIT Emerging Markets Fund - Class II
  2004 ..............         0.95% to 2.30%     134,352     15.72 to 15.13        2,092,732       0.93%    19.29% to  17.83%
  2003 ..............         0.95% to 2.25%     119,362     13.18 to 12.85        1,563,181       0.38%    63.10% to  60.97%
  2002 ..............         0.95% to 2.00%      57,258      8.00 to  8.08          461,497       0.19%   -19.96% to -19.21% (a)(b)
Gartmore GVIT Emerging Markets Fund - Class VI
  2004 ..............         0.95% to 2.10%      64,091     11.78 to 11.69          752,656       1.45%    17.83% to  16.93% (a)(b)
Gartmore GVIT Government Bond Fund - Class I
  2004 ..............         0.95% to 2.35%   2,542,383     11.24 to 11.29       28,769,779       5.39%     2.28% to   0.85%
  2003 ..............         0.95% to 2.30%   2,897,500     10.99 to 11.21       32,173,064       3.85%     1.03% to  -0.32%
  2002 ..............         0.95% to 1.85%   1,894,099     10.79 to 11.45       20,858,722       3.72%     7.82% to   8.75% (a)(b)
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ..............         0.95% to 2.45%   1,598,752     12.28 to 11.75       19,358,099       1.69%    12.94% to  11.23%
  2003 ..............         0.95% to 2.40%   1,174,265     10.87 to 10.48       12,659,702       1.33%    30.62% to  28.70%
  2002 ..............         0.95% to 1.80%     255,545      8.17 to  8.32        2,116,196       0.77%   -17.63% to -16.79% (a)(b)
Gartmore GVIT ID Conservative Fund - Class II
  2004 ..............         0.95% to 2.25%   3,386,624     11.03 to 10.62       36,988,477       2.33%     3.66% to   2.33%
  2003 ..............         0.95% to 2.25%   3,348,427     10.64 to 10.38       35,404,679       2.78%     6.88% to   5.50%
  2002 ..............         0.95% to 1.85%     881,738      9.84 to  9.96        8,755,969       2.20%    -1.62% to  -0.43% (a)(b)
Gartmore GVIT ID Moderate Fund - Class II
  2004 ..............         0.95% to 2.55%  12,564,944     11.73 to 11.15      145,739,412       2.05%     8.50% to   6.81%
  2003 ..............         0.95% to 2.55%  10,125,266     10.81 to 10.44      108,655,956       1.99%    18.91% to  17.00%
  2002 ..............         0.95% to 2.10%   2,265,379      8.95 to  9.09       20,515,389       1.47%   -10.15% to  -9.09% (a)(b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ..............         0.95% to 2.45%   5,001,910     12.06 to 11.47       59,575,549       1.83%    11.03% to   9.43%
  2003 ..............         0.95% to 2.40%   3,925,388     10.86 to 10.49       42,285,245       1.50%    25.44% to  23.61%
  2002 ..............         0.95% to 2.10%     974,155      8.50 to  8.66        8,409,020       1.15%   -14.43% to -13.41% (a)(b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ..............         0.95% to 2.45%   4,640,924     11.44 to 10.93       52,545,545       2.28%     6.14% to   4.58%
  2003 ..............         0.95% to 2.45%   4,126,406     10.78 to 10.45       44,183,731       2.47%    12.62% to  10.93%
  2002 ..............         0.95% to 1.85%   1,345,876      9.44 to  9.57       12,841,716       1.92%    -5.43% to  -4.28% (a)(b)
Gartmore GVIT International Value Fund - Class VI
  2004 ..............         0.95% to 1.90%     119,239     11.51 to 11.44        1,370,721       0.62%    15.15% to  14.43% (a)(b)
Gartmore GVIT Money Market Fund - Class I
  2004 ..............         0.95% to 2.45%   2,157,270      9.97 to  9.63       21,464,980       0.91%    -0.15% to  -1.66%
  2003 ..............         0.95% to 2.10%   2,346,235      9.99 to  9.90       23,492,068       0.55%    -0.33% to  -1.48%
  2002 ..............         0.95% to 1.85%   3,211,806      9.94 to 10.20       32,559,252       0.89%    -1.02% to   0.22% (a)(b)
Gartmore GVIT Small Cap Growth Fund - Class II
  2004 ..............         0.95% to 2.45%     388,541     10.68 to 10.22        4,117,381       0.00%    12.09% to  10.46%
  2003 ..............         0.95% to 2.45%     366,267      9.53 to  9.25        3,471,151       0.00%    32.79% to  30.74%
  2002 ..............         0.95% to 2.00%     167,244      7.07 to  7.17        1,197,349       0.00%   -29.27% to -28.25% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ..............         0.95% to 1.75%      43,060   $ 13.87 to 12.14   $      586,761       0.00%    16.18% to  15.39%
  2003 ..............         0.95% to 1.65%      23,228     11.93 to 10.55          266,670       0.00%    55.37% to  54.26%
  2002 ..............         0.95% to 1.20%       1,074      6.87 to  7.67            8,098       0.02%   -23.44% to -23.26% (a)(b)
Gartmore GVIT Small Cap Value Fund - Class II
  2004 ..............         0.95% to 2.30%     647,848     12.81 to 12.35        8,216,175       0.00%    15.89% to  14.44%
  2003 ..............         0.95% to 2.30%     559,038     11.05 to 10.79        6,135,019       0.00%    54.96% to  52.83%
  2002 ..............         0.95% to 1.85%     112,208      7.07 to  7.13          799,034       0.00%   -29.32% to -28.67% (a)(b)
Gartmore GVIT Small Company Fund - Class I
  2004 ..............         0.95% to 1.75%      60,409     13.56 to 12.44          797,491       0.00%    17.89% to  17.06%
  2003 ..............         0.95% to 1.65%      39,888     11.50 to 10.66          451,750       0.00%    39.68% to  38.70%
  2002 ..............         0.95% to 1.35%       4,671      8.22 to  8.23           38,430       0.00%   -17.84% to -17.65% (a)(b)
Gartmore GVIT Small Company Fund - Class II
  2004 ..............         0.95% to 2.05%     481,110     13.85 to 13.42        6,610,549       0.00%    17.66% to  16.47%
  2003 ..............         0.95% to 2.05%     371,625     11.77 to 11.52        4,351,383       0.00%    39.28% to  37.74%
  2002 ..............         0.95% to 2.00%     135,334      8.37 to  8.45        1,141,193       0.00%   -16.34% to -15.50% (a)(b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
  2004 ..............         0.95% to 2.30%      37,195     14.22 to 13.92          524,905       1.87%    16.35% to  14.86%
  2003 ..............         0.95% to 2.25%      12,354     12.22 to 12.12          150,570       0.15%    22.24% to  21.21% (a)(b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
  2004 ..............         0.95% to 2.60%     581,820      9.85 to  9.38        5,650,930       0.00%     7.95% to   6.20%
  2003 ..............         0.95% to 2.45%     483,758      9.12 to  8.85        4,379,571       0.00%    21.44% to  19.57%
  2002 ..............         0.95% to 2.10%     137,254      7.41 to  7.51        1,026,789       0.00%   -25.95% to -24.90% (a)(b)
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
  2004 ..............         0.95% to 2.45%     890,831      9.76 to  9.33        8,579,778       0.00%    13.29% to  11.67%
  2003 ..............         0.95% to 2.45%     782,319      8.61 to  8.35        6,682,965       0.00%    35.31% to  33.20%
  2002 ..............         0.95% to 2.10%     284,611      6.27 to  6.36        1,804,391       0.00%   -37.29% to -36.35% (a)(b)
MFS/(R)/ VIT - New Discovery Series - Service Class
  2004 ..............         0.95% to 2.45%     467,317     10.06 to  9.63        4,654,247       0.00%     5.20% to   3.67%
  2003 ..............         0.95% to 2.70%     516,432      9.57 to  9.24        4,906,118       0.00%    32.16% to  29.79%
  2002 ..............         0.95% to 2.25%     190,543      7.12 to  7.24        1,374,831       0.00%   -28.79% to -27.61% (a)(b)
MFS/(R)/ VIT - Value Series - Service Class
  2004 ..............         0.95% to 2.25%     638,853     12.06 to 11.61        7,612,804       0.40%    13.73% to  12.33%
  2003 ..............         0.95% to 2.15%     567,227     10.60 to 10.36        5,972,049       0.13%    23.52% to  22.01%
  2002 ..............         0.95% to 1.95%     221,613      8.50 to  8.58        1,894,709       0.00%   -15.00% to -14.18% (a)(b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 ..............         0.95% to 2.05%      10,971     11.31 to 13.56          132,457       0.00%    13.12% to  12.33% (a)(b)
Oppenheimer Capital Appreciation Fund/VA - Service Class
  2004 ..............         0.95% to 2.60%   1,746,466     10.58 to 10.08       18,254,140       0.23%     5.60% to   3.92%
  2003 ..............         0.95% to 2.70%   1,504,622     10.02 to  9.68       14,953,724       0.21%    29.45% to  27.14%
  2002 ..............         0.95% to 2.25%     514,036      7.61 to  7.74        3,964,545       0.01%   -23.87% to -22.62% (a)(b)
Oppenheimer Global Securities Fund/VA - Class 3
  2004 ..............         0.95% to 1.75%      14,284     11.59 to 16.64          171,919       0.00%    15.86% to  15.31% (a)(b)
Oppenheimer Global Securities Fund/VA - Class 4
  2004 ..............         0.95% to 2.45%     436,362     11.57 to 11.45        5,036,591       0.00%    15.69% to  14.54% (a)(b)
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ..............         0.95% to 1.55%      55,720     13.25 to 11.89          729,261       1.35%    18.03% to  17.45%
  2003 ..............         0.95% to 1.75%      38,245     11.22 to 10.07          423,082       0.25%    41.66% to  40.49%
  2002 ..............         0.95% to 1.10%       5,633      7.91 to  7.92           44,600       0.00%   -20.85% to -20.78% (a)(b)
Oppenheimer Global Securities Fund/VA - Service Class
  2004 ..............         0.95% to 2.20%     764,881     13.17 to 12.71        9,987,023       1.31%    17.75% to  16.39%
  2003 ..............         0.95% to 2.45%   1,001,034     11.19 to 10.87       11,125,344       0.77%    41.50% to  39.33%
  2002 ..............         0.95% to 2.10%     462,585      7.80 to  7.91        3,647,480       0.00%   -22.01% to -20.93% (a)(b)
Oppenheimer High Income Fund/VA - Initial Class
  2004 ..............         0.95% to 1.75%     153,260     12.77 to 12.52        1,949,978       5.81%     7.93% to   7.12%
  2003 ..............         0.95% to 1.65%     112,870     11.83 to 11.70        1,332,616       3.41%    22.78% to  21.97%
  2002 ..............         0.95% to 1.35%      21,980      9.61 to  9.64          211,638       0.00%    -3.86% to  -3.63% (a)(b)
Oppenheimer Main Street Fund/(R)//VA - Service Class
  2004 ..............         0.95% to 2.45%   1,636,694     11.08 to 10.60       17,941,496       0.68%     8.11% to   6.55%
  2003 ..............         0.95% to 2.45%   1,412,782     10.24 to  9.95       14,373,700       0.56%    25.24% to  23.32%
  2002 ..............         0.95% to 2.10%     443,060      8.07 to  8.18        3,613,964       0.01%   -19.31% to -18.20% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Oppenheimer Main Street Small Cap Fund/(R)//VA - Initial Class
  2004 ..............         0.95% to 1.65%      59,126   $ 14.15 to 13.90   $      833,668       0.00%    18.29% to  17.57%
  2003 ..............         0.95% to 1.65%      39,780     11.96 to 11.82          474,752       0.00%    42.99% to  42.00%
  2002 ..............         0.95% to 1.20%       7,916      8.35 to  8.36           66,169       0.00%   -16.48% to -16.36% (a)(b)
Oppenheimer Strategic Bond Fund/VA - Service Class
  2004 ..............         0.95% to 2.20%   1,419,627     13.12 to 12.66       18,439,937       4.76%     7.40% to   6.10%
  2003 ..............         0.95% to 2.10%   1,241,682     12.21 to 11.96       15,070,705       3.80%    16.05% to  14.76%
  2002 ..............         0.95% to 1.85%     393,065     10.40 to 10.52        4,126,784       0.08%     4.00% to   5.24% (a)(b)
Putnam VT Growth & Income Fund - IB Shares
  2004 ..............         0.95% to 2.15%      61,063     13.59 to 12.99          821,625       1.34%    10.06% to   8.81%
  2003 ..............         0.95% to 2.10%      43,738     12.35 to 11.95          537,504       0.00%    23.46% to  22.55% (a)(b)
Putnam VT International Equity Fund - IB Shares
  2004 ..............         0.95% to 1.70%      44,398     11.92 to 11.69          526,429       1.99%    15.09% to  14.32%
  2003 ..............         0.95% to 1.70%      32,137     10.35 to 10.22          331,951       0.64%    27.31% to  26.31%
  2002 ..............         0.95% to 1.35%      10,482      8.11 to  8.13           85,177       0.00%   -18.86% to -18.67% (a)(b)
Putnam VT Small Cap Value - IB Shares
  2004 ..............         0.95% to 1.50%      33,428     14.38 to 14.18          478,686       0.31%    25.02% to  24.32%
  2003 ..............         0.95% to 1.40%      28,092     11.51 to 11.42          322,508       0.30%    48.23% to  47.54%
  2002 ..............         0.95% to 1.35%      12,608      7.74 to  7.76           97,793       0.00%   -22.56% to -22.38% (a)(b)
Putnam VT Voyager II Fund - IB Shares
  2004 ..............         0.95% to 2.25%      94,158     10.58 to 10.23          989,007       0.23%     4.03% to  2.72%
  2003 ..............         0.95% to 2.05%      72,604     10.17 to  9.99          735,625       0.14%    23.72% to  22.34%
  2002 ..............         0.95% to 1.50%      14,682      8.20 to  8.22          120,649       0.00%   -18.03% to -17.77% (a)(b)
STI Classic Variable Trust - Capital Appreciation Fund
  2004 ..............         0.95% to 1.85%      23,732     12.57 to 12.32          294,980       0.25%     5.74% to   4.78%
  2003 ..............         1.45% to 1.80%      12,594     11.82 to 11.77          148,676       0.00%    16.73% to  16.32%
STI Classic Variable Trust - Growth & Income Fund
  2004 ..............         0.95% to 1.80%       4,514     15.00 to 14.71           67,120       1.00%    13.22% to  12.24%
  2003 ..............         0.95% to 1.80%       5,829     13.25 to 13.11           77,021       0.64%    25.29% to  24.21%
STI Classic Variable Trust - International Equity Fund
  2004 ..............         0.95% to 1.10%       1,409     16.92 to 16.87           23,770       2.96%    18.21% to  18.03%
  2003 ..............             0.95%               78         14.32                 1,117       0.00%         36.01%
STI Classic Variable Trust - Investment Grade Bond Fund
  2004 ..............             1.55%              630         10.71                 6,749       4.50%          2.56%
STI Classic Variable Trust - Mid Cap Equity Fund
  2004 ..............         0.95% to 1.85%      11,875     15.30 to 14.99          179,646       0.79%    15.71% to  14.66%
  2003 ..............         0.95% to 1.80%       7,474     13.22 to 13.08           98,167       0.74%    28.49% to  27.39%
STI Classic Variable Trust - Small Cap Value Equity Fund
  2004 ..............         0.95% to 1.40%       5,605     18.22 to 18.07          101,799       0.22%    23.01% to  22.59%
  2003 ..............         0.95% to 1.40%       1,520     14.81 to 14.74           22,410       0.01%    37.12% to  36.60%
STI Classic Variable Trust - Value Income Stock Fund
  2004 ..............         0.95% to 1.90%      19,347     15.14 to 14.84          289,809       1.75%    14.20% to  13.20%
  2003 ..............         1.15% to 1.80%      10,956     13.22 to 13.12          144,387       1.03%    21.70% to  20.91%
Van Kampen LIT - Comstock Portfolio - Class II
  2004 ..............         0.95% to 2.45%   1,737,181     12.15 to 11.64       20,902,268       0.72%    16.31% to  14.66%
  2003 ..............         0.95% to 2.45%   1,350,669     10.45 to 10.15       14,017,694       0.55%    29.53% to  27.56%
  2002 ..............         0.95% to 2.10%     555,025      7.96 to  8.07        4,464,450       0.01%   -20.44% to -19.33% (a)(b)
Van Kampen LIT - Emerging Growth Portfolio - Class II
  2004 ..............         0.95% to 2.45%     672,641      9.32 to  8.92        6,189,617       0.00%     5.76% to   4.21%
  2003 ..............         0.95% to 2.45%     688,105      8.81 to  8.55        6,015,661       0.00%    25.83% to  23.87%
  2002 ..............         0.95% to 2.10%     261,630      6.91 to  7.01        1,825,726       0.00%   -30.94% to -29.95% (a)(b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2004 ..............         0.95% to 2.15%     110,871     10.46 to 10.26        1,155,479       5.10%     3.08% to   1.85%
  2003 ..............         0.95% to 2.10%      19,930     10.15 to 10.07          201,875       0.00%     1.51% to   0.73% (a)(b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2004 ..............         0.95% to 2.30%     219,601     17.27 to 17.85        3,871,141       1.38%    34.78% to  33.09%
  2003 ..............         0.95% to 2.25%      64,808     12.81 to 13.42          846,144       0.00%    28.14% to  27.09% (a)(b)
VISION Group of Funds - Large Cap Growth Fund II
  2004 ..............         0.95% to 1.65%     255,689     10.05 to  9.87        2,559,023       0.69%     4.16% to   3.47%
  2003 ..............         0.95% to 1.65%     171,147      9.65 to  9.54        1,647,299       0.11%    16.23% to  15.39%
  2002 ..............         0.95% to 1.35%      56,581      8.27 to  8.30          469,174       0.00%   -17.28% to -16.96% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
VISION Group of Funds - Large Cap Value Fund II
  2004 ..............         0.95% to 1.65%     254,337   $ 11.43 to 11.22   $    2,889,581       1.30%     8.54% to   7.86%
  2003 ..............         0.95% to 1.65%     164,487     10.53 to 10.40        1,724,915       0.94%    32.18% to  31.24%
  2002 ..............         0.95% to 1.35%      65,516      7.93 to  7.97          520,862       0.21%   -20.67% to -20.35% (a)(b)
VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
  2004 ..............         0.95% to 1.85%   2,900,167     11.30 to 11.04       32,607,560       1.40%     4.93% to   4.03%
  2003 ..............         0.95% to 1.85%   2,168,937     10.77 to 10.61       23,287,184       0.97%    16.17% to  15.13%
  2002 ..............         0.95% to 1.55%     715,334      9.22 to  9.27        6,621,646       0.23%    -7.75% to  -7.31% (a)(b)
                                                                            ----------------
2004 Reserves for annuity contracts in payout phase: .................               388,543
                                                                            ----------------
2004 Contract owners' equity .........................................      $  1,918,111,618
                                                                            ================
2003 Reserves for annuity contracts in payout phase: .................               342,070
                                                                            ----------------
2003 Contract owners' equity .........................................      $  1,862,484,350
                                                                            ================
2002 Reserves for annuity contracts in payout phase: .................               390,249
                                                                            ----------------
2002 Contract owners' equity .........................................      $  1,361,352,650
                                                                            ================
2001 Reserves for annuity contracts in payout phase: .................               372,928
                                                                            ----------------
2001 Contract owners' equity .........................................      $  1,725,843,186
                                                                            ================
2000 Reserves for annuity contracts in payout phase: .................               553,897
                                                                            ----------------
2000 Contract owners' equity .........................................      $  2,060,057,497
                                                                            ================

        * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-7:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220      U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE

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Insurance Company